              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                              ON JANUARY 30, 2003

                                         SECURITIES ACT REGISTRATION NO. 2-74139

                                INVESTMENT COMPANY ACT REGISTRATION NO. 811-3264
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          / /

                           PRE-EFFECTIVE AMENDMENT NO.                       / /


                        POST-EFFECTIVE AMENDMENT NO. 35                      /X/

                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                          INVESTMENT COMPANY ACT OF 1940                     / /


                                AMENDMENT NO. 36                             /X/


                        (Check appropriate box or boxes)

                            ------------------------

                     PRUDENTIAL GOVERNMENT SECURITIES TRUST
               (Exact name of registrant as specified in charter)
            (Formerly, Prudential-Bache Government Securities Trust)

                              GATEWAY CENTER THREE
                         NEWARK, NEW JERSEY 07102-4077
              (Address of Principal Executive Offices) (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 367-7521

                             DEBORAH A. DOCS, ESQ.
                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
                    (Name and Address of Agent for Service)

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                   As soon as practicable after the effective
                      date of the Registration Statement.

             It is proposed that this filing will become effective
                            (check appropriate box):


              / / immediately upon filing pursuant to
                  paragraph (b)
              /X/ on January 31, 2003 pursuant to paragraph (b)
              / / 60 days after filing pursuant to paragraph (a)(1) / / on (date) pursuant to paragraph (a) (1)
              / / 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph (a)(2) of Rule
                  485

                  If appropriate, check the following box:
              / / this post-effective amendment designates a new
                  effective date for a previously filed
                  post-effective amendment.



----------------------------------------------------------------------
----------------------------------------------------------------------

                                     PROSPECTUS

                                     JANUARY 31, 2003


 PRUDENTIAL
 GOVERNMENT SECURITIES TRUST
 MONEY MARKET SERIES

                                     FUND TYPE
                                     Money market
                                     OBJECTIVE
                                     High current income, preservation of
                                     capital and maintenance of liquidity

                                     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Series' shares nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

Prudential Financial is a service mark of The Prudential Insurance Company of
America, Newark, NJ, and its affiliates.

                                     [PRUDENTIAL FINANCIAL LOGO]

TABLE OF CONTENTS
-------------------------------------


1       RISK/RETURN SUMMARY
1       Investment Objectives and Principal Strategies
1       Principal Risks
2       Evaluating Performance
4       Fees and Expenses

6       HOW THE SERIES INVESTS
6       Investment Objectives and Policies
7       Other Investments and Strategies
9       Investment Risks

12      HOW THE SERIES IS MANAGED
12      Board of Trustees
12      Manager
12      Investment Adviser
13      Distributor

14      SERIES DISTRIBUTIONS AND TAX ISSUES
14      Distributions
15      Tax Issues

16      HOW TO BUY, SELL AND EXCHANGE SHARES OF THE SERIES
16      How to Buy Shares
22      How to Sell Your Shares
26      How to Exchange Your Shares
27      Telephone Redemptions or Exchanges
28      Expedited Redemption Privilege

29      FINANCIAL HIGHLIGHTS
29      Class A Shares
30      Class Z Shares

32      THE PRUDENTIAL MUTUAL FUND FAMILY

        FOR MORE INFORMATION (Back Cover)


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MONEY MARKET SERIES                 [TELEPHONE ICON] (800) 225-1852

RISK/RETURN SUMMARY
-------------------------------------


This section highlights key information about the MONEY MARKET SERIES, which we refer to as "the Series." Additional information follows this summary. The Board of Trustees (the Board) has approved changing the name of the Trust to Dryden Government Securities Trust and the name of the Series to Dryden Government Securities Trust--Money Market Series, effective June 30, 2003.


INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

Our investment objectives are HIGH CURRENT INCOME, PRESERVATION OF CAPITAL AND MAINTENANCE OF LIQUIDITY. In pursuing our objectives, we invest primarily in a diversified portfolio of short-term money market instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Series will invest, under normal circumstances, at least 80% of its investable assets in U.S. Government securities, including repurchase agreements with respect to such securities. The term "investable assets" in this prospectus refers to the Series' net assets plus any borrowings for investment purposes. The Series' investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Series will provide 60 days' prior written notice to shareholders of a change in the 80% policy stated above. While we make every effort to achieve our investment objectives and maintain a net asset value of $1 per share, we can't guarantee success. To date, the Series' net asset value has never deviated from $1 per share.


PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. The money market securities in which the Series invests are generally subject to the risk that the obligations may lose value because interest rates rise or there is a lack of confidence in the borrower. In addition, certain securities may be subject to the risk that the issuer may be unable to make principal and interest payments when they are due. In addition, not all U.S. Government securities are insured or guaranteed by the U.S. Government; some are backed only by the issuing agency, which must rely on its own resources to repay the debt. Repurchase agreements have the risk of losing value if the seller defaults or the value of the collateral securing the repurchase agreement declines. Although investments in mutual funds involve risk, investing in money market portfolios like the Series is


-------------------------------------------------------------------
MONEY MARKET FUNDS
MONEY MARKET FUNDS--WHICH HOLD HIGH-QUALITY SHORT-TERM DEBT OBLIGATIONS--PROVIDE INVESTORS WITH A LOWER RISK, HIGHLY LIQUID INVESTMENT OPTION. THESE FUNDS ATTEMPT TO MAINTAIN A NET ASSET VALUE OF $1 PER SHARE, ALTHOUGH THERE CAN BE NO GUARANTEE THAT THEY WILL ALWAYS BE ABLE TO DO SO.
-------------------------------------------------------------------
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

generally less risky than investing in other types of funds. This is because the Series invests only in high-quality securities, limits the average maturity of the portfolio to 90 days or less, and limits the effective remaining maturity of any security to no more than 13 months. To satisfy the average maturity and maximum maturity requirements, securities with demand features are treated as maturing on the date that the Series can demand repayment of the security.
    For more detailed information about the risks associated with the Series, see "How the Series Invests--Investment Risks."

    An investment in the Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although we seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Series.


EVALUATING PERFORMANCE

A number of factors--including risk--can affect how the Series performs. The following bar chart shows the Series' performance for each full calendar year of operation for the last 10 years. The tables provide additional performance information for the periods indicated. The bar chart and Average Annual Total Returns table below demonstrate the risk of investing in the Series by showing how returns can change from year to year. The tables also compare the Series' performance to the performance of a group of similar mutual funds. Past performance does not mean that the Series will achieve similar results in the future. For current yield information, you can call us at (800) 225-1852.



ANNUAL RETURNS* (CLASS A SHARES)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993  2.58%
1994  3.57%
1995  5.30%
1996  4.77%
1997  4.93%
1998  4.82%
1999  4.36%
2000  5.53%
2001  3.58%
2002  1.13%

BEST QUARTER:   1.49% (4th quarter of 2000)
WORST QUARTER:  0.25% (4th quarter of 2002)




* THE SERIES' RETURN FROM 1-1-02 TO 12-31-02 WAS 1.13%.

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2  MONEY MARKET SERIES                           [TELEPHONE ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------


  AVERAGE ANNUAL TOTAL RETURNS(1) (AS OF 12-31-02)



                                     1 YR            5 YRS          10 YRS           SINCE INCEPTION
  Class A shares                          1.13%        3.87%           4.05%    5.78% (since 1-12-82)
  Class Z shares                          1.25%        4.00%             N/A    4.30%   (since 3-1-96)
  Lipper Average(2)                       1.08%        3.97%           4.13%    **(2)



  7 DAY YIELD(1) (AS OF 12-31-02)



  Class A shares                                    0.76%
  Class Z shares                                    0.88%
  iMoneyNet MFR Average(3)                          0.88%



(1)  THE SERIES' RETURNS AND YIELD ARE AFTER DEDUCTION OF EXPENSES.
(2) THE LIPPER AVERAGE IS BASED ON THE AVERAGE RETURN OF ALL MUTUAL FUNDS IN THE LIPPER U.S. GOVERNMENT MONEY MARKET FUNDS CATEGORY. LIPPER RETURNS SINCE THE INCEPTION OF EACH CLASS ARE 5.77% FOR CLASS A AND 4.23% FOR CLASS Z SHARES. SOURCE: LIPPER INC.
(3) THE IMONEYNET, INC. MONEY FUND REPORT AVERAGE-TM- (IMONEYNET MFR AVERAGE) IS BASED UPON THE AVERAGE YIELD OF ALL MUTUAL FUNDS IN THE IMONEYNET MFR AVERAGE/ALL TAXABLE MONEY MARKET FUND CATEGORY.


--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

FEES AND EXPENSES
These tables show the fees and expenses that you may pay if you buy and hold each share class of the Series--Class A and Class Z. Each share class has different expenses but represents an investment in the same series. Class Z shares are available only to a limited group of investors. For more information about which share class may be right for you, see "How to Buy, Sell and Exchange Shares of the Series."

  SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                          CLASS A  CLASS Z
  Maximum sales charge (load) imposed on
   purchases (as a percentage of
   offering price)                          None     None
  Maximum deferred sales charge (load)
   (as a percentage of the lower of
   original purchase price or sale
   proceeds)                                None     None
  Maximum sales charge (load) imposed on
   reinvested dividends and other
   distributions                            None     None
  Redemption fees                           None     None
  Exchange fee                              None     None


  ANNUAL SERIES OPERATING EXPENSES (DEDUCTED FROM SERIES ASSETS)


                                          CLASS A  CLASS Z
  Management fees                          0.40%    0.40%
  + Distribution and service (12b-1)
   fees                                   0.125%     None
  + Other expenses                         0.24%    0.24%
  = TOTAL ANNUAL SERIES OPERATING
   EXPENSES                                0.77%    0.64%



(1) YOUR BROKER MAY CHARGE YOU A SEPARATE OR ADDITIONAL FEE FOR PURCHASES OF SHARES.

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4  MONEY MARKET SERIES                           [TELEPHONE ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------

EXAMPLE
This example will help you compare the fees and expenses of the Series' two share classes and compare the cost of investing in the Series with the cost of investing in other mutual funds.
    The example assumes that you invest $10,000 in the Series for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                1 YR  3 YRS  5 YRS  10 YRS
  Class A shares                 $79   $246   $428    $954
  Class Z shares                 $65   $205   $357    $798


--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
-------------------------------------

INVESTMENT OBJECTIVES AND POLICIES
The Series' investment objectives are HIGH CURRENT INCOME, PRESERVATION OF CAPITAL AND MAINTENANCE OF LIQUIDITY. While we make every effort to achieve our objectives, we can't guarantee success.

    The Series invests in SHORT-TERM MONEY MARKET INSTRUMENTS issued or guaranteed by the U.S. Government or its agencies or instrumentalities to try to provide investors with high current income while maintaining a stable net asset value of $1 per share. We manage the Series to comply with specific rules designed for money market mutual funds. All securities that we purchase will be denominated in U.S. dollars. The Series will invest, under normal circumstances, at least 80% of its investable assets in U.S. Government securities, including repurchase agreements with respect to such securities.

    U.S. Government securities include DEBT OBLIGATIONS ISSUED BY THE U.S. TREASURY. Treasury securities are all backed by the full faith and credit of the U.S. Government, which means that payment of interest and principal is guaranteed, but yield and market value are not.
    Treasury debt obligations are sometimes "stripped" into their component parts--the Treasury's obligation to make periodic interest payments and its obligation to repay the amount borrowed. These STRIPPED SECURITIES are sold to investors separately. Stripped securities do not make periodic interest payments. They are typically sold at a discount and then redeemed for their face value on their maturity dates. These securities increase in value when interest rates fall and lose value when interest rates rise. However, the value of stripped securities generally fluctuates more in response to interest rate movements than the value of traditional debt securities. The Series may try to earn money by buying stripped securities at a discount and either selling them after they increase in value or holding them until they mature.
    The Series may also invest in CERTIFICATES OF DEPOSIT, which are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give investors comfort that the borrowing will be repaid when promised. Some certificates of deposit may be insured, such as certificates of deposit insured by the Federal Deposit Insurance Corporation.

    The Series may also use REPURCHASE AGREEMENTS with respect to U.S. Government securities, where a party agrees to sell a security to the Series

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6  MONEY MARKET SERIES                           [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------


and then repurchase it at an agreed-upon price at a stated time. This creates a fixed return for the Series, and is, in effect a loan by the Series.

    The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing the operation of money market mutual funds.
    For more information, see "Investment Risks" below and the Statement of Additional Information, "Description of the Trust, Its Investments and Risks." The Statement of Additional Information--which we refer to as the SAI--contains additional information about the Series. To obtain a copy, see the back cover of this prospectus.

    The Series' investment objectives are fundamental policies that cannot be changed without shareholder approval. The Trust's Board can change investment policies of the Series that are not fundamental.


OTHER INVESTMENTS AND STRATEGIES
In addition to the principal strategies, we also may use the following investment strategies to increase the Series' returns or protect its assets if market conditions warrant.

ASSET-BACKED SECURITIES

The Series may invest in asset-backed securities. An ASSET-BACKED SECURITY is a type of pass-through instrument that pays interest based upon the cash flow of an underlying pool of assets, such as student loans or residential mortgages.


FLOATING RATE DEBT SECURITIES AND VARIABLE RATE DEBT SECURITIES
The Series may invest in floating rate debt securities and variable rate debt securities with respect to money-market obligations. FLOATING RATE DEBT SECURITIES are debt securities that have an interest rate that is set as a specific percentage of a designated rate, such as the rate on Treasury debt obligations. The interest rate on floating rate debt securities changes when there is a change in the designated rate. VARIABLE RATE DEBT SECURITIES are debt securities that have an interest rate that is adjusted periodically based on the market rate at a specified time. They generally allow the Series to demand full payment of the debt securities on short notice. At times the Series may receive an amount that may be more or less than the amount paid for the debt securities.
--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

The Series may purchase up to 15% of its investable assets in money-market obligations on a WHEN-ISSUED or DELAYED-DELIVERY basis. When the Series makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery and payment for the obligations take place at a later time. The Series does not earn interest income until the date the obligations are expected to be delivered.


LIQUIDITY PUTS AND CALLS
The Series may purchase and exercise PUTS OR CALLS on money-market obligations without limit. Puts give the Series the right to sell securities at a specified price and date. Calls give the Series the right to buy securities at a specified price and date. Puts or calls may be acquired to allow the Series to manage liquidity. Puts or calls may involve additional costs to the Series, which could reduce the Series' return.
    For more information about these strategies, see the SAI, "Description of the Trust, Its Investments and Risks."

ADDITIONAL STRATEGIES
The Series also follows certain policies when it BORROWS MONEY (the Series may borrow up to 20% of the value of its total assets); LENDS ITS SECURITIES to others (the Series may lend up to 30% of the value of its total assets); and HOLDS ILLIQUID SECURITIES (the Series may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Series is subject to certain other investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.
-------------------------------------------------------------------
8  MONEY MARKET SERIES                           [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

INVESTMENT RISKS

As noted previously, all investments involve risk, and investing in the Series is no exception. Since the Series' holdings can vary significantly from broad market indexes, performance of the Series can deviate from performance of the indexes. This chart outlines the key risks and potential rewards of the Series' principal strategies and certain of the Series' non-principal strategies. The investment types are listed in the order in which they normally will be used by the investment adviser. Unless otherwise noted, the Series' ability to engage in the particular type of investment is expressed as a percentage of investable assets. See, too, "Description of the Trust, Its Investments and Risks," in the SAI.


  INVESTMENT TYPE


% OF SERIES' ASSETS         RISKS                       POTENTIAL REWARDS
--------------------------------------------------------------------------------
  HIGH-QUALITY MONEY        -- Credit risk--the risk    -- Regular interest
  MARKET OBLIGATIONS            that the borrower            income
  OF ALL TYPES ISSUED OR        can't pay back the      -- Generally more secure
  GUARANTEED BY THE             money borrowed or           than lower-quality
  U.S. GOVERNMENT OR            make interest               debt securities
  ITS AGENCIES OR               payments (relatively    -- Most bonds rise in
  INSTRUMENTALITIES             low for U.S.                 value when interest
                                Government                  rates fall
  UP TO 100%                    securities)             -- The U.S. Govenment
                            -- Market risk--the risk        guarantees interest
                                that debt                   and principal
                                obligations will            payments on certain
                                lose value in the           U.S. Government
                                market, sometimes           securities
                                rapidly or
                                unpredictably,
                                because interest
                                rates rise or there
                                is a lack of
                                confidence in the
                                borrower
                            -- Not all U.S.
                                Government
                                securities are
                                insured or
                                guaranteed by the
                                U.S.
                                Government--some are
                                backed only by the
                                issuing agency which
                                must rely on its own
                                resources to repay
                                the debt
--------------------------------------------------------------------------------
  VARIABLE/FLOATING         -- May decrease returns     -- May offer protection
  RATE DEBT SECURITIES          when interest rates         against interest
                                decrease                    rate increases
  PERCENTAGE VARIES;
  USUALLY LESS THAN 65%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------

  INVESTMENT TYPE (CONT'D)


% OF SERIES' ASSETS         RISKS                       POTENTIAL REWARDS
--------------------------------------------------------------------------------
  ASSET-BACKED              -- Prepayment risk--the     -- Regular interest
  SECURITIES                    risk that the                income
                                underlying              -- May offer higher
  PERCENTAGE VARIES;            obligations may be           yield due to their
  USUALLY LESS THAN 25%         prepaid, partially          structure
                                or completely,
                                generally during
                                periods of falling
                                interest rates. This
                                may require the
                                Series to reinvest
                                in lower yielding
                                securities
                            -- Credit risk--the risk
                                that the underlying
                                receivables will not
                                be paid by issuers
                                or guarantors of
                                such instruments.
                                Some asset-backed
                                securities are
                                unsecured or secured
                                by lower-rated
                                insurers or
                                guarantors and thus
                                may involve greater
                                risk
                            -- See market risk
--------------------------------------------------------------------------------
  LIQUIDITY PUTS AND        -- Puts or calls used       -- May allow the Series
  CALLS                          for liquidity               to be fully
                                management may not          invested while
  PERCENTAGE VARIES;            have the intended           providing necessary
  USUALLY LESS THAN 25%         effects and may             liquidity
                                result in losses or
                                missed opportunities
                            -- The other party to a
                                put or call could
                                default
                            -- Certain types of puts
                                 or calls involve
                                costs to the seller
                                which can reduce
                                returns
--------------------------------------------------------------------------------
  WHEN-ISSUED AND           -- Value of securities      -- May magnify
  DELAYED-DELIVERY               may decrease before         underlying
  SECURITIES                    delivery occurs             investment returns
                            -- Broker/dealer may
  UP TO 15%                     become insolvent
                                prior to delivery
--------------------------------------------------------------------------------


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10  MONEY MARKET SERIES                          [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

  INVESTMENT TYPE (CONT'D)

% OF SERIES' ASSETS         RISKS                       POTENTIAL REWARDS
--------------------------------------------------------------------------------
  ILLIQUID SECURITIES       -- Illiquidity risk--the    -- May offer a more
                                 risk that debt             attractive yield
  UP TO 10% OF NET              obligations may be          than more widely
  ASSETS                        difficult to value          traded securities
                                precisely and sell
                                at time or price
                                desired, in which
                                case valuation would
                                depend more on
                                investment adviser's
                                judgment than is
                                generally the case
                                with other types of
                                debt securities
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HOW THE SERIES IS MANAGED
-------------------------------------

BOARD OF TRUSTEES

The Board oversees the actions of the Manager, investment adviser and Distributor and decides on general policies. The Board also oversees the Series' officers, who conduct and supervise the daily business operations of the Series.


MANAGER

PRUDENTIAL INVESTMENTS LLC (PI)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NJ 07102



    Under a Management Agreement with the Trust, PI manages the Series' investment operations and administers its business affairs. PI also is responsible for supervising the Series' investment adviser. For the fiscal year ended November 30, 2002, the Series paid PI management fees of .40% of the Series' average daily net assets.


    PI and its predecessors have served as manager or administrator to investment companies since 1987. As of September 30, 2002, PI, a wholly-owned subsidiary of Prudential, served as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, and as the administrator to closed-end investment companies, with aggregate assets of approximately $84.4 billion.


INVESTMENT ADVISER

Prudential Investment Management, Inc. (PIM) is the Series' investment adviser and has served as an investment adviser to investment companies since 1984. Its address is Gateway Center Two, 100 Mulberry Street, Newark, NJ 07102. PI has responsibility for all investment advisory services, supervises PIM and pays PIM for its services.


    The PIM Fixed Income Group is organized into teams specializing in different sectors of the fixed income market: U.S. and non-U.S. government bonds and mortgages, U.S. and non-U.S. investment grade corporate bonds, high yield bonds, emerging markets bonds, municipal bonds, and money market securities.


    The Money Markets Team, headed by Joseph Tully, is primarily responsible for overseeing the day-to-day management of the Series. The Team

-------------------------------------------------------------------
12  MONEY MARKET SERIES                          [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES IS MANAGED
------------------------------------------------


develops and coordinates the Series' investment strategy. "Top-down" investment decisions, such as maturity, yield curve, and sector positioning, are made consistent with a PIM Fixed Income-wide Strategic Outlook, while "bottom-up" security selection is done by the Money Markets Sector Team. The Strategic Outlook is developed quarterly by a team led by the Chief Investment Officer, Patricia L. Cook. The Strategic Outlook assesses the likely ranges of economic and interest rate scenarios to provide a Prudential Fixed Income-wide view on the economy, interest rates, yield curve, and risk levels in each major bond market, both U.S. and globally.


DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Series' shares under a Distribution Agreement with the Series. The Series has a Distribution and Service Plan (the Plan) under Rule 12b-1 under the Investment Company Act for Class A shares. Under the Plan and Distribution Agreement, PIMS pays the expenses of distributing the Series' Class A and Class Z shares and provides certain shareholder support services. The Series pays distribution and other fees to PIMS as compensation for its services for Class A shares, but not for Class Z shares. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" tables.

--------------------------------------------------------------------------------

SERIES DISTRIBUTIONS
AND TAX ISSUES
-------------------------------------

Investors who buy shares of the Series should be aware of some important tax issues. For example, the Series distributes DIVIDENDS of ordinary income and CAPITAL GAINS, if any, to shareholders. These distributions are subject to taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA) or some other qualified or tax-deferred plan or account. Dividends and distributions from the Series also may be subject to state and local income tax in the state where you live.

    The following briefly discusses some of the important federal income tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.


DISTRIBUTIONS

The Series distributes DIVIDENDS out of any net investment income, plus short-term capital gains, to shareholders every month. For example, if the Series owns a U.S. Treasury security and the security pays interest, the Series will pay out a portion of this interest as a dividend to its shareholders, assuming the Series' income is more than its costs and expenses. The dividends you receive from the Series will be taxed as ordinary income, whether or not they are reinvested in the Series. Corporate shareholders are not expected to be eligible for the 70% dividends-received deduction in respect of dividends paid by the Series.


    Although the Series is not likely to realize long-term capital gains because of the types of securities we purchase, any such CAPITAL GAINS will be paid to shareholders--typically once a year. Capital gains are generated when the Series sells assets for a profit. LONG-TERM capital gains are generated when the Series sells for a profit assets which it held for more than 1 year. For an individual, the maximum long-term federal capital gains rate is generally 20%. The maximum capital gains rate for corporate shareholders currently is the same as the maximum tax rate for ordinary income.


    For your convenience, Series distributions of dividends and net capital gains are AUTOMATICALLY REINVESTED in the Series. If you ask us to pay the distributions in cash, we will send you a check if your account is with the Transfer Agent. Otherwise, if your account is with a broker, you will receive a credit to your account. Either way, the distributions may be subject to income taxes, unless your shares are held in a qualified or tax-deferred plan or account. For more information about automatic reinvestment and other

-------------------------------------------------------------------
14  MONEY MARKET SERIES                          [TELEPHONE ICON] (800) 225-1852

SERIES DISTRIBUTIONS
AND TAX ISSUES
------------------------------------------------


shareholder services, see "Additional Shareholder Services" in the next section.


TAX ISSUES
FORM 1099
Every year, you will receive a Form 1099, which reports the amount of dividends and long-term capital gains we distributed to you during the prior year. If you own shares of the Series as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099. However, you will receive a Form 1099 when you take any distributions from your qualified or tax-deferred plan or account.
    Series distributions are generally taxable to you in the calendar year in which they are received, except when we declare certain dividends in the fourth quarter, and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year.

WITHHOLDING TAXES

If federal law requires you to provide the Series with your correct taxpayer identification number and certifications as to your tax status, and you fail to do this, or if you are otherwise subject to backup withholding, we will withhold and pay to the U.S. Treasury a portion (currently 30%, but declining to 28% by 2006) of your distributions. Dividends of net investment income and net short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. federal withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.


QUALIFIED AND TAX-DEFERRED RETIREMENT PLANS

Retirement plans and accounts allow you to defer paying taxes on investment income and capital gains. Contributions to these plans may also be tax deductible, although distributions from these plans generally are taxable. In the case of Roth IRA accounts, contributions are not tax deductible, but distributions from the plan may be tax-free.

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                                                                              15
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HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
-------------------------------------

HOW TO BUY SHARES

SECURITIES ACCOUNT PARTICIPANTS


    SWEEP PURCHASES


Shares of the Series are available to holders of certain securities accounts held at designated broker-dealers that offer a sweep feature, including basic securities accounts and COMMAND, COMMAND Plus and BusinessEdge Accounts offered through Prudential Securities Incorporated or Pruco Securities Corporation and certain accounts cleared through Wexford Clearing Services Corporation.


    A sweep feature allows the account holder to have free credit balances in the securities account automatically invested in a money market fund. Free credit balances in excess of prescribed minimums are automatically invested in the money market fund periodically in accordance with the terms of the securities account.


    For accounts other than COMMAND Accounts, certain retirement and employee savings plans and custodial accounts for the benefit of minors, an order to purchase shares of a money market fund is placed (1) when the account has a free credit balance of $10,000 or more, on the business day following the availability of the free credit balance, (2) when the account has a free credit balance totaling more than $1,000 that results from a securities transaction, on the business day following the settlement date, and (3) in the case of other free credit balances, at least once a month on the last business day of each month. For COMMAND Accounts, certain retirement and employee savings plans and custodial accounts for the benefit of minors, an order to purchase shares of a money market fund is placed (1) in the case of free credit balances resulting from the proceeds of securities sales, on the settlement date of the securities sale or, in the case of non-COMMAND accounts, on the business day following the settlement date, and (2) in the case of free credit balances resulting from non-trade-related credits (i.e., receipt of dividends and interest payments, or a deposit by the participant into a securities account), on the business day after receipt by Prudential Securities, Pruco Securities or other designated broker-dealer of the non-trade-related credit.


    Purchases of money market fund shares are subject to a minimum initial investment of $1,000, and a minimum subsequent investment of $100, which minimums are waived for COMMAND Accounts, certain retirement and employee savings plans and custodial accounts for the benefit of minors.

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16  MONEY MARKET SERIES                          [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------


    You will begin earning dividends on shares of the Series purchased through the sweep feature on the first business day after the order is placed. Shares of the Series will be purchased at the net asset value (NAV) next determined on the business day on which the order is placed. Prudential Securities, Pruco Securities or other designated broker-dealer may use and retain the benefit of credit balances in your securities account until shares are purchased.


    Purchases of, withdrawals from, and dividends from shares of the Series will be shown in your Prudential Securities, Pruco Securities or other account. Prudential Securities, Pruco Securities or other designated broker-dealer has the right to terminate a securities account for any reason. If this occurs, all shares of the Series held in the securities account will be redeemed.


    Account holders should consult their financial professional at Prudential Securities, Pruco Securities or other designated broker-dealer for further details and information concerning the operation of the sweep feature.



    MANUAL PURCHASES


    Securities account holders may also make manual purchases of shares of the Series (that is, purchases other than through their securities account sweep feature).


    Please see "How to Buy, Sell and Exchange Shares of the Series--Direct Purchasers" for information on available share classes and investment minimums.



DIRECT PURCHASERS


STEP 1: OPEN AN ACCOUNT

If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Series for you, call Prudential Mutual Fund
Services LLC (PMFS) at (800) 225-1852 or contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INVESTMENT SERVICES
P.O. BOX 8179
PHILADELPHIA, PA 19101

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                                                                              17
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HOW TO BUY, SELL AND
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------------------------------------------------


    You may purchase shares by check or by wire. We do not accept cash or money orders. To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. For additional information about purchasing shares of the Series, see the back cover page of this prospectus. We have the right to reject any purchase order (including an exchange into the Series) or suspend or modify the Series' sale of its shares.


STEP 2: CHOOSE A SHARE CLASS

Individual investors can choose between Class A and Class Z shares of the Series, although Class Z shares are available only to a limited group of investors.

    When choosing a share class, you should consider the following:

     --    The amount of your investment

     --    Whether you qualify to purchase Class Z shares.

SHARE CLASS COMPARISON. Use this chart to help you compare the Series' two share classes.


                                            CLASS A    CLASS Z
 Minimum purchase amount(1)               $1,000       None
 Minimum amount for subsequent
  purchases(1)                            $100         None
 Maximum initial sales charge             None         None
 Contingent Deferred Sales Charge (CDSC)  None         None
 Annual distribution and service (12b-1)
  fees
  (shown as a percentage of average net
  assets)(2)                              .125 of 1%   None



(1) THE MINIMUM INVESTMENT REQUIREMENTS DO NOT APPLY TO CERTAIN RETIREMENT AND EMPLOYEE SAVINGS PLANS AND CUSTODIAL ACCOUNTS FOR MINORS. THE MINIMUM INITIAL AND SUBSEQUENT INVESTMENT FOR PURCHASES MADE THROUGH THE AUTOMATIC INVESTMENT PLAN IS $50. FOR MORE INFORMATION, SEE "ADDITIONAL SHAREHOLDER SERVICES--AUTOMATIC INVESTMENT PLAN."
(2) THESE DISTRIBUTION AND SERVICE (12b-1) FEES ARE PAID FROM THE SERIES' ASSETS ON A CONTINUOUS BASIS. OVER TIME, THE FEES WILL INCREASE THE COST OF YOUR INVESTMENT AND MAY COST YOU MORE THAN PAYING OTHER TYPES OF SALES CHARGES. CLASS A SHARES MAY PAY A SERVICE FEE OF UP TO .125 OF 1%. THE DISTRIBUTION FEE FOR CLASS A SHARES IS LIMITED TO .125 OF 1% (INCLUDING UP TO .125 OF 1% AS A SERVICE FEE).



QUALIFYING FOR CLASS Z SHARES
BENEFIT PLANS. Certain group retirement plans may purchase Class Z shares if they meet the required minimum for amount of assets, average account
-------------------------------------------------------------------
18  MONEY MARKET SERIES                          [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

balance or number of eligible employees. For more information about these requirements, call Prudential at (800) 353-2847.

MUTUAL FUND PROGRAMS. Class Z shares also can be purchased by participants in any fee-based program or trust program sponsored by Prudential or an affiliate that includes the Series as an available option. Class Z shares also can be purchased by investors in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with Prudential Investments Advisory Group relating to:


     -- Mutual fund "wrap" or asset allocation programs, where the sponsor places Series trades, links its clients' accounts to a master account in the sponsor's name and charges its clients a management, consulting or other fee for its services, or


     -- Mutual fund "supermarket" programs, where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.


    Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients both Class A shares and Class Z shares in the Series in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.


OTHER TYPES OF INVESTORS. Class Z shares also can be purchased by any of the following:


     -- Certain participants in the MEDLEY Program (group variable annuity contracts) sponsored by Prudential for whom Class Z shares of the Prudential mutual funds are an available option;



     -- Current and former Directors/Trustees of the Prudential mutual funds (including the Series);



     --    Prudential, with an investment of $10 million or more; and



     -- Class Z shares may also be purchased by qualified state tuition programs (529 plans).

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                                                                              19
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HOW TO BUY, SELL AND
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------------------------------------------------


PAYMENTS TO THIRD PARTIES


The Distributor or one of its affiliates may make ongoing payments, from its own resources, to brokers, financial advisers and other persons for providing recordkeeping or otherwise facilitating the maintenance of shareholder accounts.


UNDERSTANDING THE PRICE YOU'LL PAY
When you invest in a mutual fund, you buy shares of the mutual fund. Shares of a money market mutual fund, like the Series, are priced differently than shares of common stock and other securities.
    The price you pay for each share of the Series is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the Series (assets minus liabilities) divided by the total number of shares outstanding. In determining NAV, the Series values its securities using the amortized cost method. The Series seeks to maintain an NAV of $1 per share at all times. Your broker may charge you a separate or additional fee for purchases of shares.

    We determine the NAV of our shares once each business day at the close of regular trading on the New York Stock Exchange (NYSE) usually 4:00 p.m., New York time. The NYSE is closed on most national holidays and Good Friday. We may not determine the Series' NAV on days when we have not received any orders to purchase, sell or exchange Series shares, or when changes in the value of the Series' portfolio do not materially affect its NAV.


    Most national newspapers report the NAVs of most mutual funds, which allows investors to check the prices of mutual funds daily.


WHAT PRICE WILL YOU PAY FOR SHARES OF THE SERIES?
For Class A and Class Z shares, you'll pay the public offering price, which is the NAV next determined after we receive your order to purchase. Your broker may charge you a separate or additional fee for purchases of shares.

    Unless regular trading on the NYSE closes before 4:00 p.m., your order to purchase must be received by 4:00 p.m., New York time, in order to receive the NAV for that day. In the event that regular trading on the NYSE closes before 4:00 p.m., New York time, you will receive the following

-------------------------------------------------------------------
20  MONEY MARKET SERIES                          [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------


day's NAV if your order to purchase is received after the close of regular trading on the NYSE.



ADDITIONAL SHAREHOLDER SERVICES


As a Series shareholder, you can take advantage of the following services and privileges:



AUTOMATIC REINVESTMENT. As we explained in the "Series Distributions and Tax Issues" section, the Series pays out--or distributes--its net investment income and net capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Series at NAV. If you want your distributions paid in cash, you can indicate this preference on your application, notify your broker, or notify the Transfer Agent in writing (at the address below) not less than five full business days before the date we determine who receives dividends.



PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: ACCOUNT MAINTENANCE
P.O. BOX 8159
PHILADELPHIA, PA 19101



AUTOMATIC INVESTMENT PLAN. You can make regular purchases of the Series for as little as $50 by having the money automatically withdrawn from your bank or brokerage account at specified intervals.



RETIREMENT PLAN SERVICES. Prudential offers a wide variety of retirement plans for individuals and institutions, including large and small businesses. For information on IRAs, including Roth IRAs or SEP-IRAs for a one-person business, please contact your financial adviser. If you are interested in opening a 401(k) or other company-sponsored retirement plan (SIMPLEs, SEP plans, Keoghs, 403(b) plans, pension and profit-sharing plans), your financial adviser will help you determine which retirement plan best meets your needs. Complete instructions about how to establish and maintain your plan and how to open accounts for you and your employees will be included in the retirement plan kit you receive in the mail.

--------------------------------------------------------------------------------
                                                                              21
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HOW TO BUY, SELL AND
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------------------------------------------------


MULTIPLE ACCOUNTS. Special procedures have been designed for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing an application form with the following:



PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: CUSTOMER SERVICE
P.O. BOX 15005
NEW BRUNSWICK, NEW JERSEY 08906



    The application form must be signed by persons authorized to act for the institution. Individual sub-accounts may be opened at the time the master account is opened by listing them, or they may be added at a later date by written advice or by filing forms supplied by the Trust. Sub-accounts may be identified by name and number within the master account name. The investment minimums set forth above apply to the aggregate amounts invested by a group and not the amount credited to each sub-account.



REPORTS TO SHAREHOLDERS. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Series. To reduce Series expenses, we may send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise. If each Series shareholder in your household would like to receive a copy of the Series' prospectus, shareholder report and proxy statement, please call us toll free at (800) 225-1852. We will begin sending additional copies of these documents within 30 days of receipt of your request.



HOW TO SELL YOUR SHARES: SECURITIES ACCOUNT PARTICIPANTS


When you sell shares of the Series--also known as REDEEMING your shares--the price you will receive will be the NAV next determined after Prudential Securities, Pruco Securities or other designated broker-dealer receives an order to sell. We must receive an order to sell by 4:00 p.m., New York time, to process the sale on that day. In the event that regular trading on the NYSE closes before 4:00 p.m., New York time, you will receive the following day's NAV if your order to sell is received after the

-------------------------------------------------------------------
22  MONEY MARKET SERIES                          [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------


close of regular trading on the NYSE. The NYSE is closed on most national holidays and Good Friday. We may not determine the Series' NAV on days when we have not received any orders to purchase, sell or exchange Series shares, or when changes in the value of the Series' portfolio do not materially affect its NAV.



AUTOMATIC REDEMPTION


Shares of your primary money sweep fund may be automatically redeemed to cover any deficit in your account in accordance with the terms of the securities account. A deficit in your securities account may result from activity arising under your account, such as debit balances incurred by use of the Visa-Registered Trademark-/Check Account, including Visa purchases, cash advances and checks. Debit balances for Visa purchases are payable on the 25th day of each month or, if that day is a weekend or holiday, on the preceding business day.


    Your securities account will be automatically scanned for deficits each day. If there is insufficient cash in your account, we will redeem an appropriate number of shares of your primary money sweep fund and shares of other money market funds that you own in your account but which are not designated as your primary money sweep fund to satisfy any remaining deficit in accordance with the terms of the securities account. Margin loans will be utilized to satisfy any deficits in your account after all of your shares in the Series and other money market funds you own are redeemed. Shares of the Series may not be purchased until all deficits and overdrafts in your account are satisfied. Please refer to your securities account documentation for additional details and requirements.


    You are entitled to any dividends declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by Prudential Securities, Pruco Securities or other designated broker-dealer which has advanced monies to satisfy deficits in your account. The amount redeemed will be the nearest higher dollar amount necessary to cover deficits from securities transactions or to honor your redemption requests.



MANUAL REDEMPTION


You may make manual redemptions (that is, a non-money market sweep redemption) of shares of a fund other than the fund selected as your

--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------


primary money sweep fund under your securities account. To complete a manual redemption, you should submit a written request for redemption directly to the Distributor or by calling your financial professional at Prudential Securities, Pruco Securities or other designated broker-dealer with which you have your securities account. The proceeds from a manual redemption will immediately become a free cash balance in your account and will automatically be invested in the fund that you have selected as your primary money sweep fund. Please refer to your securities account documentation for additional details and requirements.



HOW TO SELL YOUR SHARES: DIRECT PURCHASERS


You can sell your shares of the Series at any time, subject to certain restrictions.


    When you sell shares of the Series--also known as redeeming your shares--the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell. If your broker holds your shares, your broker must receive your order to sell by 4:00 p.m. New York time, to process the sale on that day. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. If your broker does not hold your shares contact:



PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: REDEMPTION SERVICES
P.O. BOX 8149
PHILADELPHIA, PA 19101



    Generally, we will pay you for the shares that you sell within seven days after the Transfer Agent, the Distributor or your broker receives your sell order. If you hold shares through a broker, payment will be credited to your account. If you are selling shares you recently purchased with a check, we may delay sending you the proceeds until your check clears, which can take up to 10 days from the purchase date. You can avoid delay if you purchase shares by wire, certified check or cashier's check. Your broker may charge you a separate or additional fee for sales of shares.

-------------------------------------------------------------------
24  MONEY MARKET SERIES                          [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

RESTRICTIONS ON SALES

There are certain times when you may not be able to sell shares of the Series or when we may delay paying you the proceeds from a sale. As permitted by the Securities and Exchange Commission, this may happen only during unusual market conditions or emergencies when the Series can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase, Redemption and Pricing of Trust Shares--Sale of Shares."


    If you hold your shares directly with the Transfer Agent, you will need to have the signature on your sell order signature guaranteed by an "eligible guarantor institution" if:



     --    you are selling more than $100,000 of shares, or



     -- you want the redemption proceeds made payable to someone that is not in our records, or



     -- you want the redemption proceeds sent to some place that is not in our records, or



     --    you are a business or a trust.



    An "eligible guarantor institution" includes any bank, broker-dealer, savings association or credit union. For more information, see the SAI, "Purchase, Redemption and Pricing of Trust Shares--Sale of Shares--Signature Guarantee."


REDEMPTION IN KIND
If the sales of Series shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Series' net assets, we can then give you securities from the Series' portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

SMALL ACCOUNTS
If you make a sale that reduces your account value to less than $500, we may sell the rest of your shares and close your account. We would do this to minimize the Series' expenses paid by other shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this action. This involuntary sale does not apply to shareholders
--------------------------------------------------------------------------------
                                                                              25
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HOW TO BUY, SELL AND
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------------------------------------------------

who own their shares as part of a 401(k) plan, an IRA or some other qualified or tax-deferred plan or account.

RETIREMENT PLANS

To sell shares and receive a distribution from a retirement account, call your broker or the Transfer Agent for a distribution request form. There are special distribution and income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer or plan trustee, you must arrange for the distribution request to be signed and sent by the plan administrator or trustee. For additional information, see the SAI.


HOW TO EXCHANGE YOUR SHARES

You can exchange your shares of the Series for shares of the other series of the Trust of the same class and certain other Prudential mutual funds--including certain money market funds--if you satisfy the minimum investment requirements of such other Prudential mutual fund. You can exchange Class A shares of the Series for Class A shares of another Prudential mutual fund, but you can't exchange Class A shares for Class B, Class C or Class Z shares. We may change the terms of the exchange privilege after giving you 60 days' notice.

    If you hold shares through a broker, you must exchange shares through your broker. Otherwise contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: EXCHANGE PROCESSING
P.O. BOX 8157
PHILADELPHIA, PA 19101


    When you exchange Class A shares of the Series for Class A shares of any other Prudential mutual fund, you will be subject to any sales charge that may be imposed by such other Prudential mutual fund. The sales charge is imposed at the time of your exchange.
    If you qualify to purchase Class Z shares, any Class A shares that you own will be automatically exchanged for Class Z shares on a quarterly
-------------------------------------------------------------------
26  MONEY MARKET SERIES                          [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

basis. Eligibility for this special exchange privilege is determined on the business day prior to the date of the exchange.
    If you participate in any fee-based program where the Series is an available investment option, your Class A shares, if any, will be automatically exchanged for Class Z shares when you elect to participate in the fee-based program. When you no longer participate in the program, all of your Class Z shares, including shares purchased while you were in the program, will be automatically exchanged for Class A shares. Likewise, if you are entitled to purchase Class Z shares as a participant in Prudential Securities 401(k) Plan and you seek to transfer your Class Z shares out of the 401(k) Plan after your voluntary or involuntary termination of employment or retirement, your Class Z shares held in the 401(k) Plan will be automatically exchanged for Class A shares.

FREQUENT TRADING
Frequent trading of Series shares in response to short-term fluctuations in the market--also known as "market timing"--may make it very difficult to manage the Series' investments. When market timing occurs, the Series may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Series' performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Series will have to invest. When, in our opinion, such activity would have a disruptive effect on portfolio management, the Series reserves the right to refuse purchase orders and exchanges into the Series by any person, group or commonly controlled account. The decision may be based upon dollar amount, volume and frequency of trading. The Series will notify a market timer of rejection of an exchange or purchase order. If the Series allows a market timer to trade Series shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.


TELEPHONE REDEMPTIONS OR EXCHANGES -- DIRECT PURCHASERS


You may redeem your shares if the proceeds of the redemption do not exceed $100,000 by calling the Series at (800) 225-1852 before 4:00 p.m. New York time. Certain restrictions apply. Please see the section titled

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                                                                              27
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HOW TO BUY, SELL AND
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------------------------------------------------


"Restrictions on Sales" for additional information. You may exchange your shares in any amount by calling the Series at (800) 225-1852 before 4:00 p.m., New York time. You will receive a redemption or exchange amount based on that day's NAV. In the event that regular trading on the NYSE closes before 4:00 p.m., New York time, you will receive the following day's NAV if your order to sell or exchange is received after the close of regular trading on the NYSE.


    The Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging shares. The Series will not be liable for losses due to unauthorized or fraudulent telephone instructions if it follows instructions that it reasonably believes are made by the shareholder. If the Series does not follow reasonable procedures, it may be liable.

    In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail or through your broker.
    The telephone redemption and exchange procedures may be modified or terminated at any time. If this occurs, you will receive a written notice from the Series.


EXPEDITED REDEMPTION PRIVILEGE -- DIRECT PURCHASERS


If you have selected the Expedited Redemption Privilege, you may have your redemption proceeds sent directly to your bank account. The Series must receive requests for expedited redemption prior to 4:00 p.m., New York time, to receive a redemption amount based on that day's NAV. In the event that regular trading on the NYSE closes before 4:00 p.m., New York time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. For more information, see "Purchase, Redemption and Pricing of Trust Shares--Expedited Redemption Privilege" in the SAI. The Expedited Redemption Privilege may be modified or terminated at any time without notice.

-------------------------------------------------------------------
28  MONEY MARKET SERIES                          [TELEPHONE ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
-------------------------------------


The financial highlights below are intended to help you evaluate the Series' financial performance for the past 5 years. The TOTAL RETURN in the chart represents the rate that a shareholder earned on an investment in the Series, assuming reinvestment of all dividends and other distributions. The information is for each share class for the periods indicated.


    A copy of the Series' annual report, along with the Series' audited financial statements and auditor's report, is available, upon request, at no charge, as described on the back cover of this prospectus.


CLASS A SHARES

The financial highlights were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.


 CLASS A SHARES (FISCAL YEARS ENDED 11-30)


PER SHARE OPERATING
PERFORMANCE                            2002       2001       2000       1999       1998
 NET ASSET VALUE, BEGINNING OF YEAR    $1.000     $1.000     $1.000     $1.000     $1.000
 Net investment income and net
  realized gain on investment
  transactions                          0.012      0.039      0.053      0.042      0.048
 Dividends and distributions           (0.012)    (0.039)    (0.053)    (0.042)    (0.048)
 NET ASSET VALUE, END OF YEAR          $1.000     $1.000     $1.000     $1.000     $1.000
 TOTAL RETURN(1)                        1.19%      4.04%      5.43%      4.31%      4.87%
------------------------------------------------------------------------------------------



RATIOS/SUPPLEMENTAL DATA               2002       2001       2000       1999       1998
 NET ASSETS, END OF YEAR (000)       $607,585   $608,038   $558,307   $576,868   $590,004
 AVERAGE NET ASSETS (000)            $612,109   $589,136   $559,103   $594,266   $589,649
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  and service (12b-1) fees              0.77%      0.83%      0.91%      0.90%      0.80%
 Expenses, excluding distribution
  and service (12b-1) fees              0.64%      0.70%      0.79%      0.77%      0.67%
 Net investment income                  1.14%      3.82%      5.35%      4.23%      4.77%
------------------------------------------------------------------------------------------


(1) TOTAL RETURN IS CALCULATED ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH YEAR REPORTED AND INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS Z SHARES

The financial highlights were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.


 CLASS Z SHARES (FISCAL YEARS ENDED 11-30)


PER SHARE OPERATING PERFORMANCE        2002       2001       2000       1999       1998
 NET ASSET VALUE, BEGINNING OF YEAR    $1.000     $1.000     $1.000     $1.000     $1.000
 Net investment income and net
  realized gain on investment
  transactions                          0.013      0.040      0.054      0.044      0.049
 Dividends and distributions           (0.013)    (0.040)    (0.054)    (0.044)    (0.049)
 NET ASSET VALUE, END OF YEAR          $1.000     $1.000     $1.000     $1.000     $1.000
 TOTAL RETURN(1)                        1.32%      4.16%      5.56%      4.44%      5.00%
------------------------------------------------------------------------------------------



RATIOS/SUPPLEMENTAL DATA               2002       2001       2000       1999       1998
 NET ASSETS, END OF YEAR (000)        $23,002    $31,188    $38,534    $41,546    $26,901
 AVERAGE NET ASSETS (000)             $27,790    $37,641    $34,243    $32,984    $19,236
 RATIO TO AVERAGE NET ASSETS:
 Expenses, including distribution
  and service (12b-1) fees              0.64%      0.70%      0.79%      0.77%      0.67%
 Expenses, excluding distribution
  and service (12b-1) fees              0.64%      0.70%      0.79%      0.77%      0.67%
 Net investment income                  1.27%      4.03%      5.48%      4.38%      4.89%
------------------------------------------------------------------------------------------


(1) TOTAL RETURN IS CALCULATED ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH YEAR REPORTED AND INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS.

-------------------------------------------------------------------
30  MONEY MARKET SERIES                          [TELEPHONE ICON] (800) 225-1852

                 [This page has been left blank intentionally.]
--------------------------------------------------------------------------------

THE PRUDENTIAL MUTUAL FUND FAMILY

-------------------------------------


Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852. Please read the prospectus carefully before you invest or send money.



PRUDENTIAL MUTUAL FUNDS

-------------------------------------------------------------


STOCK FUNDS


LARGE CAPITALIZATION STOCK FUNDS
PRUDENTIAL 20/20 FOCUS FUND


PRUDENTIAL EQUITY FUND, INC.


PRUDENTIAL INDEX SERIES FUND


  PRUDENTIAL STOCK INDEX FUND


PRUDENTIAL TAX-MANAGED FUNDS


  PRUDENTIAL TAX-MANAGED EQUITY FUND


PRUDENTIAL VALUE FUND


THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.


  PRUDENTIAL JENNISON GROWTH FUND


SMALL-TO-MID-CAPITALIZATION STOCK
  FUNDS
NICHOLAS-APPLEGATE FUND, INC.


  NICHOLAS-APPLEGATE GROWTH EQUITY FUND


PRUDENTIAL SMALL COMPANY FUND, INC.


PRUDENTIAL TAX-MANAGED SMALL-CAP FUND, INC.


PRUDENTIAL U.S. EMERGING GROWTH FUND, INC.


THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.


  PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND


SECTOR STOCK FUNDS
PRUDENTIAL NATURAL RESOURCES FUND, INC.


PRUDENTIAL REAL ESTATE SECURITIES FUND


PRUDENTIAL SECTOR FUNDS, INC.


  PRUDENTIAL FINANCIAL SERVICES FUND


  PRUDENTIAL HEALTH SCIENCES FUND


  PRUDENTIAL TECHNOLOGY FUND


  PRUDENTIAL UTILITY FUND



GLOBAL/INTERNATIONAL STOCK FUNDS
PRUDENTIAL EUROPE GROWTH FUND, INC.


PRUDENTIAL PACIFIC GROWTH FUND, INC.


PRUDENTIAL WORLD FUND, INC.


  PRUDENTIAL GLOBAL GROWTH FUND


  PRUDENTIAL INTERNATIONAL VALUE FUND


  PRUDENTIAL JENNISON INTERNATIONAL GROWTH FUND


BALANCED/ALLOCATION FUND
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.


  PRUDENTIAL ACTIVE BALANCED FUND


BOND FUNDS


TAXABLE BOND FUNDS
PRUDENTIAL GOVERNMENT INCOME FUND, INC.


PRUDENTIAL HIGH YIELD FUND, INC.


PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.


  INCOME PORTFOLIO


PRUDENTIAL TOTAL RETURN BOND FUND, INC.


MUNICIPAL BOND FUNDS


PRUDENTIAL CALIFORNIA MUNICIPAL FUND


  CALIFORNIA SERIES


  CALIFORNIA INCOME SERIES


PRUDENTIAL MUNICIPAL BOND FUND


  HIGH INCOME SERIES


  INSURED SERIES


PRUDENTIAL MUNICIPAL SERIES FUND


  FLORIDA SERIES


  NEW JERSEY SERIES


  NEW YORK SERIES


  PENNSYLVANIA SERIES


PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.


-------------------------------------------------------------------
32  MONEY MARKET SERIES                          [TELEPHONE ICON] (800) 225-1852

------------------------------------------------


GLOBAL/INTERNATIONAL BOND FUND
PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.


MONEY MARKET FUNDS


TAXABLE MONEY MARKET FUNDS
CASH ACCUMULATION TRUST


  LIQUID ASSETS FUND


  NATIONAL MONEY MARKET FUND


PRUDENTIAL GOVERNMENT SECURITIES TRUST


  MONEY MARKET SERIES


  U.S. TREASURY MONEY MARKET SERIES


PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.


  INSTITUTIONAL MONEY MARKET SERIES


PRUDENTIAL MONEYMART ASSETS, INC.


MUNICIPAL MONEY MARKET FUNDS
PRUDENTIAL CALIFORNIA MUNICIPAL FUND


  CALIFORNIA MONEY MARKET SERIES


PRUDENTIAL MUNICIPAL SERIES FUND


  NEW JERSEY MONEY MARKET SERIES


  NEW YORK MONEY MARKET SERIES


TAX-FREE MONEY MARKET FUNDS
COMMAND TAX-FREE FUND


PRUDENTIAL TAX-FREE MONEY FUND, INC.


OTHER MONEY MARKET FUNDS
COMMAND GOVERNMENT FUND


COMMAND MONEY FUND


SPECIAL MONEY MARKET FUND, INC.*


  MONEY MARKET SERIES



STRATEGIC PARTNERS
MUTUAL FUNDS**

-----------------------------

STRATEGIC PARTNERS ASSET ALLOCATION FUNDS


  STRATEGIC PARTNERS CONSERVATIVE GROWTH FUND


  STRATEGIC PARTNERS MODERATE GROWTH FUND


  STRATEGIC PARTNERS HIGH GROWTH FUND


STRATEGIC PARTNERS STYLE SPECIFIC FUNDS


  STRATEGIC PARTNERS LARGE CAPITALIZATION GROWTH FUND


  STRATEGIC PARTNERS LARGE CAPITALIZATION VALUE FUND


  STRATEGIC PARTNERS SMALL CAPITALIZATION GROWTH FUND


  STRATEGIC PARTNERS SMALL CAPITALIZATION VALUE FUND


  STRATEGIC PARTNERS INTERNATIONAL EQUITY FUND


  STRATEGIC PARTNERS TOTAL RETURN BOND FUND


STRATEGIC PARTNERS OPPORTUNITY FUNDS


  STRATEGIC PARTNERS FOCUSED GROWTH FUND


  STRATEGIC PARTNERS NEW ERA GROWTH FUND


  STRATEGIC PARTNERS FOCUSED VALUE FUND


  STRATEGIC PARTNERS MID-CAP VALUE FUND


SPECIAL MONEY MARKET FUND, INC.*


  MONEY MARKET SERIES



 *This fund is not a direct purchase money fund and is only an exchangeable money fund.


**Not exchangeable with the Prudential mutual funds.


--------------------------------------------------------------------------------

                                     Notes
-------------------------------------------------------------------
34  MONEY MARKET SERIES                          [TELEPHONE ICON] (800) 225-1852

                                     Notes
--------------------------------------------------------------------------------

                                     Notes
-------------------------------------------------------------------
36  MONEY MARKET SERIES                          [TELEPHONE ICON] (800) 225-1852

                                     Notes
--------------------------------------------------------------------------------

FOR MORE INFORMATION

Please read this prospectus before you invest in the Series and keep it for future reference. For information or shareholder questions contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
P.O. BOX 8098
PHILADELPHIA, PA 19101
(800) 225-1852
(732) 482-7555 (Calling from outside the U.S.)



Outside Brokers should contact:
Prudential Investment Management
Services LLC
P.O. Box 8310
Philadelphia, PA 19101
(800) 778-8769


Visit Prudential's website at:

www.prudential.com


Additional information about the Series can be obtained without charge and can be found in the following documents:
STATEMENT OF ADDITIONAL
INFORMATION (SAI)
 (incorporated by reference into this prospectus)
ANNUAL REPORT
 (contains a discussion of the market conditions and investment strategies that significantly affected the Series' performance during the last fiscal year.)
SEMI-ANNUAL REPORT

You can also obtain copies of Series documents from the Securities and Exchange Commission as follows:
BY MAIL
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

BY ELECTRONIC REQUEST
publicinfo@sec.gov
 (The SEC charges a fee to copy documents.)

IN PERSON
Public Reference Room in

Washington, DC
 (For hours of operation, call
 1-202-942-8090)


VIA THE INTERNET
or the EDGAR Database at
http://www.sec.gov

Fund Symbols                              Nasdaq    CUSIP
                                          ------    -----
Class A                                   PBGXX   744342-205
Class Z                                   PG2XX   744342-403

MF100A                                       Investment Company Act File No.
                                          811-3264

                                     PROSPECTUS

                                     JANUARY 31, 2003


 PRUDENTIAL
 GOVERNMENT SECURITIES TRUST
 U.S. TREASURY MONEY MARKET SERIES

                                     FUND TYPE
                                     Money market
                                     OBJECTIVE
                                     High current income consistent with the
                                     preservation of principal and liquidity

                                     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Series' shares nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

Prudential Financial is a service mark of The Prudential Insurance Company of
America, Newark, NJ, and its affiliates.

                                     [PRUDENTIAL FINANCIAL LOGO]

TABLE OF CONTENTS
-------------------------------------


1       RISK/RETURN SUMMARY
1       Investment Objective and Principal Strategies
1       Principal Risks
2       Evaluating Performance
3       Fees and Expenses

5       HOW THE SERIES INVESTS
5       Investment Objective and Policies
6       Other Investments and Strategies
7       Investment Risks

9       HOW THE SERIES IS MANAGED
9       Board of Trustees
9       Manager
9       Investment Adviser
10      Distributor

11      SERIES DISTRIBUTIONS AND TAX ISSUES
11      Distributions
12      Tax Issues

13      HOW TO BUY, SELL AND EXCHANGE SHARES OF THE SERIES
13      How to Buy Shares
20      How to Sell Your Shares
23      How to Exchange Your Shares
25      Telephone Redemptions or Exchanges
26      Expedited Redemption Privilege

27      FINANCIAL HIGHLIGHTS
27      Class A Shares
28      Class Z Shares

30      THE PRUDENTIAL MUTUAL FUND FAMILY

        FOR MORE INFORMATION (Back Cover)


-------------------------------------------------------------------
U.S. TREASURY MONEY MARKET SERIES   [TELEPHONE ICON] (800) 225-1852

RISK/RETURN SUMMARY
-------------------------------------


This section highlights key information about the U.S. TREASURY MONEY MARKET SERIES, which we refer to as "the Series." Additional information follows this summary. The Board of Trustees (the Board) has approved changing the name of the Trust to Dryden Government Securities Trust and the name of the Series to Dryden Government Securities Trust--U.S. Treasury Money Market Series, effective
June 30, 2003.


INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
Our investment objective is HIGH CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY. In pursuing our objective, we invest exclusively in U.S. Treasury obligations that mature in 13 months or less. While we make every effort to achieve our investment objective and maintain a net asset value of $1 per share, we can't guarantee success. The Series will provide 60 days' prior written notice to shareholders of a change in this policy. To date, the Series' net asset value has never deviated from $1 per share.

PRINCIPAL RISKS
Although we try to invest wisely, all investments involve risk. The money market securities in which the Series invests are generally subject to the risk that the obligations may lose value because interest rates rise or there is a lack of confidence in the borrower. In addition, certain securities may be subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
    Although investments in mutual funds involve risk, investing in money market portfolios like the Series is generally less risky than investing in other types of funds. This is because the Series invests only in U.S. Treasury obligations, limits the average maturity of the portfolio to 90 days or less, and limits the effective remaining maturity of any security to no more than 13 months. To satisfy the average maturity and maximum maturity requirements, securities with demand features are treated as maturing on the date that the Series can demand repayment of the security.
    For more information about the risks associated with the Series, see "How the Series Invests--Investment Risks."
    An investment in the Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although we seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Series.

-------------------------------------------------------------------
MONEY MARKET FUNDS
MONEY MARKET FUNDS--WHICH HOLD HIGH-QUALITY SHORT-TERM DEBT OBLIGATIONS--PROVIDE INVESTORS WITH A LOWER RISK, HIGHLY LIQUID INVESTMENT OPTION. THESE FUNDS ATTEMPT TO MAINTAIN A NET ASSET VALUE OF $1 PER SHARE, ALTHOUGH THERE CAN BE NO GUARANTEE THAT THEY WILL ALWAYS BE ABLE TO DO SO.
-------------------------------------------------------------------
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

EVALUATING PERFORMANCE
A number of factors--including risk--can affect how the Series performs. The following bar chart shows the Series' performance for each full calendar year of operation for the last 10 years. The tables provide additional performance information for the periods indicated. The bar chart and Average Annual Total Returns table below demonstrate the risk of investing in the Series by showing how returns can change from year to year. The tables also compare the Series' performance to the performance of a group of similar mutual funds. Past performance does not mean that the Series will achieve similar results in the future. For current yield information, you can call us at (800) 225-1852.

ANNUAL RETURNS* (CLASS A SHARES)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993  2.55%
1994  3.61%
1995  5.25%
1996  4.74%
1997  4.81%
1998  4.61%
1999  4.25%
2000  5.38%
2001  3.57%
2002  1.25%

BEST QUARTER: 1.49% (4th quarter of 2000) WORST QUARTER: 0.28% (4th quarter of
2002)


 * THE CLASS A SHARES' RETURN FROM 1-1-02 TO 12-31-02 WAS 1.25%.


  AVERAGE ANNUAL TOTAL RETURNS(1) (AS OF 12-31-02)


                                1 YR   5 YRS  10 YRS     SINCE INCEPTION
  Class A Shares                1.25%  3.80%  3.99%   4.09% (since 12-3-90)
  Class Z Shares                1.38%  3.99%    N/A   4.18% (since 2-21-97)
  Lipper Average(2)             1.03%  3.76%  4.01%   **(2)


  7 DAY YIELD(1) (AS OF 12-31-02)


  Class A Shares                                    0.75%
  Class Z Shares                                    0.87%
  iMoneyNet MFR Average(3)                          0.72%



(1) THE SERIES' RETURNS AND YIELD ARE AFTER DEDUCTION OF EXPENSES. CLASS S SHARES ARE NEW, THEREFORE, NO PERFORMANCE DATA IS AVAILABLE WITH RESPECT TO THIS SHARE CLASS.
(2) THE LIPPER AVERAGE IS BASED ON THE AVERAGE RETURN OF ALL MUTUAL FUNDS IN THE LIPPER U.S. TREASURY MONEY MARKET FUND CATEGORY. LIPPER RETURNS SINCE THE INCEPTION OF EACH CLASS ARE 4.09% FOR CLASS A AND 3.92% FOR CLASS Z SHARES. SOURCE: LIPPER INC.
(3) THE IMONEYNET, INC. MONEY FUND REPORT AVERAGE-TM- (IMONEYNET MFR AVERAGE) IS BASED UPON THE AVERAGE YIELD OF ALL MUTUAL FUNDS IN THE IMONEYNET MFR AVERAGE/U.S. TREASURY RETAIL FUND CATEGORY.


-------------------------------------------------------------------
2  U.S. TREASURY MONEY MARKET SERIES             [TELEPHONE ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------

FEES AND EXPENSES
These tables show the fees and expenses that you may pay if you buy and hold each share class of the Series. Each share class has different expenses but represents an investment in the same series. Class Z shares are available only to a limited group of investors. For more information about which share class may be right for you, see "How to Buy, Sell and Exchange Shares of the Series."

  SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                      CLASS A       CLASS S       CLASS Z
  Maximum sales charge (load)
   imposed on purchases (as a
   percentage of offering price)       None          None          None
  Maximum deferred sales charge
   (load)
   (as a percentage of the lower of
   original purchase price or sale
   proceeds)                           None          None          None
  Maximum sales charge (load)
   imposed on reinvested dividends
   and other distributions             None          None          None
  Redemption fees                      None          None          None
  Exchange fee                         None           N/A          None


  ANNUAL SERIES OPERATING EXPENSES (DEDUCTED FROM SERIES ASSETS)

                                           CLASS A     CLASS Z
  Management fees                              0.40%       0.40%
  + Distribution and service (12b-1)
   fees                                       0.125%        None
  + Other expenses                             0.10%       0.10%
  = TOTAL ANNUAL SERIES OPERATING
   EXPENSES                                    0.63%       0.50%

  ANNUAL SERIES OPERATING EXPENSES (DEDUCTED FROM SERIES ASSETS)

                                                     CLASS S
  Management fees                                        0.40%
  + Distribution (12b-1) fee                            0.175%
  + Other expenses(2)                                    0.35%
  = TOTAL ANNUAL SERIES OPERATING EXPENSES               0.93%


(1) YOUR BROKER MAY CHARGE YOU A SEPARATE OR ADDITIONAL FEE FOR PURCHASES OF SHARES.
(2) INCLUDES A SERVICE FEE OF 0.25%. THE SERVICE FEE COMPENSATES PRUDENTIAL SECURITIES INCORPORATED AND PRUCO SECURITIES CORPORATION FOR PROVIDING PERSONAL CUSTOMER ACCOUNT MAINTENANCE AND RELATED SERVICES ON BEHALF OF SHAREHOLDERS PARTICIPATING IN CERTAIN BROKERAGE ACCOUNT PROGRAMS OFFERING A SWEEP FEATURE.


--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

EXAMPLE
This example will help you compare the fees and expenses of the Series' three share classes and compare the cost of investing in the Series with the cost of investing in other mutual funds.
    The example assumes that you invest $10,000 in the Series for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                1 YR  3 YRS  5 YRS  10 YRS
  Class A shares                 $64   $202   $351   $ 786
  Class S shares                 $95   $296   $515  $1,143
  Class Z shares                 $51   $160   $280   $ 628


-------------------------------------------------------------------
4  U.S. TREASURY MONEY MARKET SERIES             [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES INVESTS
-------------------------------------

INVESTMENT OBJECTIVE AND POLICIES
The Series' investment objective is HIGH CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY. While we make every effort to achieve our objective, we can't guarantee success.
    The Series invests exclusively in U.S. TREASURY OBLIGATIONS to try to provide investors with high current income while maintaining a stable net asset value of $1 per share. We manage the Series to comply with specific rules designed for money market mutual funds. The Series will invest in U.S. Treasury securities, including bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States, which means that payment of interest and principal is guaranteed, but yield and market value are not. They differ primarily in their interest rates and the lengths of their maturities.
    The U.S. Treasury sometimes "strips" Treasury debt obligations into their component parts--the Treasury's obligation to make periodic interest payments and its obligation to repay the amount borrowed. These STRIPPED SECURITIES are sold to investors separately. Stripped securities do not make periodic interest payments. They are usually sold at a discount and then redeemed for their face value on their maturity dates. These securities increase in value when interest rates fall and lose value when interest rates rise. However, the value of stripped securities generally fluctuates more in response to interest rate movements than the value of traditional bonds. The Series may try to earn money by buying stripped securities at a discount and either selling them after they increase in value or holding them until they mature.
    DEBT OBLIGATIONS in general, including U.S. Treasury obligations, are basically written promises to repay a debt. Among the various types of debt securities we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security.
    The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing the operation of money market mutual funds.
    For more information, see "Investment Risks" below and the Statement of Additional Information, "Description of the Trust, Its Investments and Risks." The Statement of Additional Information--which we refer to as the
--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------

SAI--contains additional information about the Series. To obtain a copy, see the back cover of this prospectus.

    The Series' investment objective is a fundamental policy that cannot be changed without shareholder approval. The Trust's Board can change investment policies of the Series that are not fundamental.


OTHER INVESTMENTS AND STRATEGIES
In addition to the principal strategies, we also may use the following investment strategies to increase the Series' returns or protect its assets if market conditions warrant.

FLOATING RATE DEBT SECURITIES AND VARIABLE RATE DEBT SECURITIES
The Series may invest in floating rate debt securities and variable rate debt securities with respect to U.S. Treasury obligations. FLOATING RATE DEBT SECURITIES are debt securities that have an interest rate that is set as a specific percentage of a designated rate, such as the rate on Treasury debt obligations. The interest rate on floating rate debt securities changes when there is a change in the designated rate. VARIABLE RATE DEBT SECURITIES are debt securities that have an interest rate that is adjusted periodically based on the market rate at a specified time. They may allow the Series to demand full payment of the debt securities on short notice. At times the Series may receive an amount that may be more or less than the amount paid for the debt securities.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES
The Series may purchase U.S. Treasury obligations on a WHEN-ISSUED or DELAYED-DELIVERY basis. When the Series makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery and payment for the obligations take place at a later time. The Series does not earn interest income until the date the obligations are expected to be delivered.

    For more information about these strategies, see the SAI, "Description of the Trust, Its Investments and Risks."

ADDITIONAL STRATEGIES
The Series also follows certain policies when it BORROWS MONEY (the Series may borrow up to 20% of the value of its total assets) or HOLDS ILLIQUID
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6  U.S. TREASURY MONEY MARKET SERIES             [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

SECURITIES (the Series may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Series is subject to certain other investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

INVESTMENT RISKS

As noted previously, all investments involve risk, and investing in the Series is no exception. Since the Series' holdings can vary significantly from broad market indexes, performance of the Series can deviate from performance of the indexes. This chart outlines the key risks and potential rewards of the Series' principal strategies and certain of the Series' non-principal strategies. To limit these risks, we invest only in U.S. Treasury securities, which are of the highest possible credit quality. The investment types are listed in the order in which they normally will be used by the investment adviser. The term "investable assets" in this prospectus refers to the Series' net assets plus any borrowings for investment purposes. The Series' investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. Unless otherwise noted, the Series' ability to engage in the particular type of investment is expressed as a percentage of investable assets. See, too, "Description of the Trust, Its Investments and Risks," in the SAI.

--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------

  INVESTMENT TYPE


% OF SERIES' ASSETS         RISKS                                   POTENTIAL REWARDS
--------------------------------------------------------------------------------------------------------
  U.S. TREASURY             -- Credit risk--the risk that the       -- Regular interest income
  SECURITIES                    borrower can't pay back the         -- Generally more secure than
                                money borrowed or make interest         lower-quality debt securities
  UP TO 100%                    payments (relatively low for        -- Principal and interest are
                                U.S. Treasury securities)               guaranteed by the U.S.
                            -- Market risk--the risk that debt          Government
                                obligations will lose value in      -- Most bonds rise in value when
                                the market, sometimes rapidly or        interest rates fall
                                unpredictably, because interest
                                rates rise or there is a lack of
                                confidence in the borrower
--------------------------------------------------------------------------------------------------------
  VARIABLE/FLOATING         -- May decrease returns when            -- May offer protection against
  RATE DEBT SECURITIES          interest rates decrease                 interest rate increases
  PERCENTAGE VARIES;
  USUALLY LESS THAN 65%
--------------------------------------------------------------------------------------------------------
  WHEN-ISSUED AND           -- Value of securities may decrease     -- May magnify underlying investment
  DELAYED-DELIVERY              before delivery occurs                  returns
  SECURITIES                -- Broker/dealer may become
                                insolvent prior to delivery
  PERCENTAGE VARIES;
  USUALLY LESS THAN 40%
--------------------------------------------------------------------------------------------------------
  ILLIQUID SECURITIES       -- Illiquidity risk--the risk that      -- May offer a more attractive yield
                                bonds may be difficult to value         than more widely traded
  UP TO 10% OF NET              precisely and sell at time or           securities
  ASSETS                        price desired, in which case
                                valuation would depend more on
                                investment adviser's judgment
                                than is generally the case with
                                other types of debt securities
--------------------------------------------------------------------------------------------------------


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8  U.S. TREASURY MONEY MARKET SERIES             [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES IS MANAGED
-------------------------------------

BOARD OF TRUSTEES

The Board oversees the actions of the Manager, investment adviser and Distributor and decides on general policies. The Board also oversees the Series' officers, who conduct and supervise the daily business operations of the Series.


MANAGER

PRUDENTIAL INVESTMENTS LLC (PI)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NJ 07102



    Under a Management Agreement with the Trust, PI manages the Series' investment operations and administers its business affairs. PI also is responsible for supervising the Series' investment adviser. For the fiscal year ended November 30, 2002, the Series paid PI management fees of .40% of the Series' average daily net assets.


    PI and its predecessors have served as manager or administrator to investment companies since 1987. As of September 30, 2002, PI, a wholly-owned subsidiary of Prudential, served as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, and as the administrator to closed-end investment companies, with aggregate assets of approximately $84.4 billion.


INVESTMENT ADVISER

Prudential Investment Management, Inc. (PIM) is the Series' investment adviser and has served as an investment adviser to investment companies since 1984. Its address is Gateway Center Two, 100 Mulberry Street, Newark, NJ 07102. PI has responsibility for all investment advisory services, supervises PIM and pays PIM for its services.


    The PIM Fixed Income Group is organized into teams specializing in different sectors of the fixed income market: U.S. and non-U.S. government bonds and mortgages, U.S. and non-U.S. investment grade corporate bonds, high yield bonds, emerging markets bonds, municipal bonds, and money market securities.


    The Money Markets Team, headed by Joseph Tully, is primarily responsible for overseeing the day-to-day management of the Series. The Team

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                                                                               9

HOW THE SERIES IS MANAGED
------------------------------------------------


develops and coordinates the Series' investment strategy. "Top-down" investment decisions such as maturity, yield curve, and sector positioning are made consistent with a PIM Fixed Income-wide Strategic Outlook, while "bottom-up" security selection is done by the Money Markets Sector Team. The Strategic Outlook is developed quarterly by a team led by the Chief Investment Officer, Patricia L. Cook. The Strategic Outlook assesses the likely ranges of economic and interest rate scenarios to provide a Prudential Fixed Income-wide view on the economy, interest rates, yield curve, and risk levels in each major bond market, both U.S. and globally.


DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Series' shares under a Distribution Agreement with the Series. The Series also has a Distribution and Service Plan (the Plan) under Rule 12b-1 of the Investment Company Act with respect to Class A shares, and a Distribution Plan (the Plan) under Rule 12b-1 of the Investment Company Act with respect to Class S shares. Under the Plans and the Distribution Agreement, PIMS pays the expenses of distributing the Series' Class A, Class S and Class Z shares and provides certain shareholder support services. The Series pays distribution and other fees to PIMS as compensation for its services for Class A and Class S shares, but not for Class Z shares. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" tables. Class A shares are subject to a 12b-1 fee of 0.125% and Class S shares are subject to a 12b-1 fee of 0.175%.

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10  U.S. TREASURY MONEY MARKET SERIES            [TELEPHONE ICON] (800) 225-1852

SERIES DISTRIBUTIONS AND TAX ISSUES
-------------------------------------

Investors who buy shares of the Series should be aware of some important tax issues. For example, the Series distributes DIVIDENDS of ordinary income and CAPITAL GAINS, if any, to shareholders. These distributions are subject to taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA) or some other qualified or tax-deferred plan or account. Dividends and distributions from the Series also may be subject to state and local income tax in the state where you live.

    The following briefly discusses some of the important federal income tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.


DISTRIBUTIONS

The Series distributes DIVIDENDS out of any net investment income, plus short-term capital gains, to shareholders every month. For example, if the Series owns a U.S. Treasury security and the security pays interest, the Series will pay out a portion of this interest as a dividend to its shareholders, assuming the Series' income is more than its costs and expenses. The dividends you receive from the Series will be taxed as ordinary income, whether or not they are reinvested in the Series. Corporate shareholders are not expected to be eligible for the 70% dividends-received deduction in respect of dividends paid by the Series.


    Although the Series is not likely to realize long-term capital gains because of the types of securities we purchase, any such CAPITAL GAINS will be paid to shareholders typically once a year. Capital gains are generated when the Series sells assets for a profit. LONG-TERM capital gains are generated when the Series sells for a profit assets which it held for more than 1 year. For an individual, the maximum long-term federal capital gains rate is generally 20%. The maximum capital gains rate for corporate shareholders currently is the same as the maximum tax rate for ordinary income.


    For your convenience, Series distributions of dividends and net capital gains are AUTOMATICALLY REINVESTED in the Series. If you ask us to pay the distributions in cash, we will send you a check if your account is with the Transfer Agent. Otherwise, if your account is with a broker, you will receive a credit to your account. Either way, the distributions may be subject to income taxes, unless your shares are held in a qualified or tax-deferred plan or account. For more information about automatic reinvestment and other

--------------------------------------------------------------------------------

SERIES DISTRIBUTIONS AND TAX ISSUES
------------------------------------------------


shareholder services, see "Additional Shareholder Services" in the next section.


TAX ISSUES
FORM 1099
Every year, you will receive a Form 1099, which reports the amount of dividends and long-term capital gains we distributed to you during the prior year. If you own shares of the Series as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099. However, you will receive a Form 1099 when you take any distributions from your qualified or tax-deferred plan or account.
    Series distributions are generally taxable to you in the calendar year in which they are received, except when we declare certain dividends in the fourth quarter, and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year.

WITHHOLDING TAXES

If federal law requires you to provide the Series with your correct taxpayer identification number and certifications as to your tax status, and you fail to do this, or if you are otherwise subject to backup withholding, we will withhold and pay to the U.S. Treasury a portion (currently 30%, but declining to 28% by 2006) of your distributions. Dividends of net investment income and net short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. federal withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.


QUALIFIED AND TAX-DEFERRED RETIREMENT PLANS

Retirement plans and accounts allow you to defer paying taxes on investment income and capital gains. Contributions to these plans may also be tax deductible, although distributions from these plans generally are taxable. In the case of Roth IRA accounts, contributions are not tax deductible, but distributions from the plan may be tax-free.

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12  U.S. TREASURY MONEY MARKET SERIES            [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
-------------------------------------

HOW TO BUY SHARES

SECURITIES ACCOUNT PARTICIPANTS
  SWEEP PURCHASES


Shares of the Series are available to holders of certain securities accounts held at designated broker-dealers that offer a sweep feature, including basic securities accounts and COMMAND, COMMAND Plus and BusinessEdge Accounts offered through Prudential Securities Incorporated or Pruco Securities Corporation and certain accounts cleared through Wexford Clearing Services Corporation.


    A sweep feature allows the account holder to have free credit balances in the securities account automatically invested in a money market fund. Free credit balances in excess of prescribed minimums are automatically invested in the money market fund periodically in accordance with the terms of the securities account.


    For accounts other than COMMAND Accounts, certain retirement and employee savings plans and custodial accounts for the benefit of minors, an order to purchase shares of a money market fund is placed (1) when the account has a free credit balance of $10,000 or more, on the business day following the availability of the free credit balance, (2) when the account has a free credit balance totaling more than $1,000 that results from a securities transaction, on the business day following the settlement date, and (3) in the case of other free credit balances, at least once a month on the last business day of each month. For COMMAND Accounts, certain retirement and employee savings plans and custodial accounts for the benefit of minors, an order to purchase shares of a money market fund is placed (1) in the case of free credit balances resulting from the proceeds of securities sales, on the settlement date of the securities sale or, in the case of non-COMMAND accounts, on the business day following the settlement date, and (2) in the case of free credit balances resulting from non-trade-related credits (i.e., receipt of dividends and interest payments, or a deposit by the participant into a securities account), on the business day after receipt by Prudential Securities, Pruco Securities or other designated broker-dealer of the non-trade-related credit.


    Purchases of money market fund shares are subject to a minimum initial investment of $1,000, and a minimum subsequent investment of

--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------


$100, which minimums are waived for COMMAND Accounts, certain retirement and employee savings plans and custodial accounts for the benefit of minors.


    You will begin earning dividends on shares of the Series purchased through the sweep feature on the first business day after the order is placed. Shares of the Series will be purchased at the net asset value (NAV) next determined on the business day on which the order is placed. Prudential Securities, Pruco Securities or other designated broker-dealer may use and retain the benefit of credit balances in your securities account until shares are purchased.


    Purchases of, withdrawals from, and dividends from shares of the Series will be shown in your Prudential Securities, Pruco Securities or other account. Prudential Securities, Pruco Securities or other designated broker-dealer has the right to terminate a securities account for any reason. If this occurs, all shares of the Series held in the securities account will be redeemed.


    Account holders should consult their financial professional at Prudential Securities, Pruco Securities or other broker-dealer for further details and information concerning the operation of the sweep feature.



    MANUAL PURCHASES


    Securities account holders may also make manual purchases of shares of the Series (that is, purchases other than through their securities account sweep feature).


    Please see "How to Buy, Sell and Exchange Shares of the Series--Direct Purchasers" for information on available share classes and investment minimums.

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14  U.S. TREASURY MONEY MARKET SERIES            [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------


DIRECT PURCHASERS


STEP 1: OPEN AN ACCOUNT

If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Series for you, call Prudential Mutual Fund Services LLC (PMFS) at (800) 225-1852 or contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INVESTMENT SERVICES
P.O. BOX 8179
PHILADEPHIA, PA 19101



    You may purchase shares by check or by wire. We do not accept cash or money orders. To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. For additional information about purchasing shares of the Series, see the back cover page of this prospectus. We have the right to reject any purchase order (including an exchange into the Series) or suspend or modify the Series' sale of its shares.


STEP 2: CHOOSE A SHARE CLASS

The Series currently offers Class A and Class Z shares, and may in the future offer Class S shares for Direct Purchasers. Class Z shares are available only to a limited group of investors.

    When choosing a share class, you should consider the following:

     --    The amount of your investment

     --    Whether you qualify to purchase Class Z shares.
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------


SHARE CLASS COMPARISON. Use this chart to help you compare the Series' share classes currently available to Direct Purchasers.


                                            CLASS A      CLASS Z
  Minimum purchase amount(1)              $1,000       None
  Minimum amount for subsequent
    purchases(1)                          $100         None
  Maximum initial sales charge            None         None
  Contingent Deferred Sales Charge
    (CDSC)                                None         None
  Annual distribution and service
    (12b-1) fees
    (shown as a percentage of average
    net assets)(2)                        .125 of 1%   None


(1) THE MINIMUM INVESTMENT REQUIREMENTS DO NOT APPLY TO CERTAIN RETIREMENT AND EMPLOYEE SAVINGS PLANS AND CUSTODIAL ACCOUNTS FOR MINORS. THE MINIMUM INITIAL AND SUBSEQUENT INVESTMENT FOR PURCHASES MADE THROUGH THE AUTOMATIC INVESTMENT PLAN IS $50. FOR MORE INFORMATION, SEE "ADDITIONAL SHAREHOLDER SERVICES--AUTOMATIC INVESTMENT PLAN."
(2) THESE DISTRIBUTION AND SERVICE (12b-1) FEES ARE PAID FROM THE SERIES' ASSETS ON A CONTINUOUS BASIS. OVER TIME, THE FEES WILL INCREASE THE COST OF YOUR INVESTMENT AND MAY COST YOU MORE THAN PAYING OTHER TYPES OF SALES CHARGES. CLASS A SHARES MAY PAY A SERVICE FEE OF UP TO .125 OF 1%. THE DISTRIBUTION FEE FOR CLASS A SHARES IS LIMITED TO .125 OF 1% (INCLUDING UP TO .125 OF 1% AS A SERVICE FEE).



QUALIFYING FOR CLASS Z SHARES
BENEFIT PLANS. Certain group retirement plans may purchase Class Z shares if they meet the required minimum for amount of assets, average account balance or number of eligible employees. For more information about these requirements, call Prudential at (800) 353-2847.

MUTUAL FUND PROGRAMS. Class Z shares also can be purchased by participants in any fee-based program or trust program sponsored by Prudential or an affiliate that includes the Series as an available option. Class Z shares also can be purchased by investors in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with Prudential Investments Advisory Group relating to:


     -- Mutual fund "wrap" or asset allocation programs, where the sponsor places Series trades, links its clients' accounts to a master account in the sponsor's name and charges its clients a management, consulting or other fee for its services, or


     -- Mutual fund "supermarket" programs, where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.
-------------------------------------------------------------------
16  U.S. TREASURY MONEY MARKET SERIES            [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------


    Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients both Class A shares and Class Z shares in the Series in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.


OTHER TYPES OF INVESTORS. Class Z shares also can be purchased by any of the following:


     -- Certain participants in the MEDLEY Program (group variable annuity contracts) sponsored by Prudential for whom Class Z shares of the Prudential mutual funds are an available option;



     -- Current and former Directors/Trustees of the Prudential mutual funds (including the Series);



     --    Prudential, with an investment of $10 million or more; and



     -- Class Z shares may also be purchased by qualified state tuition programs (529 plans).



PAYMENTS TO THIRD PARTIES FOR ACCOUNT MAINTENANCE


The Distributor or one of its affiliates may make ongoing payments, from its own resources, to brokers, financial advisers and other persons for providing recordkeeping or otherwise facilitating the maintenance of shareholder accounts.



UNDERSTANDING THE PRICE YOU'LL PAY

When you invest in a mutual fund, you buy shares of the mutual fund. Shares of a money market mutual fund, like the Series, are priced differently than shares of common stock and other securities.
    The price you pay for each share of the Series is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the Series (assets minus liabilities) divided by the total number of shares outstanding. In determining its NAV, the Series values its securities using the amortized cost method. The Series seeks to maintain an NAV of $1 per share at all times. Your broker may charge you a separate or additional fee for purchases of shares.

    We determine the NAV of our shares once each business day at the close of regular trading on the New York Stock Exchange (NYSE) usually

--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------


4:00 p.m., New York time. The NYSE is closed on most national holidays and Good Friday. We may not determine the Series' NAV on days when we have not received any orders to purchase, sell or exchange Series shares, or when changes in the value of the Series' portfolio do not materially affect its NAV.


    Most national newspapers report the NAVs of most mutual funds, which allows investors to check the prices of mutual funds daily.


WHAT PRICE WILL YOU PAY FOR SHARES OF THE SERIES?

For Class A, Class S and Class Z shares, you'll pay the public offering price, which is the NAV next determined after we receive your order to purchase. Your broker may charge you a separate or additional fee for purchases of shares.


    Unless regular trading on the NYSE closes before 4:00 p.m., your order to purchase must be received by 4:00 p.m., New York time, in order to receive the NAV for that day. In the event that regular trading on the NYSE closes before 4:00 p.m., New York time, you will receive the following day's NAV if your order to purchase is received after the close of regular trading on the NYSE.



ADDITIONAL SHAREHOLDER SERVICES


As a Series shareholder, you can take advantage of the following services and privileges to the extent they apply to the class of shares that you own:



AUTOMATIC REINVESTMENT. As we explained in the "Series Distributions and Tax Issues" section, the Series pays out--or distributes--its net investment income and net capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Series at NAV. If you want your distributions paid in cash, you can indicate this preference on your application, notify your broker, or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.



PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: ACCOUNT MAINTENANCE
P.O. BOX 8159


PHILADELPHIA, PA 19101

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18  U.S. TREASURY MONEY MARKET SERIES            [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

AUTOMATIC INVESTMENT PLAN. You can make regular purchases of the Series for as little as $50 by having the money automatically withdrawn from your bank or brokerage account at specified intervals.

RETIREMENT PLAN SERVICES. Prudential offers a wide variety of retirement plans for individuals and institutions, including large and small businesses. For information on IRAs, including Roth IRAs or SEP-IRAs for a one-person business, please contact your financial adviser. If you are interested in opening a 401(k) or other company-sponsored retirement plan (SIMPLEs, SEP plans, Keoghs, 403(b) plans, pension and profit-sharing plans), your financial adviser will help you determine which retirement plan best meets your needs. Complete instructions about how to establish and maintain your plan and how to open accounts for you and your employees will be included in the retirement plan kit you receive in the mail.

MULTIPLE ACCOUNTS. Special procedures have been designed for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing an application form with the following:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: CUSTOMER SERVICE
P.O. BOX 15005
NEW BRUNSWICK, NEW JERSEY 08906

    The application form must be signed by persons authorized to act for the institution. Individual sub-accounts may be opened at the time the master account is opened by listing them, or they may be added at a later date by written advice or by filing forms supplied by the Trust. Sub-accounts may be identified by name and number within the master account name. The investment minimums set forth above apply to the aggregate amounts invested by a group and not to the amount credited to each sub-account.


REPORTS TO SHAREHOLDERS. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Series. To reduce Series expenses, we may send one annual shareholder report, one semi-annual

--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------


shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise. If each Series shareholder in your household would like to receive a copy of the Series' prospectus, shareholder report and proxy statement, please call us toll free at (800) 225-1852. We will begin sending additional copies of these documents within 30 days of receipt of your request.



HOW TO SELL YOUR SHARES: SECURITIES ACCOUNT PARTICIPANTS


When you sell shares of the Series--also known as REDEEMING your shares--the price you will receive will be the NAV next determined after Prudential Securities, Pruco Securities or any other designated broker-dealer receives an order to sell. We must receive an order to sell by 4:00 p.m., New York time, to process the sale on that day. In the event that regular trading on the NYSE closes before 4:00 p.m., New York time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. The NYSE is closed on most national holidays and Good Friday. We may not determine the Series' NAV on days when we have not received any orders to purchase, sell or exchange Series shares, or when changes in the value of the Series' portfolio do not materially affect its NAV.



AUTOMATIC REDEMPTION


Shares of your primary money sweep fund may be automatically redeemed to cover any deficit in your account in accordance with the terms of the securities account. A deficit in your securities account may result from activity arising under your account, such as debit balances incurred by use of the Visa-Registered Trademark-/Check Account, including Visa purchases, cash advances and checks. Debit balances for Visa purchases are payable on the 25th day of each month or, if that day is a weekend or holiday, on the preceding business day.


    Your securities account will be automatically scanned for deficits each day. If there is insufficient cash in your account, we will redeem an appropriate number of shares of your primary money sweep fund and shares of other money market funds that you own in your account but which are not designated as your primary money sweep fund to satisfy any remaining deficit in accordance with the terms of the securities account. Margin loans will be utilized to satisfy any deficits in your account after all of your shares

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20  U.S. TREASURY MONEY MARKET SERIES            [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------


in the Series and other money market funds you own are redeemed. Shares of the Series may not be purchased until all deficits and overdrafts in your account are satisfied. Please refer to your securities account documentation for additional details and requirements.


    You are entitled to any dividends declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by Prudential Securities, Pruco Securities or other designated broker-dealer, which has advanced monies to satisfy deficits in your account. The amount redeemed will be the nearest higher dollar amount necessary to cover deficits from securities transactions or to honor your redemption requests.



MANUAL REDEMPTION


You may make manual redemptions (that is, a non-money market sweep redemption) of shares of a fund other than the fund selected as your primary money sweep fund under your securities account. To complete a manual redemption, you should submit a written request for redemption directly to the Distributor or by calling your financial professional at Prudential Securities, Pruco Securities or other designated broker-dealer with which you have your securities account. The proceeds from a manual redemption will immediately become a free cash balance in your account and will automatically be invested in the fund that you have selected as your primary money sweep fund. Please refer to your securities account documentation for additional details and requirements.



HOW TO SELL YOUR SHARES: DIRECT PURCHASERS

You can sell your shares of the Series at any time, subject to certain restrictions.

    When you sell shares of the Series--also known as redeeming your shares--the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell. If your broker holds your shares, your broker must receive your order to sell by 4:00 p.m. New York time, to process the sale on that day. In the event that regular trading on the NYSE closes before 4:00 p.m., New York time, you

--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------


will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. If your broker does not hold your shares contact:



PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: REDEMPTION SERVICES
P.O. BOX 8149
PHILADELPHIA, PA 19101



    Generally, we will pay you for the shares that you sold within seven days after the Transfer Agent, the Distributor or your broker receives your sell order. If you hold shares through a broker, payment will be credited to your account. If you are selling shares you recently purchased with a check, we may delay sending you the proceeds until your check clears, which can take up to 10 days from the purchase date. You can avoid delay if you purchase shares by wire, certified check or cashier's check. Your broker may charge you a separate or additional fee for sales of shares.


RESTRICTIONS ON SALES

There are certain times when you may not be able to sell shares of the Series or when we may delay paying you the proceeds from a sale. As permitted by the Securities and Exchange Commission, this may happen only during unusual market conditions or emergencies when the Series can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase, Redemption and Pricing of Trust Shares--Sale of Shares."


    If you hold your shares directly with the Transfer Agent, you will need to have the signature on your sell order signature guaranteed by an "eligible guarantor institution" if:



     --    you are selling more than $100,000 of shares, or



     -- you want the redemption proceeds made payable to someone that is not in our records, or



     -- you want the redemption proceeds sent to some place that is not in our records, or



     --    you are a business or a trust.

-------------------------------------------------------------------
22  U.S. TREASURY MONEY MARKET SERIES            [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

    An "eligible guarantor institution" includes any bank, broker-dealer, savings association or credit union. For more information, see the SAI, "Purchase, Redemption and Pricing of Trust Shares--Sale of Shares--Signature Guarantee."


REDEMPTION IN KIND

If the sales of Series shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Series' net assets, we can then give you securities from the Series' portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

SMALL ACCOUNTS
If you make a sale that reduces your account value to less than $500, we may sell the rest of your shares and close your account. We would do this to minimize the Series' expenses paid by other shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this action. This involuntary sale does not apply to shareholders who own their shares as part of a 401(k) plan, an IRA or some other qualified or tax-deferred plan or account.

RETIREMENT PLANS

To sell shares and receive a distribution from a retirement account, call your broker or the Transfer Agent for the distribution request form. There are special distribution and income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer or plan trustee, you must arrange for the distribution request to be signed and sent by the plan administrator or trustee. For additional information, see the SAI.



HOW TO EXCHANGE YOUR SHARES--CLASS A AND CLASS Z SHARES ONLY


You can exchange your shares of the Series for shares of the other series of the Trust of the same class and certain other Prudential mutual funds--including certain money market funds--if you satisfy the minimum investment requirements of such other Prudential mutual fund. You can exchange Class A shares of the Series for Class A shares of another Prudential mutual

--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------


fund, but you can't exchange Class A shares for Class B, Class C or Class Z shares. We may change the terms of the exchange privilege after giving you 60 days' notice.

    If you hold shares through a broker, you must exchange shares through your broker. Otherwise contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: EXCHANGE PROCESSING
P.O. BOX 8157
PHILADELPHIA, PA 19101


    When you exchange Class A shares of the Series for Class A shares of any other Prudential mutual fund, you will be subject to any sales charge that may be imposed by such other Prudential mutual fund. The sales charge is imposed at the time of your exchange.
    If you qualify to purchase Class Z shares, any Class A shares that you own will be automatically exchanged for Class Z shares on a quarterly basis. Eligibility for this special exchange privilege is determined on the business day prior to the date of the exchange.
    If you participate in any fee-based program where the Series is an available investment option, your Class A shares, if any, will be automatically exchanged for Class Z shares when you elect to participate in the fee-based program. When you no longer participate in the program, all of your Class Z shares, including shares purchased while you were in the program, will be automatically exchanged for Class A shares. Likewise, if you are entitled to purchase Class Z shares as a participant in Prudential Securities 401(k) Plan and you seek to transfer your Class Z shares out of the 401(k) Plan after your voluntary or involuntary termination of employment or retirement, your Class Z shares held in the 401(k) Plan will be automatically exchanged for Class A shares.

FREQUENT TRADING
Frequent trading of Series shares in response to short-term fluctuations in the market--also known as "market timing"--may make it very difficult to manage the Series' investments. When market timing occurs, the Series may have to sell portfolio securities to have the cash necessary to redeem
-------------------------------------------------------------------
24  U.S. TREASURY MONEY MARKET SERIES            [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Series' performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Series will have to invest. When, in our opinion, such activity would have a disruptive effect on portfolio management, the Series reserves the right to refuse purchase orders and exchanges into the Series by any person, group or commonly controlled account. The decision may be based upon dollar amount, volume and frequency of trading. The Series will notify a market timer of rejection of an exchange or purchase order. If the Series allows a market timer to trade Series shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.


TELEPHONE REDEMPTIONS OR EXCHANGES--DIRECT PURCHASERS--CLASS A AND CLASS Z
  SHARES ONLY


You may redeem your shares if the proceeds of the redemption do not exceed $100,000 by calling the Series at (800) 225-1852 before 4:00 p.m. New York time. Certain restrictions apply. Please see the section titled "Restrictions on Sales" for additional information. You may exchange your shares in any amount by calling the Series at (800) 225-1852 before 4:00 p.m., New York time. You will receive a redemption or exchange amount based on that day's NAV. In the event that regular trading on the NYSE closes before 4:00 p.m., New York time, you will receive the following day's NAV if your order to sell or exchange is received after the close of regular trading on the NYSE.


    The Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging shares. The Series will not be liable for losses due to unauthorized or fraudulent telephone instructions if it follows instructions that it reasonably believes are made by the shareholder. If the Series does not follow reasonable procedures, it may be liable.

    In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail or through your broker.
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------


    The telephone redemption and exchange procedures may be modified or terminated at any time. If this occurs, you will receive a written notice from the Series.



EXPEDITED REDEMPTION PRIVILEGE--DIRECT PURCHASERS--CLASS A AND CLASS Z SHARES
  ONLY


If you have selected the Expedited Redemption Privilege, you may have your redemption proceeds sent directly to your bank account. The Series must receive requests for expedited redemption prior to 4:00 p.m., New York time, to receive a redemption amount based on that day's NAV. In the event that regular trading on the NYSE closes before 4:00 p.m., New York time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. For more information, see "Purchase, Redemption and Pricing of Trust Shares--Expedited Redemption Privilege" in the SAI. The Expedited Redemption Privilege may be modified or terminated at any time without notice.

-------------------------------------------------------------------
26  U.S. TREASURY MONEY MARKET SERIES            [TELEPHONE ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
-------------------------------------


The financial highlights below are intended to help you evaluate the Series' financial performance for the past 5 years. The TOTAL RETURN in the chart represents the rate that a shareholder earned on an investment in the Series, assuming reinvestment of all dividends and other distributions. The information is for each share class for the periods indicated. The Series' Class S shares are new; therefore, no performance data is available with respect to this share class.


    A copy of the Series' annual report, along with the Series' audited financial statements and auditor's report, is available, upon request, at no charge, as described on the back cover of this prospectus.


CLASS A SHARES

The financial highlights were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.


 CLASS A SHARES (FISCAL YEARS ENDED 11-30)


PER SHARE OPERATING
PERFORMANCE                              2002        2001        2000        1999        1998
 NET ASSET VALUE, BEGINNING OF YEAR      $1.000      $1.000      $1.000      $1.000      $1.000
 Net investment income and net
  realized gain on investment
  transactions                            0.013       0.038       0.052       0.041       0.046
 Dividends and distributions             (0.013)     (0.038)     (0.052)     (0.041)     (0.046)
 NET ASSET VALUE, END OF YEAR            $1.000      $1.000      $1.000      $1.000      $1.000
 TOTAL RETURN(1)                          1.32%       4.01%       5.27%       4.19%       4.66%
-----------------------------------------------------------------------------------------------



RATIOS/SUPPLEMENTAL DATA                 2002        2001        2000        1999        1998
 NET ASSETS, END OF YEAR (000)         $381,741    $502,362    $365,154    $321,641    $336,985
 AVERAGE NET ASSETS (000)              $492,503    $444,533    $396,454    $383,772    $420,140
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  and service (12b-1) fees                0.63%       0.62%(2)    0.61%       0.63%       0.63%
 Expenses, excluding distribution
  and service (12b-1) fees                0.50%       0.49%(2)    0.48%       0.51%       0.51%
 Net investment income                    1.25%       3.92%(2)    5.09%       4.08%       4.57%
-----------------------------------------------------------------------------------------------


(1) TOTAL RETURN IS CALCULATED ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH YEAR REPORTED AND INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS.
(2) REFLECTS OVERALL SERIES RATIO FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS Z SHARES

The financial highlights were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.


 CLASS Z SHARES (FISCAL YEARS ENDED 11-30)


PER SHARE OPERATING PERFORMANCE         2002      2001      2000      1999      1998
 NET ASSET VALUE, BEGINNING OF
  PERIOD                               $1.000    $1.000    $1.000    $1.000    $1.000
 Net investment income and net
  realized gain on investment
  transactions                          0.014     0.040     0.053     0.043     0.049
 Dividends and distributions           (0.014)   (0.040)   (0.053)   (0.043)   (0.049)
 NET ASSET VALUE, END OF PERIOD        $1.000    $1.000    $1.000    $1.000    $1.000
 TOTAL RETURN(1)                        1.45%     4.14%     5.40%     4.37%     5.05%
-------------------------------------------------------------------------------------



RATIOS/SUPPLEMENTAL DATA                2002      2001      2000      1999      1998
 NET ASSETS, END OF PERIOD (000)       $5,527    $6,746    $5,510    $2,013      $211(2)
 AVERAGE NET ASSETS (000)              $5,514    $5,870    $2,191    $1,942      $209(2)
 RATIO OF AVERAGE NET ASSETS:
 Expenses, including distribution
  and service (12b-1) fees              0.50%     0.49%(3)  0.48%     0.51%     0.51%
 Expenses, excluding distribution
  and service (12b-1) fees              0.50%     0.49%(3)  0.48%     0.51%     0.51%
 Net investment income                  1.37%     4.04%(3)  5.31%     4.19%     4.91%
-------------------------------------------------------------------------------------



(1) TOTAL RETURN IS CALCULATED ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH PERIOD REPORTED AND INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS.
(2)  FIGURE IS ACTUAL AND NOT ROUNDED TO NEAREST THOUSAND.
(3) REFLECTS OVERALL SERIES RATIO FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.


-------------------------------------------------------------------
28  U.S. TREASURY MONEY MARKET SERIES            [TELEPHONE ICON] (800) 225-1852

                 [This page has been left blank intentionally.]
--------------------------------------------------------------------------------

THE PRUDENTIAL MUTUAL FUND FAMILY

-------------------------------------


Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852. Please read the prospectus carefully before you invest or send money.



PRUDENTIAL MUTUAL FUNDS

-------------------------------------------------------------


STOCK FUNDS


LARGE CAPITALIZATION STOCK FUNDS
PRUDENTIAL 20/20 FOCUS FUND


PRUDENTIAL EQUITY FUND, INC.


PRUDENTIAL INDEX SERIES FUND


  PRUDENTIAL STOCK INDEX FUND


PRUDENTIAL TAX-MANAGED FUNDS


  PRUDENTIAL TAX-MANAGED EQUITY FUND


PRUDENTIAL VALUE FUND


THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.


  PRUDENTIAL JENNISON GROWTH FUND


SMALL-TO-MID-CAPITALIZATION STOCK
  FUNDS
NICHOLAS-APPLEGATE FUND, INC.


  NICHOLAS-APPLEGATE GROWTH EQUITY FUND


PRUDENTIAL SMALL COMPANY FUND, INC.


PRUDENTIAL TAX-MANAGED SMALL-CAP FUND, INC.


PRUDENTIAL U.S. EMERGING GROWTH FUND, INC.


THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.


  PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND


SECTOR STOCK FUNDS
PRUDENTIAL NATURAL RESOURCES FUND, INC.


PRUDENTIAL REAL ESTATE SECURITIES FUND


PRUDENTIAL SECTOR FUNDS, INC.


  PRUDENTIAL FINANCIAL SERVICES FUND


  PRUDENTIAL HEALTH SCIENCES FUND


  PRUDENTIAL TECHNOLOGY FUND


  PRUDENTIAL UTILITY FUND



GLOBAL/INTERNATIONAL STOCK FUNDS
PRUDENTIAL EUROPE GROWTH FUND, INC.


PRUDENTIAL PACIFIC GROWTH FUND, INC.


PRUDENTIAL WORLD FUND, INC.


  PRUDENTIAL GLOBAL GROWTH FUND


  PRUDENTIAL INTERNATIONAL VALUE FUND


  PRUDENTIAL JENNISON INTERNATIONAL GROWTH FUND


BALANCED/ALLOCATION FUND
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.


  PRUDENTIAL ACTIVE BALANCED FUND


BOND FUNDS


TAXABLE BOND FUNDS
PRUDENTIAL GOVERNMENT INCOME FUND, INC.


PRUDENTIAL HIGH YIELD FUND, INC.


PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.


  INCOME PORTFOLIO


PRUDENTIAL TOTAL RETURN BOND FUND, INC.


MUNICIPAL BOND FUNDS


PRUDENTIAL CALIFORNIA MUNICIPAL FUND


  CALIFORNIA SERIES


  CALIFORNIA INCOME SERIES


PRUDENTIAL MUNICIPAL BOND FUND


  HIGH INCOME SERIES


  INSURED SERIES


PRUDENTIAL MUNICIPAL SERIES FUND


  FLORIDA SERIES


  NEW JERSEY SERIES


  NEW YORK SERIES


  PENNSYLVANIA SERIES


PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.


-------------------------------------------------------------------
30  U.S. TREASURY MONEY MARKET SERIES            [TELEPHONE ICON] (800) 225-1852

------------------------------------------------


GLOBAL/INTERNATIONAL BOND FUND
PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.


MONEY MARKET FUNDS


TAXABLE MONEY MARKET FUNDS
CASH ACCUMULATION TRUST


  LIQUID ASSETS FUND


  NATIONAL MONEY MARKET FUND


PRUDENTIAL GOVERNMENT SECURITIES TRUST


  MONEY MARKET SERIES


  U.S. TREASURY MONEY MARKET SERIES


PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.


  INSTITUTIONAL MONEY MARKET SERIES


PRUDENTIAL MONEYMART ASSETS, INC.


MUNICIPAL MONEY MARKET FUNDS
PRUDENTIAL CALIFORNIA MUNICIPAL FUND


  CALIFORNIA MONEY MARKET SERIES


PRUDENTIAL MUNICIPAL SERIES FUND


  NEW JERSEY MONEY MARKET SERIES


  NEW YORK MONEY MARKET SERIES


TAX-FREE MONEY MARKET FUNDS
COMMAND TAX-FREE FUND


PRUDENTIAL TAX-FREE MONEY FUND, INC.


OTHER MONEY MARKET FUNDS
COMMAND GOVERNMENT FUND


COMMAND MONEY FUND


SPECIAL MONEY MARKET FUND, INC.*


  MONEY MARKET SERIES



STRATEGIC PARTNERS
MUTUAL FUNDS**

-----------------------------

STRATEGIC PARTNERS ASSET ALLOCATION FUNDS


  STRATEGIC PARTNERS CONSERVATIVE GROWTH FUND


  STRATEGIC PARTNERS MODERATE GROWTH FUND


  STRATEGIC PARTNERS HIGH GROWTH FUND


STRATEGIC PARTNERS STYLE SPECIFIC FUNDS


  STRATEGIC PARTNERS LARGE CAPITALIZATION GROWTH FUND


  STRATEGIC PARTNERS LARGE CAPITALIZATION VALUE FUND


  STRATEGIC PARTNERS SMALL CAPITALIZATION GROWTH FUND


  STRATEGIC PARTNERS SMALL CAPITALIZATION VALUE FUND


  STRATEGIC PARTNERS INTERNATIONAL EQUITY FUND


  STRATEGIC PARTNERS TOTAL RETURN BOND FUND


STRATEGIC PARTNERS OPPORTUNITY FUNDS


  STRATEGIC PARTNERS FOCUSED GROWTH FUND


  STRATEGIC PARTNERS NEW ERA GROWTH FUND


  STRATEGIC PARTNERS FOCUSED VALUE FUND


  STRATEGIC PARTNERS MID-CAP VALUE FUND


SPECIAL MONEY MARKET FUND, INC.*


  MONEY MARKET SERIES



 *This fund is not a direct purchase money fund and is only an exchangeable money fund.


**Not exchangeable with the Prudential mutual funds.


--------------------------------------------------------------------------------

                                     Notes
-------------------------------------------------------------------
32  U.S. TREASURY MONEY MARKET SERIES            [TELEPHONE ICON] (800) 225-1852

                                     Notes
--------------------------------------------------------------------------------

                                     Notes
-------------------------------------------------------------------
34  U.S. TREASURY MONEY MARKET SERIES            [TELEPHONE ICON] (800) 225-1852

                                     Notes
--------------------------------------------------------------------------------

                                     Notes
-------------------------------------------------------------------
36  U.S. TREASURY MONEY MARKET SERIES            [TELEPHONE ICON] (800) 225-1852

                                     Notes
--------------------------------------------------------------------------------

FOR MORE INFORMATION

Please read this prospectus before you invest in the Series and keep it for future reference. For information or shareholder questions contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
P.O. BOX 8098
PHILADELPHIA, PA 19101
(800) 225-1852
(732) 482-7555 (Calling from outside the U.S.)



Outside Brokers should contact:
Prudential Investment Management
Services LLC
P.O. Box 8310
Philadelphia, PA 19101
(800) 778-8769



Visit Prudential's website at:
www.prudential.com


Additional information about the Series can be obtained without charge and can be found in the following documents:
STATEMENT OF ADDITIONAL
INFORMATION (SAI)
(incorporated by reference into this prospectus)
ANNUAL REPORT
(contains a discussion of the market conditions and investment strategies that significantly affected the Series' performance during the last fiscal year) SEMI-ANNUAL REPORT

You can also obtain copies of Series documents from the Securities and Exchange Commission as follows:
BY MAIL
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

BY ELECTRONIC REQUEST
publicinfo@sec.gov
(The SEC charges a fee to copy documents.)


IN PERSON
Public Reference Room in
Washington, DC
(For hours of operation, call
 1-202-942-8090)


VIA THE INTERNET
on the EDGAR Database at
http://www.sec.gov


Fund Symbols                              Nasdaq     CUSIP
                                          ------     -----
Class A                                   PUSXX    744342304
Class S                                     --     744342700
Class Z                                   PTZXX    744342502


MF145A                                       Investment Company Act File No.
                                          811-3264

                     PRUDENTIAL GOVERNMENT SECURITIES TRUST
                      STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 31, 2003


    Prudential Government Securities Trust (the Trust) is offered in two series: the U.S. Treasury Money Market Series and the Money Market Series. Each series operates as a separate fund with its own investment objectives and policies designed to meet its specific investment goals. The investment objective of the U.S. Treasury Money Market Series is high current income consistent with the preservation of principal and liquidity. The investment objective of the Money Market Series is to obtain high current income, preservation of capital and maintenance of liquidity. There can be no assurance that either series' investment objective will be achieved. See "Description of the Trust, Its Investments and Risks."


    The Trust's address is Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102, and its telephone number is (800) 225-1852.



    This statement of additional information (SAI) is not a prospectus and should be read in conjunction with the Trust's U.S. Treasury Money Market Series Prospectus or Money Market Series Prospectus, each dated January 31, 2003, copies of which may be obtained at no charge from the Trust upon request at the address or telephone number noted above. The Trust's audited financial statements for the fiscal year ended November 30, 2002 are incorporated in this SAI by reference to the Trust's 2002 annual report to shareholders (File
No. 811-3264). You may obtain a copy of the Trust's annual report at no charge by request to the Trust at the address or telephone number noted above.


                               TABLE OF CONTENTS


                                                              PAGE
                                                              -----
Trust History...............................................  B-2
Description of the Trust, Its Investments and Risks.........  B-2
    U.S. Treasury Money Market Series.......................  B-2
    Money Market Series.....................................  B-2
Investment Restrictions.....................................  B-9
Management of the Trust.....................................  B-10
Control Persons and Principal Holders of Securities.........  B-16
Investment Advisory and Other Services......................  B-16
Brokerage Allocation and Other Practices....................  B-21
Capital Shares, Other Securities and Organization...........  B-22
Purchase, Redemption and Pricing of Trust Shares............  B-22
Shareholder Investment Account..............................  B-25
Net Asset Value.............................................  B-28
Taxes, Dividends and Distributions..........................  B-29
Performance Information.....................................  B-31
    Calculation of Yield....................................  B-31
Financial Statements........................................  B-32
Appendix I--General Investment Information..................  I-1
Appendix II--Historical Performance Data....................  II-1
Appendix III--Information Relating to Portfolio
 Securities.................................................  III-1


--------------------------------------------------------------------------------

MF111B

                                 TRUST HISTORY

    The Trust was organized under the laws of Massachusetts on September 22, 1981 as an unincorporated business trust, a form of organization that is commonly known as a Massachusetts business trust.


    During the Trust's fiscal year ended November 30, 2001, the Board of Trustees and the shareholders of Short-Intermediate Term Series approved a proposal in which the Short-Intermediate Term Series merged into Prudential Government Income Fund, Inc. The merger was consummated during the Trust's fiscal year ended November 30, 2001, and as a result the Short-Intermediate Term Series has ceased to exist. The Board of Trustees (the Board) has approved changing the name of the Trust to Dryden Government Securities Trust and the names of the Money Market Series and U.S. Treasury Money Market Series to Dryden Government Securities Trust--Money Market Series and Dryden Government Securities Trust--U.S. Treasury Money Market Series, respectively, all effective as of June 30, 2003.


              DESCRIPTION OF THE TRUST, ITS INVESTMENTS AND RISKS

    (a) CLASSIFICATION. The Trust is a diversified open-end, management investment company whose shares of beneficial interest are presently offered in two series.


    (b) and (c) INVESTMENT STRATEGIES, POLICIES AND RISKS. Each Series operates as a separate fund with its own investment objectives and policies designed to meet its specific investment goals. The investment objective of the U.S. Treasury Money Market Series is high current income consistent with the preservation of principal and liquidity. The investment objectives of the Money Market Series are to obtain high current income, preservation of capital and maintenance of liquidity. The Series may not be successful in achieving their objectives and you could lose money. While the principal investment policies and strategies for seeking to achieve each Series' objective are described in each Series' respective Prospectus, each Series may from time to time also use the securities, instruments, policies and principal and non-principal strategies described below in seeking to achieve its respective objective. The term "investable assets" in this SAI refers to each Series' net assets plus any borrowings for investment purposes. Each Series' investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. There can be no assurance that the Series' respective investment objective will be achieved.


U.S. TREASURY MONEY MARKET SERIES

    The U.S. Treasury Money Market Series seeks to achieve its objective by investing in U.S. Treasury securities, including bills, notes and bonds (including floating rate debt securities and variable rate debt securities). See "Floating Rate and Variable Rate Debt Securities," below. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. U.S. Government guarantees do not extend to the yield or value of the securities or the U.S. Treasury Money Market Series' shares.

    The U.S. Treasury Money Market Series may also invest in component parts of U.S. Treasury notes or bonds, namely, either the corpus (principal) of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. These obligations may take the form of (1) Treasury obligations from which the interest coupons have been stripped, (2) the interest coupons that are stripped, or (3) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components or (4) receipts evidencing the component parts (corpus or coupons) of Treasury obligations that have not actually been stripped. Such receipts evidence ownership of component parts of Treasury obligations (corpus or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. Treasury obligations, including those underlying such receipts, are backed by the full faith and credit of the U.S. Government.

    The U.S. Treasury Money Market Series does not engage in repurchase agreements or lend its portfolio securities because the income from such activities is generally not exempt from state and local income taxes, but may purchase or sell securities on a when-issued or delayed delivery basis. See "When-Issued and Delayed-Delivery Securities" below.

MONEY MARKET SERIES


    The Money Market Series seeks to achieve its objectives by investing in United States Government securities that mature within thirteen months from date of purchase, including a variety of securities which are issued or guaranteed by the United

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States Treasury, by various agencies of the United States Government or by various instrumentalities which have been established or sponsored by the United States Government. These obligations, including those which are guaranteed by Federal agencies or instrumentalities, may or may not be backed by the full faith and credit of the United States. Obligations of the Government National Mortgage Association (GNMA), the Farmers Home Administration and the Small Business Administration are backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the Trust must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Money Market Series may invest which are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal National Mortgage Association (FNMA) and the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, whose obligations may only be satisfied by the individual credits of each issuing agency. Treasury securities include Treasury bills, Treasury notes and Treasury bonds, all of which are backed by the full faith and credit of the United States, as are obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank. The Money Market Series will invest, under normal circumstances, at least 80% of its investable assets in such types of government securities.


    MORTGAGE-BACKED SECURITIES. The Money Market Series may invest in mortgage-backed securities, which are securities that directly or indirectly represent a participation in, or are secured by and payable from, fixed or adjustable rate mortgage loans secured by real property. There are currently three basic types of mortgage-backed securities; (1) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as GNMA, FNMA and FHLMC; (2) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a U.S. Government guarantee but usually having some form of private credit enhancement.

    Private mortgage pass-through securities are structured similarly to the GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed-rate or adjustable rate mortgage loans. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of GNMA, FNMA and FHLMC, such securities generally are structured with one or more types of credit enhancement.

    TYPES OF CREDIT ENHANCEMENT. Mortgage-backed securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, those securities may contain elements of credit support which fall into two categories: (i) liquidity protection and
(ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to seek to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from default seeks to ensure ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in a security. The Series will not pay any additional fees for credit support, although the existence of credit support may increase the price of a security.

    ASSET-BACKED SECURITIES. Through the use of trusts and special purpose corporations, various types of assets, primarily student loans, residential mortgages, home equity loans and automobile and credit card receivables are being securitized in pass-through structures similar to the mortgage-backed securities described above. The Money Market Series may invest in these and other types of asset-backed securities which may be developed in the future. The remaining maturity of an asset-backed security will be deemed to be equal to the average maturity of the assets underlying such security determined by the investment adviser on the basis of assumed prepayment rates and other factors with respect to such assets. In general, these types of loans are of shorter duration than mortgage loans and are less likely to have substantial prepayments.

    RISK FACTORS RELATING TO INVESTING IN MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed securities, including those issued or guaranteed privately or by the U.S. Government or one of its agencies or instrumentalities, and asset-

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backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Series purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if the Series purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce yield to maturity. The Series may invest a portion of its assets in derivative mortgage-backed securities such as MBS strips which are highly sensitive to changes in prepayment and interest rates. The investment adviser will seek to manage these risks (and potential benefits) by diversifying its investments in such securities and through hedging techniques.

    Although the extent of prepayments on a pool of mortgage loans depends on various economic and other factors, as a general rule prepayments on fixed rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by the Series are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Prepayments of mortgages which underlie securities purchased at a premium generally will result in capital losses. Asset-backed securities, although less likely to experience the same prepayment rate as mortgage-backed securities, may respond to certain of the same factors influencing prepayments, while at other times different factors may predominate. Mortgage-backed securities and asset-backed securities generally decrease in value as a result of increases in interest rates and usually have less potential for capital appreciation during periods of declining interest rates than other fixed-income securities with comparable maturities because of the risk of prepayment. In addition, to the extent such mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments generally will result in some loss of the holders' principal to the extent of the premium paid. On the other hand, if such mortgage securities are purchased at a discount, an unscheduled prepayment of principal will increase current and total returns and accelerate the recognition of income which when distributed to shareholders will be taxable as ordinary income.

    During periods of rising interest rates, the rate of prepayment of mortgages underlying mortgage-backed securities can be expected to decline, extending the projected average maturity of the mortgage-backed securities. The maturity extension risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

    Asset-backed securities involve certain risks that are not posed by mortgage-backed securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit card laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The remaining maturity of an asset-backed security will be deemed to be equal to the average maturity of the assets underlying such security determined by the investment adviser on the basis of assumed prepayment rates and other factors with respect to such assets. In general, these types of loans are of shorter duration than mortgage loans and are less likely to have substantial prepayments.

    U.S. TREASURY SECURITIES. U.S. Treasury securities are direct obligations of the U.S. Government. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. U.S. Government guarantees do not extend to the yield or value of the securities or the Money Market Series' shares. The Money Market Series may also invest in component parts of U.S. Treasury notes or bonds, namely, either the corpus (principal) of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. These obligations may take the form of (1) Treasury obligations from which the interest coupons have been stripped, (2) the interest coupons that are stripped, (3) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components, or (4) receipts evidencing the component parts (corpus or coupons) of Treasury obligations that have not actually been stripped. Treasury obligations, including those underlying such receipts, are backed by the full faith and credit of the U.S. Government.

    CERTIFICATES OF DEPOSIT. The Money Market Series may also invest in fully insured certificates of deposit. The Federal Deposit Insurance Corporation and the Federal Savings and Loan Insurance Corporation, which are agencies of the United States Government, insure the deposits of insured banks and savings and loan associations, respectively, up to $100,000 per depositor. Current federal regulations also permit such institutions to issue insured negotiable certificates of deposit (CDs) in amounts of $100,000 or more without regard to the interest rate ceilings on other deposits. To remain fully insured as to principal, such CDs must currently be limited to $100,000 per bank or savings and loan association. Interest on such CDs is not insured. The Money Market Series may invest in such CDs, limited to the insured amount of principal ($100,000) in each case and to 10% or less of the gross assets of the Money Market Series in all such CDs in the aggregate. Such CDs may or may not have a readily available market, and the investment of the Money Market Series in CDs which do not have a readily available market is further limited by the restriction on investment by the Money Market Series of not more than 10% of assets in securities for which there is no readily available market. See "Investment Restrictions."

    The Money Market Series will attempt to balance its objectives of high income, capital preservation and liquidity by investing in securities of varying maturities and risks. As a result, the Money Market Series may not necessarily invest in securities with the highest available yield. The Money Market Series will not, however, invest in securities with effective remaining maturities of more than thirteen months or maintain a dollar-weighted average maturity which exceeds 90 days. The amounts invested in obligations of various maturities of thirteen months or less will depend on management's evaluation of the risks involved. Longer-term issues, while frequently paying higher interest rates, are subject to greater fluctuations in value resulting from general changes in interest rates than are shorter-term issues. Thus, when rates on new securities increase, the value of outstanding longer-term securities may decline and vice versa. Such changes may also occur, but to a lesser degree, with short-term issues. These changes, if realized, may cause fluctuations in the amount of daily dividends and, in extreme cases, could cause the net asset value per share to decline. In the event of unusually large redemption demands, securities may have to be sold at a loss prior to maturity or the Money Market Series may have to borrow money and incur interest expense. Either occurrence would adversely affect the amount of daily dividends and could result in a decline in daily net asset value per share or the reduction by the Money Market Series of the number of shares held in a shareholder's account. The Money Market Series will attempt to minimize these risks by investing in longer-term securities, subject to the foregoing limitations, when it appears to management that yields on such securities are not likely to increase substantially during the period of expected holding, and then only in securities which are readily marketable. However, there can be no assurance that the Money Market Series will be successful in achieving this objective.

    LIQUIDITY PUTS OR CALLS. The Money Market Series may also purchase instruments of the types described in this section together with the right to resell or purchase the instruments at an agreed-upon price or yield within a specified period prior to the maturity date of the instruments. Such a right to resell is commonly known as a put, and such a right to purchase is commonly known as a call. The aggregate price which the Money Market Series pays for instruments with puts or calls may be higher than the price which otherwise would be paid for the instruments. Consistent with the Money Market Series' investment objective and applicable rules issued by the Securities and Exchange Commission (SEC or Commission) and subject to the supervision of the Trustees, the purpose of this practice is to permit the Money Market Series to be fully invested while preserving the necessary liquidity to meet unusually large redemptions and to purchase at a later date securities other than those subject to the put. The Money Market Series may choose to exercise puts during periods in which proceeds from sales of its shares and from recent sales of portfolio securities are insufficient to meet redemption requests or when the funds available are otherwise allocated for investment. The Money Market Series may choose to exercise calls during periods in which funds are available for investment. In determining whether to exercise puts or calls prior to their expiration date and in selecting which puts or calls to exercise in such circumstances, the Money Market Series' investment adviser considers, among other things, the amount of cash available to the Money Market Series, the expiration dates of the available puts or calls, any future commitments for securities purchases, the yield, quality and maturity dates of the underlying securities, alternative investment opportunities and the desirability of retaining the underlying securities in the Money Market Series' portfolio.

    Since the value of the put or call is dependent on the ability of the writer to meet its obligation to repurchase or to sell, the Money Market Series' policy is to enter into put transactions only with such brokers, dealers or financial institutions which present minimal credit risks. There is a credit risk associated with the purchase of puts or calls in that the broker, dealer or financial institution might default on its obligation to repurchase or sell underlying securities. In the event such a default should occur, the Money Market Series is unable to predict whether all or any portion of any loss sustained could subsequently be recovered from the broker, dealer or financial institution.

    The Money Market Series values instruments which are subject to puts or calls at amortized cost; no value is assigned to the put or call. The cost of the put or call, if any, is carried as an unrealized loss from the time of purchase until it is exercised or expires.

REPURCHASE AGREEMENTS

    The Money Market Series may enter into repurchase agreements, whereby the seller of a security agrees to repurchase that security from the Series at a mutually agreed-upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon rate of return effective for the period of time the Series' money is invested in the repurchase agreement. The Series' repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. The instruments held as collateral are valued daily, and if the value of such instruments declines, the Series will require additional collateral. If the seller defaults and the value of the collateral securing the repurchase agreement declines, the Series may incur a loss.

    The Series will enter into repurchase transactions only with parties meeting creditworthiness standards approved by the investment adviser. The Series' investment adviser will monitor the creditworthiness of such parties, under the general supervision of the Trustees. In the event of a default or bankruptcy by a seller, the Series will promptly seek to liquidate the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Series will suffer a loss.

    The Series participates in a joint repurchase agreement account with other investment companies managed by Prudential Investments LLC (PI or the Manager) pursuant to an order of the SEC. On a daily basis, any uninvested cash balances of the Series may be aggregated with those of such investment companies and invested in one or more repurchase agreements. Each fund participates in the income earned or accrued in the joint account based on the percentage of its investment.

LENDING OF SECURITIES

    Consistent with applicable regulatory requirements, the Money Market Series may lend its portfolio securities to brokers, dealers and other financial institutions, provided that such loans are callable at any time by the Series and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations that are equal to at least the market value, determined daily, of the loaned securities. During the time portfolio securities are on loan, the borrower will pay the Series an amount equivalent to any dividend or interest paid on such securities and the Series may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower. As a matter of fundamental policy, the Series will not lend more than 30% of the value of its total assets. The advantage of such loans is that the Series continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations.


    A loan may be terminated by the borrower on one business day's notice, or by the Series on two business days' notice. If the borrower fails to deliver the loaned securities within two days after receipt of notice, the Series could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Series' investment adviser to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Series. Any gain or loss in the market price during the loan period would inure to the Series. The creditworthiness of firms to which the Series lends its portfolio securities will be monitored on an ongoing basis by the investment adviser pursuant to procedures adopted and reviewed, on an ongoing basis, by the Board.


    When voting or consent rights which accompany loaned securities pass to the borrower, the Series will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on the Series' investment in such loaned securities. The Series may pay reasonable finders', administrative and custodial fees in connection with a loan of their securities and may share the interest earned on collateral with the borrower.

OTHER INVESTMENTS

    Unless specified otherwise, each Series may invest in the following investments:

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

    From time to time, in the ordinary course of business, each Series may purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold by the Series with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Series at the time of entering into the transaction. The purchase price and the interest rate payable on the securities are fixed on the transaction date. The Series segregate cash, or other liquid assets, marked-to-market daily, having a value equal to or greater than the Series' purchase commitments with additional cash or other assets added when necessary. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement. At the time a Series makes the commitment to purchase securities on a when-issued or delayed-delivery basis, it will record the transaction and thereafter reflect the value of such securities in determining its NAV each day. At the time of delivery of the securities the value may be more or less than the purchase price and an increase in the percentage of the Series' assets committed to the purchase of securities on a when-issued or delayed-delivery basis may increase the volatility of the Series' net asset value. If a Series chooses to dispose of the right to acquire a when-issued security prior to this acquisition, it could, as with the disposition of any other portfolio security, incur a gain or loss due to market fluctuations.

ILLIQUID SECURITIES


    The Trust may not hold more than 10% of the net assets of either Series in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities) and certain securities that are not readily marketable. If a Series were to exceed this limit, the investment adviser would take prompt action to reduce the Series' holdings in illiquid securities to no more than 10% of its net assets as required by applicable law. The Subadviser (as defined below) will monitor the liquidity of such restricted securities under the supervision of the Trustees. Repurchase agreements subject to demand are deemed to have a maturity equal to the applicable notice period.


    Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (Securities Act), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


    Over time, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities, convertible and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.



    Rule 144A under the Securities Act allows for an institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a safe harbor from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. A Series' investment in Rule 144A securities could have the effect of increasing illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing Rule 144A securities.



    Restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act, and commercial paper that have a readily available market are treated as liquid only when deemed liquid under procedures established by the Trustees. The investment adviser will monitor the liquidity of such restricted securities subject to the supervision of the Trustees.

In reaching liquidity decisions, the investment adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). With respect to commercial paper that is issued in reliance on Section 4(2) of the Securities Act, (1) it must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (NRSRO), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the investment adviser; and (2) it must not be traded flat (that is, without accrued interest) or in default as to principal or interest. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.


BORROWING

    The Money Market Series may borrow up to 20% of the value of the Trust's total assets, including the amount borrowed less liabilities (not including the amount borrowed) at the time the borrowing is made, from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Trust's total assets, including the amount borrowed less liabilities (not including the amount borrowed) at the time the borrowing is made. Investment securities will not be purchased while borrowings are outstanding.

    The U.S. Treasury Money Market Series may borrow from banks and from entities other than banks if so permitted pursuant to an order of the Securities and Exchange Commission in an amount equal to no more than 20% of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes. The U.S. Treasury Money Market Series may pledge up to 20% of the value of its total assets to secure these borrowings.

    If a Series' asset coverage for borrowings falls below 300%, the Series will take prompt action to reduce its borrowings as required by applicable law. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Series may be required to sell portfolio securities to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

FLOATING RATE AND VARIABLE RATE DEBT SECURITIES

    Each Series may invest in floating rate and variable rate debt securities, including participation interests therein, subject to the requirements of the amortized cost valuation rule and other requirements of the Commission. Floating rate debt securities normally have a rate of interest which is set as a specific percentage of a designated based rate, such as the rate on Treasury Bonds or Bills. The interest rate on floating rate debt securities changes whenever there is a change in the designated base interest rate. Variable rate debt securities provide for a specified periodic adjustment in the interest rate based on prevailing market rates and generally would allow the series to demand payment of the obligation on short notice at par plus accrued interest, which amount may, at times, be more or less than the amount the series paid for them. Some floating rate and variable rate securities have maturities longer than 397 calendar days but afford the holder the right to demand payment at dates earlier than the final maturity date. Such "long term" floating rate and variable rate securities will be treated as having maturities equal to the demand date or the period of adjustment of the interest rate whichever date is longer.

SEGREGATED ASSETS

    When the Trust is required to segregate assets in connection with certain transactions, it will segregate cash or liquid assets. "Liquid assets" means cash, U.S. Government securities, equity securities (including foreign securities), debt obligations or liquid, unencumbered assets, marked-to-market daily. Such transactions may involve when-issued and delayed delivery securities (unless otherwise covered). If collateralized or otherwise covered, in accordance with Commission guidelines, these will not be deemed to be senior securities.

(d) PORTFOLIO TURNOVER

    The Series intend normally to hold their portfolio securities to maturity. The Series do not normally expect to trade portfolio securities although they may do so to take advantage of short-term market movements. The Series will make purchases and sales of portfolio securities with a government securities dealer on a net price basis; brokerage commissions are not normally charged on the purchase or sale of U.S. Treasury Securities. See "Brokerage Allocation and Other Practices."

    The Series will not invest 25% or more of its total assets in a single industry.

                            INVESTMENT RESTRICTIONS

    The Trust's fundamental policies as they affect a particular Series cannot be changed without the approval of the outstanding shares of such Series by a vote which is the lesser of (i) 67% or more of the voting securities of such Series represented at a meeting at which more than 50% of the outstanding voting securities of such Series are present in person or represented by proxy or
(ii) more than 50% of the outstanding voting securities of such Series. With respect to the submission of a change in fundamental policy or investment objective to a particular Series, such matters shall be deemed to have been effectively acted upon with respect to all Series of the Trust if a majority of the outstanding voting securities of the particular Series votes for the approval of such matters as provided above, notwithstanding (1) that such matter has not been approved by a majority of the outstanding voting securities of any other Series affected by such matter and (2) that such matter has not been approved by a majority of the outstanding voting securities of the Trust.

MONEY MARKET SERIES

    The following investment restrictions are fundamental policies of the Trust with respect to the Money Market Series of the Trust and may not be changed except as described above.

    The Money Market Series may not:

     1. Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities; borrowing in the aggregate may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the Trust's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made; investment securities will not be purchased while borrowings are outstanding.

     2. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 10% of the value of its net assets but only to secure permitted borrowings of money.

     3. Make loans to others, except through the purchase of the debt obligations and the repurchase agreements covering government securities and the lending of portfolio securities (limited to thirty percent of the Series' total assets).

     4.  Purchase or sell real estate or real estate mortgage loans.

     5.  Purchase securities on margin or sell short.

     6. Purchase or sell commodities or commodity futures contracts, or oil, gas, or mineral exploration or development programs.

     7.  Underwrite securities of other issuers.

     8. Purchase the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets.

     9. Issue senior securities as defined in the Investment Company Act except insofar as the Trust may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) permitted borrowings of money; or (c) purchasing securities on a when-issued or delayed delivery basis.

    10. Purchase securities on a when-issued basis if, as a result, more than 15% of the Trust's net assets would be committed.

U.S. TREASURY MONEY MARKET SERIES

    In connection with its investment objective and policies as set forth in the Prospectus, the U.S. Treasury Money Market Series has adopted the following investment restrictions.

    The U.S. Treasury Money Market Series may not:

    1.  Invest in any securities other than U.S. Treasury obligations.

    2. Purchase securities on margin (but the Series may obtain such short-term credits as may be necessary for the clearance of transactions).

    3.  Make short sales of securities or maintain a short position.

    4. Issue senior securities, borrow money or pledge its assets, except that the Series may borrow up to 20% of the value of its total assets (calculated when the loan is made) from banks and from entities other than banks if so permitted pursuant to an order of the Securities and Exchange Commission for temporary, extraordinary or emergency purposes. The Series may pledge up to 20% of the value of its total assets to secure such borrowings.

    5.  Buy or sell real estate or interests in real estate.

    6. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal laws.

    7.  Make investments for the purpose of exercising control or management.

    8. Invest in interests in oil, gas or other mineral exploration or development programs.

    9. Buy or sell commodities or commodity contracts (including futures contracts and options thereon).

    Whenever any fundamental investment policy or investment restriction states a maximum percentage of either Series' assets, it is intended that if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy. However, in the event that a Series' asset coverage for borrowings falls below 300%, the Series will take prompt action to reduce its borrowings, as required by applicable law.


                            MANAGEMENT OF THE TRUST



    Information pertaining to the Trustees of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended (the Investment Company Act or the 1940 Act) are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Trustees." "Fund Complex" consists of the Trust and any other investment companies managed by Prudential Investments LLC (PI).



                              INDEPENDENT TRUSTEES



                                           TERM OF                                      NUMBER OF
                                          OFFICE AND                                  PORTFOLIOS IN
                             POSITION     LENGTH OF                                   FUND COMPLEX       OTHER DIRECTORSHIPS
                               WITH          TIME          PRINCIPAL OCCUPATIONS       OVERSEEN BY           HELD BY THE
 NAME, ADDRESS** AND AGE      TRUST       SERVED***        DURING PAST FIVE YEARS        TRUSTEE             TRUSTEE****
 -----------------------      -----       ---------        ----------------------        -------             -----------
 Delayne Dedrick Gold (64)  Trustee       Since 1981    Marketing Consultant.              88                     --

 Thomas T. Mooney (61)      Trustee       Since 1996    Chief Executive Officer, the       97        Director, President and
                                                         Rochester Business                           Treasurer (since 1986) of
                                                         Alliance, formerly                           First Financial Fund, Inc.
                                                         President of the Greater                     and Director (since 1988)
                                                         Rochester Metro Chamber of                   of The High Yield Plus
                                                         Commerce; Rochester City                     Fund, Inc.
                                                         Manager; formerly Deputy
                                                         Monroe County Executive;
                                                         Trustee of Center for
                                                         Governmental
                                                         Research, Inc.; Director of
                                                         Blue Cross of Rochester and
                                                         Executive Service Corps of
                                                         Rochester; Director of the
                                                         Rochester Individual
                                                         Practice Association.

                                           TERM OF                                      NUMBER OF
                                          OFFICE AND                                  PORTFOLIOS IN
                             POSITION     LENGTH OF                                   FUND COMPLEX       OTHER DIRECTORSHIPS
                               WITH          TIME          PRINCIPAL OCCUPATIONS       OVERSEEN BY           HELD BY THE
 NAME, ADDRESS** AND AGE      TRUST       SERVED***        DURING PAST FIVE YEARS        TRUSTEE             TRUSTEE****
 -----------------------      -----       ---------        ----------------------        -------             -----------
 Stephen P. Munn (60)       Trustee       Since 1999    Formerly Chief Executive           72        Chairman of the Board (since
                                                         Officer (1988-2001) and                      January 1994) and Director
                                                         President of Carlisle                        (since 1988) of Carlisle
                                                         Companies Incorporated.                      Companies Incorporated
                                                                                                      (manufacturer of industrial
                                                                                                      products); Director of
                                                                                                      Gannett Co. Inc.
                                                                                                      (publishing and media).

 Richard A. Redeker (59)    Trustee       Since 1995    Formerly Management                72                     --
                                                         Consultant of Invesmart,
                                                         Inc. (August 2001-October
                                                         2001); formerly employee of
                                                         PI (October 1996-December
                                                         1998).

 Nancy H. Teeters (72)      Trustee       Since 1996    Economist; formerly Vice           71                     --
                                                         President and Chief
                                                         Economist of International
                                                         Business Machines
                                                         Corporation; formerly
                                                         Director of Inland Steel
                                                         Industries (July
                                                         1984-1999); formerly
                                                         Governor of The Federal
                                                         Reserve (September
                                                         1978-June 1984).

 Louis A. Weil, III (61)    Trustee       Since 1991    Formerly Chairman (January         72                     --
                                                         1999-July 2000), President
                                                         and Chief Executive Officer
                                                         (January 1996-July 2000)
                                                         and Director (since
                                                         September 1991) of Central
                                                         Newspapers, Inc.; formerly
                                                         Chairman of the Board
                                                         (January 1996-July 2000),
                                                         Publisher and Chief
                                                         Executive Officer (August
                                                         1991-December 1995) of
                                                         Phoenix Newspapers, Inc.

                              INTERESTED TRUSTEES



                                           TERM OF                                      NUMBER OF
                                          OFFICE AND                                  PORTFOLIOS IN
                             POSITION     LENGTH OF                                   FUND COMPLEX       OTHER DIRECTORSHIPS
                               WITH          TIME          PRINCIPAL OCCUPATIONS       OVERSEEN BY           HELD BY THE
 NAME, ADDRESS** AND AGE      TRUST       SERVED***        DURING PAST FIVE YEARS        TRUSTEE             TRUSTEE****
 -----------------------      -----       ---------        ----------------------        -------             -----------
 *Robert F. Gunia (56)      Vice          Since 1996    Executive Vice President and      112        Vice President and Director
                            President                    Chief Administrative                         (since May 1989) of The
                            and                          Officer (since June 1999)                    Asia Pacific Fund, Inc.
                            Trustee                      of PI; Executive Vice
                                                         President and Treasurer
                                                         (since January 1996) of PI;
                                                         President (since April
                                                         1999) of Prudential
                                                         Investment Management
                                                         Services LLC (PIMS);
                                                         Corporate Vice President
                                                         (since September 1997) of
                                                         The Prudential Insurance
                                                         Company of America
                                                         (Prudential); formerly
                                                         Senior Vice President
                                                         (March 1987-May 1999) of
                                                         Prudential Securities
                                                         Incorporated (Prudential
                                                         Securities); formerly Chief
                                                         Administrative Officer
                                                         (July 1989-September 1996),
                                                         Director (January
                                                         1989-September 1996) and
                                                         Executive Vice President,
                                                         Treasurer and Chief
                                                         Financial Officer (June
                                                         1987-December 1996) of PMF;
                                                         Vice President and Director
                                                         (since May 1992) of
                                                         Nicholas-Applegate
                                                         Fund, Inc.

 *David R. Odenath, Jr.     President     Since 1999    President, Chief Executive        115                     --
 (45)                       and                          Officer and Chief Operating
                            Trustee                      Officer (since June 1999)
                                                         of PI; Senior Vice
                                                         President (since June 1999)
                                                         of Prudential; formerly
                                                         Senior Vice President
                                                         (August 1993-May 1999) of
                                                         PaineWebber Group, Inc.

 *Judy A. Rice (55)         Vice          Since 2000    Executive Vice President          111                     --
                            President                    (since 1999) of PI;
                            and                          formerly various positions
                            Trustee                      to Senior Vice President
                                                         (1992-1999) of Prudential
                                                         Securities; and various
                                                         positions to Managing
                                                         Director (1975-1992) of
                                                         Salomon Smith Barney;
                                                         Member of Board of
                                                         Governors of the Money
                                                         Management Institute.

    Information pertaining to the officers of the Trust who are not Trustees is set forth below.



                                    OFFICERS



                                               TERM OF
                                              OFFICE AND
                                              LENGTH OF
                               POSITION          TIME       PRINCIPAL OCCUPATIONS
 NAME, ADDRESS** AND AGE      WITH TRUST      SERVED***     DURING PAST FIVE YEARS
 -----------------------      ----------      ---------     ----------------------
 Grace C. Torres (43)       Treasurer and     Since 1996    Senior Vice President (since January 2000) of
                            Principal                        PI; formerly First Vice President (December
                            Financial and                    1996-January 2000) of PIFM and First Vice
                            Accounting                       President (March 1993-1999) of Prudential
                            Officer                          Securities.
 Deborah A. Docs (45)       Secretary         Since 1996    Vice President and Corporate Counsel (since
                                                             January 2001) of Prudential; Vice President
                                                             and Assistant Secretary (since December
                                                             1996) of PI.
 Marguerite E. H. Morrison  Assistant         Since 2002    Vice President and Chief Legal
 (46)                       Secretary                        Officer--Mutual Funds and Unit Investment
                                                             Trusts (since August 2000) of Prudential;
                                                             Senior Vice President and Assistant
                                                             Secretary (since February 2001) of PI; Vice
                                                             President and Assistant Secretary of PIMS
                                                             (since October 2001); previously Vice
                                                             President and Associate General Counsel
                                                             (December 1996-February 2001) of PI and Vice
                                                             President and Associate General Counsel
                                                             (September 1987-September 1996) of
                                                             Prudential Securities.
 Maryanne Ryan (38)         Anti-Money        Since 2002    Vice President, Prudential (since November
                            Laundering                       1998), First Vice President, Prudential
                            Compliance                       Securities (March 1997-May 1998).
                            Officer


------------


* "Interested" Trustee, as defined in the 1940 Act, by reason of employment with the Manager (Prudential Investments LLC), the Subadviser (Prudential Investment Management, Inc.) or the Distributor (Prudential Investment Management Services LLC).



**   Unless otherwise noted, the address of the Trustees and officers is c/o:
     Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.



*** There is no set term of office for Trustees and officers. The Independent Trustees have adopted a retirement policy, which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75. The table shows the number of years for which they have served as Trustee and/or officer.



**** This column includes only directorships of companies required to register, or file reports with the SEC under the Securities and Exchange Act of 1934 (that is, "public companies") or other investment companies registered under the 1940 Act.



    The Fund has Trustees who, in addition to overseeing the actions of the Fund's Manager, Subadviser and Distributor, decide upon matters of general policy in accordance with Massachusetts law and the 1940 Act. In addition to their functions set forth under "Investment Advisory and Other Services--Manager and Investment Adviser" and "Principal Underwriter, Distributor and Rule 12b-1 Plans," the Trustees also review the actions of the Trust's officers, who conduct and supervise the daily business operations of the Trust. Pursuant to the Trust's Management Agreement and Declaration of Trust, the Board may contract for advisory and management services for the Trust or for either of its series. Any such contract may permit the Manager to delegate certain or all of its duties under such contract to the Subadviser.



    Trustees and officers of the Trust are also trustees, directors and officers of some or all of the other investment companies advised by the Trust's Manager and distributed by PIMS.



                           STANDING BOARD COMMITTEES



    The Board of Trustees has established two standing committees in connection with the governance of the Trust--Audit and Nominating.

    The Audit Committee consists of all of the Independent Trustees. The responsibilities of the Audit Committee are to assist the Board of Trustees in overseeing the Trust's independent accountants, accounting policies and procedures, and other areas relating to the Trust's auditing processes. The scope of the Audit Committee's responsibilities includes the appointment, compensation and oversight of the Trust's auditors. It is management's responsibility to maintain appropriate systems for accounting and internal control and the independent accountants' responsibility to plan and carry out a proper audit. The Audit Committee met 4 times during the fiscal year ended November 30, 2002.



    The Nominating Committee consists of all of the Independent Trustees. This Committee interviews and recommends to the Board persons to be nominated for election as Trustees by the Trust's shareholders and selects and proposes nominees for election by the Board between annual meetings. This Committee does not normally consider candidates proposed by shareholders for election as Trustees. The Nominating Committee also reviews the independence of Trustees currently serving on the Board and recommends to the Board Independent Trustees to be selected for membership on Board Committees. The Nominating Committee reviews each Trustee's investment in the Trust, matters relating to Trustee compensation and expenses and compliance with the Trust's retirement policy. The Nominating Committee did not meet during the fiscal year ended November 30, 2002.



    In addition to the two standing Committees of the Trust, the Board of Trustees has also approved Trustee participation in an Executive Committee designed to coordinate the governance of all of the mutual funds in the Prudential mutual fund complex. The role of the Executive Committee is solely advisory and consultative, without derogation of any of the duties or responsibilities of the Board of Trustees. The following Independent Trustee serves on the Executive Committee: Thomas T. Mooney. Independent Trustees from other funds in the Prudential mutual fund complex also serve on the Executive Committee. The responsibilities of the Executive Committee include: facilitating communication and coordination between the Independent Trustees and fund management on issues that affect more than one fund; serving as a liaison between the Boards of Trustees/ Directors of funds and fund management; developing, in consultation with outside counsel and management, draft agendas for Board meetings; reviewing and recommending changes to Board practices generally and monitoring and supervising the performance of legal counsel to the funds generally and the Independent Trustees.



                                  COMPENSATION



    Pursuant to the Management Agreement with the Trust, the Manager pays all compensation of officers and employees of the Trust as well as the fees and expenses of all Interested Trustees of the Trust.



    The Trust pays each of its Independent Trustees annual compensation in addition to certain out-of-pocket expenses. Trustees who serve on the Committees may receive additional compensation. The amount of compensation paid to each Independent Trustee may change as a result of the introduction of additional funds upon whose Boards the Trustees may be asked to serve.



    Independent Trustees may defer receipt of their Trustees' fees pursuant to a deferred fee agreement with the Trust. Under the terms of such agreement, the Trust accrues deferred Trustees' fees daily which, in turn, accrues interest at a rate equivalent to the prevailing rate of 90-day U.S. Treasury bills at the beginning of each calendar quarter or, at the daily rate of return of any Prudential Mutual Fund chosen by the Trustee. The Trust's obligation to make payments of deferred Trustees' fees, together with interest thereon, is a general obligation of the Trust.



    The Trust has no retirement or pension plan for its Trustees.



    The following table sets forth the aggregate compensation paid by the Trust for the fiscal year ended November 30, 2002 to the Independent Trustees. The table also shows aggregate compensation paid to those Trustees for service on the Trust's Board and the Board of any other investment company in the Fund Complex, for the calendar year ended December 31, 2002.

                               COMPENSATION TABLE



                                                        PENSION OR           TOTAL 2002
                                                        RETIREMENT       COMPENSATION FROM
                                       AGGREGATE     BENEFITS ACCRUED      TRUST AND FUND
                                     COMPENSATION    AS PART OF TRUST     COMPLEX PAID TO
NAME AND POSITION                     FROM TRUST         EXPENSES       INDEPENDENT TRUSTEES
-----------------                    -------------   ----------------   --------------------
Eugene C. Dorsey--Trustee**(1).....    $   7,500           None           $145,500*(17/80)
Delayne Dedrick Gold--Trustee......    $   8,300           None           $186,250*(36/88)
Thomas T. Mooney--Trustee**........    $   9,100           None           $201,250*(29/97)
Stephen P. Munn--Trustee...........    $   8,300           None           $118,000*(23/72)
Richard A. Redeker--Trustee........    $   7,500           None           $120,500*(23/72)
Nancy H. Teeters--Trustee..........    $   7,500           None           $123,000*(24/71)
Louis A. Weil, III--Trustee........    $   7,500           None           $113,000*(23/72)



 * Indicates number of funds/portfolios in Fund Complex (including the Trust) to which aggregate compensation relates.



 ** Although the last column shows the total amount paid to Trustees from the Fund Complex during the calendar year ended December 31, 2002, such compensation was deferred at the election of the Trustees, in total or in part, under the Trust's deferred fee agreement. Including accrued interest on amounts deferred through December 31, 2002, total value of deferred compensation for the year amounted to $138,574 and $164,629 for Messrs. Dorsey and Mooney, respectively.



(1)Mr. Dorsey retired from this position on January 1, 2003.



    Interested Trustees and Officers do not receive compensation from the Trust or any fund in the Fund Complex and therefore are not shown in the Compensation Table.



    The following table sets forth the dollar range of equity securities in each Series beneficially owned by a Trustee, and, on an aggregate basis, in all registered investment companies overseen by a Trustee in the Fund Complex as of December 31, 2002.



                         TRUSTEE SHARE OWNERSHIP TABLE



                              INDEPENDENT TRUSTEES



                                                                                      AGGREGATE DOLLAR RANGE
                                                                                      OF EQUITY SECURITIES IN
                                     DOLLAR RANGE OF EQUITY                               ALL REGISTERED
                                       SECURITIES IN U.S.    DOLLAR RANGE OF EQUITY    INVESTMENT COMPANIES
                                         TREASURY MONEY       SECURITIES IN MONEY     OVERSEEN BY TRUSTEE IN
NAME OF TRUSTEE                          MARKET SERIES           MARKET SERIES             FUND COMPLEX
---------------                      ----------------------  ----------------------   -----------------------
Eugene C. Dorsey...................          --                      --                ($10,001-$50,000)
Delayne Dedrick Gold...............          --                      --                  over $100,000
Thomas T. Mooney...................          --                      --                  over $100,000
Stephen P. Munn....................          --                      --                  over $100,000
Richard A Redeker..................          --                      --                  over $100,000
Nancy H. Teeters...................          --                      --                   ($1-$10,000)
Louis A. Weil, III.................          --                      --                  over $100,000



                              INTERESTED TRUSTEES



                                                                                      AGGREGATE DOLLAR RANGE
                                                                                      OF EQUITY SECURITIES IN
                                     DOLLAR RANGE OF EQUITY                               ALL REGISTERED
                                       SECURITIES IN U.S.    DOLLAR RANGE OF EQUITY    INVESTMENT COMPANIES
                                         TREASURY MONEY       SECURITIES IN MONEY     OVERSEEN BY TRUSTEE IN
NAME OF TRUSTEE                          MARKET SERIES           MARKET SERIES             FUND COMPLEX
---------------                      ----------------------  ----------------------   -----------------------
Robert F. Gunia....................          --                      --                    over $100,000
David R. Odenath, Jr...............          --                      --                    over $100,000
Judy A. Rice.......................          --                      --                    over $100,000



    The following table sets forth information regarding each class of securities owned beneficially or of record by each Independent Trustee, and his/her immediate family members, in an investment adviser or principal underwriter of the Trust or a person (other than a registered investment company) directly or indirectly "controlling," "controlled by," or "under common control with" (within the meaning of the 1940 Act) an investment adviser or principal underwriter of the Trust as of December 31, 2002.



                                         NAME OF
                                        OWNERS AND
                                     RELATIONSHIPS TO              TITLE OF    VALUE OF    PERCENT OF
NAME OF TRUSTEE                          TRUSTEE        COMPANY     CLASS     SECURITIES     CLASS
---------------                      ----------------   --------   --------   ----------   ----------
Eugene C. Dorsey...................       --              --         --         --           --
Delayne Dedrick Gold...............       --              --         --         --           --
Thomas T. Mooney...................       --              --         --         --           --
Stephen P. Munn....................       --              --         --         --           --
Richard A. Redeker.................       --              --         --         --           --
Nancy H. Teeters...................       --              --         --         --           --
Louis A. Weil, III.................       --              --         --         --           --



    Trustees of the Trust are eligible to purchase Class Z shares of each Series.



              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES



    Class S shares are new; therefore, there is no history of share ownership.



    As of January 10, 2003, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of beneficial interest of each class of the Money Market Series and U.S. Treasury Money Market Series of the Trust. As of such date, there were no beneficial owners of more than 5% of any class of either Series of the Trust.



    As of January 10, 2003, Prudential Securities was the record holder for other beneficial owners of 209,151,160 Money Market Series Class A Shares (or 35.1% of such shares outstanding); and no Money Market Series Class Z Shares (or 0% of such shares outstanding); and 770,220,632 U.S. Treasury Money Market Series Class A Shares (or 99.4% of such shares outstanding), and no U.S. Treasury Money Market Series Class Z Shares (or 0% of such shares outstanding). In the event of any meetings of shareholders, Prudential Securities will forward, or cause the forwarding of, proxy materials to the beneficial owners for which it is the record holder.



    As of January 10, 2003, the beneficial owners, directly or indirectly, of more than 5% of the outstanding shares of any class of beneficial interest were:
Prudential Trust Company, FBO Pru DC Trust Accounts, Attn: PMFS Coordinator, 30 Scranton Office Park, Moosic, PA 18507, who held 157,039,228 Class A shares of the Money Market Series (26.4%); Pru Defined Contributions Svcs, FBO PRU Non Trust Accounts, Attn: PMFS Coordinator, 30 Scranton Office Park, Moosic, PA 18507 who held 80,101,600 Class A Shares of the Money Market Series (13.4%); Prudential Trust Company, FBO Pru-DC Trust Accounts, Attn: PMFS Coordinator, 30 Scranton Office Park, Moosic PA 18507 who held 8,102,451 Class Z shares of the Money Market Series (43.2%); Pru Defined Contributions Svcs, FBO Pru-Non-Trust Accounts, Attn: PMFS Coordinator, 30 Scranton Office Park, Moosic PA 18507 who held 10,658,474 Class Z shares of the Money Market Series (56.8%); Nortek Inc., Port B Yield, Attn: Edward J. Cooney, 50 Kennedy P12 Ste 1900, Providence, RI 02903 who held 100,000,000 Class A shares of the U.S. Treasury Money Market Series (12.9%); Pru Trust Company, FBO Pru-DC Trust Accounts, Attn: PMFS Coordinator, 30 Scranton Office Park, Moosic PA 18507 who held 5,849,386
Class Z shares of the U.S. Treasury Money Market Series (99.9%).


                     INVESTMENT ADVISORY AND OTHER SERVICES

(a) MANAGER AND INVESTMENT ADVISER


    The manager of the Trust is Prudential Investments LLC (PI or the Manager), Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102. PI serves as manager to all of the other investment companies that, together with the Trust, comprise the Prudential mutual funds. See "How the Series is Managed-Manager" in the Prospectus of each Series. As of September 30, 2002, PI served as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, and as administrator to closed-end investment companies, with aggregate assets of approximately $84.4 billion.

    PI is a wholly-owned subsidiary of PIFM HoldCo, Inc., which is a wholly-owned subsidiary of Prudential Asset Management Holding Company, which is a wholly-owned subsidiary of Prudential. Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent), an affiliate of PI, serves as the transfer agent and dividend disbursing agent for the Prudential mutual funds and, in addition, provides customer service, recordkeeping and management and administrative services to qualified plans.



    Pursuant to a Management Agreement with the Trust (the Management Agreement), PI, subject to the supervision of the Trust's Board of Trustees and in conformity with the stated policies of the Trust, manages both the investment operations of each Series and the composition of each Series' portfolio, including the purchase, retention, disposition and loan of securities and other assets. In connection therewith, PI is obligated to keep certain books and records of the Trust. PI has hired Prudential Investment Management, Inc. (PIM, the Subadviser or the Investment Adviser) to provide subadvisory services to the Trust. PI also administers the Trust's business affairs and, in connection therewith, furnishes the Trust with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by State Street Bank, the Trust's custodian (the Custodian) and PMFS. The management services of PI to the Trust are not exclusive under the terms of the Management Agreement and PI is free to, and does, render management services to others.



    For its services, PI receives, pursuant to the Management Agreement, a fee at an annual rate of .40 of 1% of the U.S. Treasury Money Market Series' average daily net assets and a fee at an annual rate of .40 of 1% of the average daily net assets up to $1 billion, .375 of 1% on assets between $1 billion and $1.5 billion and .35 of 1% on assets in excess of $1.5 billion of the average daily net assets of the Money Market Series. The fee is computed daily and payable monthly. The Management Agreement also provides that, in the event the expenses of a Series (including the fees of PI, but excluding interest, taxes, brokerage commissions, distribution fees and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business) for any fiscal year exceed the lowest applicable annual expense limitation established and enforced pursuant to the statute or regulations of any jurisdiction in which the Trust's shares are qualified for offer and sale, the compensation due to PI will be reduced by the amount of such excess. Reductions in excess of the total compensation payable to PI will be paid by PI to the Series. No such reductions were required during the current fiscal year ended November 30, 2002. Currently, the Trust believes there are no such expense limitations.



    PI may from time to time waive all or a portion of its management fee and subsidize all or a portion of the operating expenses of the Trust. Fee waivers and subsidies will increase the Trust's total return. These voluntary waivers may be terminated at any time without notice. In connection with its management of the corporate affairs of the Trust, PI bears the following expenses:



    (a) the salaries and expenses of all personnel of the Trust and the Manager, except the fees and expenses of Independent Trustees;


    (b) all expenses incurred by the Manager or by the Trust in connection with managing the ordinary course of the Trust's business, other than those assumed by the Trust, as described below; and

    (c) the costs, expenses and fees payable to the Subadviser, pursuant to a Subadvisory Agreement between PI and the Subadviser (the Subadvisory Agreement).


    Under the terms of the Management Agreement, the Trust is responsible for the payment of the following expenses including: (a) the fee payable to the Manager; (b) the fees and expenses of Independent Trustees; (c) the fees and certain expenses of the custodian and transfer and dividend disbursing agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Trust and of pricing the Trust's shares; (d) the charges and expenses of the Trust's legal counsel and independent accountants; (e) brokerage commissions and any issue or transfer taxes chargeable to the Trust in connection with its securities transactions;
(f) all taxes and corporate fees payable by the Trust to governmental agencies;
(g) the fees of any trade association of which the Trust may be a member;
(h) the cost of share certificates representing shares of the Trust; (i) the cost of fidelity, directors and officers and errors and omissions insurance;
(j) the fees and expenses involved in registering and maintaining registration of the Trust and of its shares with the Commission and registering the Trust as a broker or dealer and qualifying its shares under state securities laws, including the preparation and printing of the Trust's registration statements and prospectuses and statements of additional information for filing under federal and state securities laws for such purposes; (k) allocable communications expenses with respect to investor services and all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports to shareholders; (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business; and (m) distribution and service (12b-1) fees.

    The Management Agreement provides that PI will not be liable to the Trust for any error of judgment by PI or for any loss sustained by the Trust except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the Investment Company Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duties. The Management Agreement provides that it will terminate automatically if assigned (as defined in the Investment Company Act), and that it may be terminated without penalty by either PI or the Trust (by the Board of Trustees or vote of a majority of the outstanding voting securities of the Trust, (as defined in the 1940 Act,) of such Series) upon not more than 60 days' nor less than 30 days' written notice. The Management Agreement will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.



    For the fiscal year ended November 30, 2002, the Trust paid management fees to PI of $2,559,597, and $1,992,068 relating to the Money Market Series and U.S. Treasury Money Market Series, respectively. For the fiscal year ended
November 30, 2001, the Trust paid management fees to PI of $2,507,108 and $1,801,613 relating to the Money Market Series and U.S. Treasury Money Market Series, respectively. For the fiscal year ended November 30, 2000, the Trust paid management fees to PI of $2,373,381 and $1,594,581 relating to the Money Market Series and U.S. Treasury Money Market Series, respectively. PI may from time to time waive all or a portion of its management fee and subsidize all or a portion of the operating expenses of the Trust. Fee waivers and subsidies will increase the Trust's total return. These voluntary waivers may be terminated at any time without notice.



    PI has entered into the Subadvisory Agreement with the Subadviser a wholly-owned subsidiary of Prudential. The Subadvisory Agreement provides that the Subadviser will furnish investment advisory services in connection with the management of the Trust. In connection therewith, the Subadviser is obligated to keep certain books and records of the Trust. Under the Subadvisory Agreement, the Subadviser, subject to the supervision of PI, is responsible for managing the assets of each Series in accordance with its investment objectives and policies. The Subadviser determines what securities and other instruments are purchased and sold for the Series and is responsible for obtaining and evaluating financial data relevant to the Series. PI continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises the Subadviser's performance of those services. The Subadviser was reimbursed by PI for the reasonable costs and expenses it incurred in furnishing those services. The Subadviser is paid by PI with respect to the U.S. Treasury Money Market Series, at an annual rate of .200 of 1% of the average daily net assets of such series, and with respect to the Money Market Series, at an annual rate of .200 of 1% up to and including $1 billion, .169 of 1% for the next $500 million and .140 of 1% over $1.5 billion of the average daily net assets of such series.



    The Subadvisory Agreement provides that it will terminate in the event of its assignment (as defined in the 1940 Act) or upon the termination of the Management Agreement. The Subadvisory Agreement may be terminated by the Trust, PI, or the Subadviser upon not less than 30 days' nor more than 60 days' written notice. The Subadvisory Agreement provides that it will continue in effect for a period of more than two years only so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.



    (b) Matters Considered by the Board



    The Management and Subadvisory Agreements were last approved by the Board of Trustees, including all of the Independent Trustees on May 22, 2002 at a meeting called for that purpose. In approving the Management and Subadvisory Agreements, the Board primarily considered, with respect to the Trust, the nature and quality of the services provided under the Agreements and the overall fairness of the Agreements to the Trust. The Board requested and evaluated reports from the Manager and Subadviser that addressed specific factors designed to inform the Board's consideration of these and other issues. In considering the Management and Subadvisory Agreements, the Board did not identify any single factor as all-important or controlling. Instead, the Board took all factors into consideration.



    With respect to the nature and quality of the services provided by the Manager and Subadviser, respectively, the Board considered the performance of each Series of the Trust in comparison to relevant market indices and the performance of a peer group of investment companies pursuing broadly similar strategies, and reviewed reports prepared by an unaffiliated organization applying various statistical and financial measures of fund performance compared to such indices and peer groups of funds, over the past one, three, five and ten years with respect to each Series. The Board also evaluated the division of responsibilities among the Manager and its affiliates, and the capabilities of the personnel providing services. The Board also considered the Manager's and the Subadviser's positive compliance history, as neither the Manager nor the Subadviser has been subject to any significant compliance problems. With respect to the U.S. Treasury Money Market Series, the Board noted, specifically, the Series' positive performance as compared to that of its peer group. With respect to the Money Market Series, although such Series' performance has lagged certain peers in the past, the Board noted the recent turnaround in performance.



    With respect to the overall fairness of the Management and Subadvisory Agreements, the Board considered the fee structure of the Agreements and the profitability of the Manager and the Subadviser and their affiliates from their association with the Trust. The Board reviewed information from an independent data service about the rates of compensation paid to investment advisers, and overall expense ratios, for funds comparable in size, character and investment strategy to each Series. The Board noted that the fee rate paid by the Trust to the Manager was equal to the median compensation paid by comparable funds. The Board also considered the contractual limits on Trust expenses undertaken by the Manager. The Board also evaluated the aggregate amount and structure of fees paid by the Manager to the Subadviser. In concluding that the direct and indirect benefits accruing to the Manager, the Subadviser and their affiliates by virtue of their relationship to the Trust, were reasonable in comparison with the costs of the provision of investment advisory services and the benefits accruing to each Series, the Board reviewed specific data as to the Manager's and the Subadviser's profit or loss on each Series for the recent period. With respect to profitability, the Manager and the Subadviser discussed with the Board the allocation methodologies for intercompany revenues and expenses (not including the costs of distributing shares or providing shareholder services) in order to approximate their respective profits from the Management or Subadvisory fees. The Board understood that neither the Manager nor the Subadviser use these profitability analyses in the management of their businesses other than in connection with the approval or continuation of management and advisory agreements, at least in part because they exclude significant costs and include certain revenues that judicial interpretations have required in the context of Board approval of mutual fund advisory agreements. These matters were also considered at the meeting of the Independent Trustees.



CODE OF ETHICS


    The Board of Trustees of the Trust has adopted a Code of Ethics. In addition, the Manager, Subadviser and Distributor have each adopted a Code of Ethics (the "Codes"). The Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Trust. However, the protective provisions of the Codes prohibit certain investments and limit such personnel from making investments during periods when the Trust is making such investments. The Codes are on public file with, and are available from, the Commission.

(b) PRINCIPAL UNDERWRITER, DISTRIBUTOR AND RULE 12b-1 PLANS


    Prudential Investment Management Services LLC (PIMS or the Distributor), Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102, acts as distributor for the Trust's shares. The Distributor is a subsidiary of Prudential. See "How the Fund is Managed--Distributor" in the Prospectus.



    Pursuant to the 12b-1 Plans (the Plans), the Trustees are provided at least quarterly with written reports of the amounts expended under the Plans and the purposes for which such expenditures were made. The Trustees review such reports on a quarterly basis.



    The Plans provide that they will continue in effect from year to year, provided each such continuance is approved annually by a vote of the Trustees in the manner described above. The Plans may not be amended to increase materially the amount to be spent for the services described therein without approval of the requisite shareholders, and all material amendments of the Plans must also be approved by the Trustees in the manner described above. Each Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Rule 12b-1 Trustees, or by a vote of a majority of the requisite outstanding voting securities (as defined in the Investment Company Act). Each Plan will automatically terminate in the event of its assignment (as defined in the Investment Company Act).



    So long as the Plans are in effect, the selection and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not interested persons. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Plans will benefit the Trust and its shareholders. In the Trustees' quarterly review of the Plans, they consider the continued appropriateness and the level of payments provided therein.



    CLASS A PLAN. Under the Class A Plan for the Series, the Trust may pay the Distributor for its distribution-related activities with respect to Class A shares of each Series at an annual rate of up to .125% of the average daily net assets of each Series' Class A shares. The Class A Plan for the Series provides that (1) up to .125% per annum of the average daily net assets of the

Class A shares of each respective Series may be used to pay for personal service and/or the maintenance of shareholder accounts (service fee) and (2) total distribution fees (including the service fee of .125%) may not exceed .125% per annum of the average daily net assets of the shares of the respective Series.



    During the fiscal year ended November 30, 2002, the Distributor incurred distribution expenses in the aggregate of $765,136 and $615,629 with respect to the Money Market Series and the U.S. Treasury Money Market Series, respectively, all of which was recovered through the distribution fee paid by each Series to the Distributor. It is estimated that of these amounts approximately $357,966 (46.78%) and $489,568 (79.52%) was spent on payment of account servicing fees to financial advisers for the Money Market Series and U.S. Treasury Money Market Series, respectively, and $407,170 (53.22%) and $126,061 (20.48%) on allocation of overhead and other branch office distribution-related expenses for the Money Market Series and U.S. Treasury Money Market Series, respectively. The term "overhead and other branch office distribution-related expenses" represents
(a) the expenses of operating the branch offices of Prudential Securities and Pruco in connection with the sale of shares of the series, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies, (b) the costs of client sales seminars, (c) travel expenses of mutual fund sales coordinators to promote the sale of shares of the series, and
(d) other incidental expenses relating to branch promotion of sales of the series. Reimbursable distribution expenses do not include any direct interest or carrying charges. For the fiscal year ended November 30, 2002, the Distributor received $765,136 and $615,629 with respect to the Money Market Series and the U.S. Treasury Money Market Series, respectively, from the Trust under the
Class A Plan.



    In addition to distribution and service fees paid by the Trust under the Class A Plans, the Manager (or one of its affiliates) may make payments to dealers (including Prudential Securities) and other persons which distribute shares of each Series, including Class Z shares. Such payments may be calculated by reference to the net asset values of shares sold by such persons or otherwise.



    CLASS S PLAN. Under the Class S Plan of Distribution (12b-1 Plan) for the U.S. Treasury Money Market Series, the Trust may pay the Distributor for its distribution-related activities with respect to Class S shares at an annual rate of .175 of 1% of the average daily net assets of the Class S shares of the Series. Class S shares of the series are new, therefore, no expense data is available.



    CLASS S--U.S. TREASURY MONEY MARKET SERIES SERVICE AGREEMENT. Pursuant to a separate Service Agreement with the Trust (the Service Agreement), Prudential Securities Incorporated (Prudential Securities) or Pruco Securities Corporation (Pruco), each an affiliate of the Trust, PI and PIMS, will perform certain customer account maintenance and related administrative shareholder services with respect to the Class S shares of the U.S. Treasury Money Market Series purchased and/or redeemed by customers participating in its COMMAND Account Program who are eligible to have their available account assets swept into shares of the U.S. Treasury Money Market Series. For its services, Prudential Securities or Pruco, as applicable, receives, pursuant to the relevant Service Agreement, a fee at an annual rate of 0.25% of the average daily net assets of the Trust applicable to Class S shares of the Trust.


FEE WAIVERS/SUBSIDIES

    PI may from time to time waive all or a portion of its management fee and subsidize all or a portion of the operating expenses of the Trust. Fee waivers and subsidies will increase a series' total return.


NASD MAXIMUM SALES CHARGE RULE



    Pursuant to rules of the National Association of Securities Dealers (NASD) Conduct Rules, the Distributor is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of each class of shares. Interest charges on unreimbursed distribution expenses equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Sales from the reinvestment of dividends and distributions are not included in the calculation of the 6.25% limitation. The annual asset-based sales charge on shares of a Series may not exceed .75 of 1% per class. The 6.25% limitation applies to each class of a Series of the Trust rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of total gross sales of any class, all sales charges on shares of that class would be suspended.

(c) OTHER SERVICE PROVIDERS


    State Street Bank and Trust Company, One Heritage Drive, North Quincy, MA 02171, serves as custodian for the Trust's portfolio securities and cash and, in that capacity, maintains certain financial and accounting books and records pursuant to an agreement with the Trust. Subcustodians provide custodial services for the Trust's foreign assets held outside the United States.



    Prudential Mutual Fund Services LLC (PMFS), 194 Wood Avenue South, Iselin, NJ 08830, serves as the transfer and dividend disbursing agent of the Trust. It is a wholly-owned subsidiary of PIFM Holdco Inc., the parent of PI, the Manager. PMFS provides customary transfer agency services to the Trust, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, the payment of dividends and distributions and related functions. For these services, PMFS receives an annual maintenance fee of $10.00 per shareholder account, a new account set-up fee $2.00 for each manually established shareholder account and a monthly inactive zero balance account fee of $.20 per shareholder account. PMFS is also reimbursed for its out-of-pocket expenses, including but not limited to postage, stationery, printing, allocable communication expenses and other costs.



    For the fiscal year ended November 30, 2002, the Trust incurred approximately the following expenses for the services of PMFS on behalf of the Money Market Series and U.S. Treasury Money Market Series, $956,200 and $177,400, respectively.


    PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as the Trust's independent accountants and in that capacity audits the Trust's annual financial statements.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

    The Manager is responsible for decisions to buy and sell securities for the Money Market Series and U.S. Treasury Money Market Series, arranging the execution of portfolio security transactions on each Series' behalf, the selection of brokers and dealers to effect the transactions and negotiation of brokerage commissions, if any. For purposes of this section, the term Manager includes the Subadviser. Purchases of portfolio securities are made from dealers, underwriters and issuers; sales, if any, prior to maturity, are made to dealers and issuers. Each Series does not normally incur any brokerage commission expense on such transactions. The instruments purchased by the Series are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Prudential Securities and its affiliates or one of the Subadviser's affiliates (an affiliated broker).

    In placing orders for portfolio securities for each Series of the Trust, the Manager's overriding objective is to obtain the best possible combination of price and efficient execution. The Manager seeks to effect each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable under the circumstances. (While the Manager generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.) Within the framework of this policy, the Manager will consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Trust, the Manager or the Manager's other clients. These research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. These services are used by the Manager in connection with all of its investment activities, and some of these services obtained in connection with the execution of transactions for the Trust may be used in managing other investment accounts. Conversely, brokers or dealers furnishing these services may be selected for the execution of transactions of these other accounts, whose aggregate assets are far larger than those of the Trust, and the services furnished by such brokers or dealers may be used by the Manager in providing investment management for the Trust.


    The Trust paid no brokerage commissions for the fiscal years ended November 30, 2000, 2001 and 2002.



    The Trust is required to disclose its holdings of securities of its regular brokers and dealers (as defined under Rule 10b-1 of the Investment Company Act) and their parents at November 30, 2002. As of November 30, 2002, no series held any securities of its regular brokers and dealers.

               CAPITAL SHARES, OTHER SECURITIES AND ORGANIZATION


    THE TRUST, ORGANIZED IN 1981 AS AN UNINCORPORATED BUSINESS TRUST UNDER THE LAWS OF MASSACHUSETTS, IS A TRUST FUND OF THE TYPE COMMONLY KNOWN AS A MASSACHUSETTS BUSINESS TRUST. The Trust's activities are supervised by its Trustees. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares in separated series and classes within such securities. The Money Market Series is authorized to issue an unlimited number of shares, currently divided into two classes, designated Class A and Class Z. Shares of the U.S. Treasury Money Market Series are currently divided into three classes designated Class A, Class S and Class Z shares.


    The shareholders of the Money Market Series and the U.S. Treasury Money Market Series are each entitled to a full vote for each full share of beneficial interest (par value $.01 per share) held (and fractional votes for fractional shares). Shares of each Series are entitled to vote as a class only to the extent required by the provisions of the Investment Company Act or as otherwise permitted by the Trustees in their sole discretion. Under the Investment Company Act, shareholders of each Series have to approve the adoption of any investment advisory agreement relating to such series and of any changes in investment policies related thereto.


    Each class of shares in each series represents an interest in the same assets of the respective series and is identical in all respects except that
(1) each class is subject to different expenses which may affect performance,
(2) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any manner submitted to shareholders in which the interests of one class differ from the interests of the other class, (3) each class has a different exchange privilege and (4) Class Z shares are offered exclusively for sale to a limited group of investors. Since Class A shares and Class S shares (with respect to U.S. Treasury Money Market Series) are subject to distribution and/or service expenses, the liquidation proceeds to shareholders of these classes are likely to be lower than to Class Z shareholders whose shares are not subject to any distribution and/or service expenses. With respect to U.S. Treasury Money Market Series, since Class S shares have the highest distribution fee and also have a service fee, liquidation proceeds to shareholders of this class are likely to be lower than Class A and Class Z shareholders. In accordance with the Trust's Declaration of Trust, the Trustees may authorize the creation of additional classes, with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine.


    It is the intention of the Trust not to hold annual meetings of shareholders. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Shareholders have certain rights, including the right to call a meeting upon a vote of 10% of the Trust's outstanding shares for the purpose of voting on the removal of one or more Trustees.

                PURCHASE, REDEMPTION AND PRICING OF TRUST SHARES


    Shares of the Trust may be purchased at a price equal to the next determined net asset value (NAV) per share. Class Z shares of the Trust are offered to a limited group of investors at NAV. The information below relates to Direct Purchasers of shares of U.S. Treasury Money Market Series. For a description of the procedures for the purchase and redemption of shares of U.S. Treasury Money Market Series with respect to Securities Account Participants, see the section "How to Buy, Sell and Exchange Shares of the Series--How to Buy Shares--Securities Account Participants" in the Prospectus of such series.



    PURCHASES BY WIRE. For an initial purchase of shares of the Trust by wire, you must complete an application and telephone PMFS at (800) 225-1852 (toll-free) to receive an account number. The following information will be requested: your name, address, tax identification number, fund, series and class election, dividend distribution election, amount being wired and wiring bank. Instructions should then be given by you to your bank to transfer funds by wire to State Street Bank and Trust Company (State Street), Boston, Massachusetts, Custody and Shareholder Services Division, Attention: Prudential Government Securities Trust, specifying on the wire the account number assigned by PMFS and your name and identifying the series and the class in which you are investing (Class A or Class Z shares).



    If you arrange for receipt by State Street of federal funds prior to the calculation of NAV (once each business day at the close of regular trading on the New York Stock Exchange (NYSE), usually 4:00 p.m. New York time), on a business day, you may purchase shares of the Trust as of that day. In the event that regular trading on the NYSE closes before 4:00 p.m., New York time, you will receive the following day's NAV if your order to purchase is received after the close of regular trading on the NYSE.

    In making a subsequent purchase by wire, you should wire State Street directly and should be sure that the wire specifies Prudential Government Securities Trust--(specify the Series), Class A or Class Z shares and your name and individual account number. It is not necessary to call PMFS to make subsequent purchase orders using federal funds.


    In order to exchange shares by telephone, you must authorize telephone exchanges on your initial application form or by written notice to the Transfer Agent and hold shares in non-certificate form. Thereafter, you may call the Trust at (800) 225-1852 to execute a telephone exchange of shares on weekdays, except holidays, between the hours of 8:00 a.m. and 8:00 p.m., New York time. For your protection and to prevent fraudulent exchanges, your telephone call will be recorded and you will be asked to provide your personal identification number. A written confirmation of the exchange transaction will be sent to you. Neither the Trust nor its agents will be liable for any loss, liability or cost which results from acting upon instructions reasonably believed to be genuine under the foregoing procedures. All exchanges will be made on the basis of the relative NAV of the two funds next determined after the request is received in good order.

    If you hold shares through Prudential Securities, you must exchange your shares by contacting your Prudential Securities financial adviser.

    If you hold certificates, the certificates must be returned in order for the shares to be exchanged.

    You may also exchange shares by mail by writing to Prudential Mutual Fund Services LLC, Attention: Exchange Processing, P.O. Box 8157, Philadelphia, PA 19101.

ISSUANCE OF TRUST SHARES FOR SECURITIES

    Transactions involving the issuance of Trust shares for securities (rather than cash) will be limited to (i) reorganizations, (ii) statutory mergers, or
(iii) other acquisitions of portfolio securities that: (a) meet the investment objectives and policies of the Trust, (b) are liquid and not subject to restrictions on resale, (c) have a value that is readily ascertainable via a listing on or trading in a recognized United States or international exchange or market, and (d) are approved by the Trust's investment adviser.

CLASS Z SHARES

    BENEFIT PLANS. Certain group retirement plans may purchase Class Z shares if they meet the required minimum for amount of assets, average account balance or number of eligible employees. For more information about these requirements, call Prudential at (800) 353-2847.

    MUTUAL FUND PROGRAMS. Class Z shares also can be purchased by participants in any fee-based program or trust program sponsored by Prudential or an affiliate that includes mutual funds as investment options and the Trust as an available option. Class Z shares also can be purchased by investors in certain programs sponsored by broker-dealers, investment advisors and financial planners who have agreements with Prudential Investments Advisory Group relating to:

    -mutual fund "wrap" or asset allocation programs, where the sponsor places
     Series trades, links its clients' accounts to a master account in the sponsor's name and charges its clients a management, consulting or other fee for its services

    -mutual fund "supermarket" programs where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.


    Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients Class A and Class Z shares in the Series in connection with different pricing options for their programs. Investors should consider carefully any seperate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.


    OTHER TYPES OF INVESTORS. Class Z shares also are available for purchase by the following categories of investors:

    -certain participants in the MEDLEY Program (group variable annuity contracts) sponsored by Prudential for whom Class Z shares of the Prudential mutual funds are an available investment option

    -current and former Directors/Trustees of the Prudential mutual funds
     (including the Series)

    -Prudential, with an investment of $10 million or more.


    -Class Z shares may also be purchased by qualified state tuition programs
     (529 plans).

    PRUARRAY ASSOCIATION BENEFIT PLANS. Class Z shares are also offered to Benefit Plans or non-qualified plans sponsored by employers which are members of a common trade, professional or membership association (Association) that participate in a PruArray Plan, provided that the Association enters into a written agreement with Prudential. Such Benefit Plans or non-qualified plans may purchase Class Z shares without regard to the assets or number of participants in the individual employer's qualified plans or non-qualified plans so long as the employers in the Association have retirement plan assets in the aggregate of at least $250 million for which Prudential Retirement Services provides participant-level recordkeeping services.



PAYMENTS TO THIRD PARTIES



    The Distributor or one of its affiliates may make ongoing payments, from its own resources, to brokers, financial advisers and other persons for providing recordkeeping or otherwise facilitating the maintenance of shareholder accounts.



SALE OF SHARES



    You can redeem shares at any time for cash in the form of a check at the NAV next determined after the redemption request is received in proper form (in accordance with procedures established by the transfer agent in connection with investors' accounts) by the transfer agent, the Distributor or your broker. If you are redeeming your shares through a broker, your broker must receive your sell order before the Trust computes its NAV for that day (at the close of regular trading on the NYSE, usually 4:00 p.m. New York time) in order to receive that day's NAV. In the event that regular trading on the NYSE closes before 4:00 p.m., New York time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. Your broker will be responsible for furnishing all necessary documentation to the Distributor and may charge you for its services in connection with redeeming shares of the Trust.


    If you hold shares of the Trust through Prudential Securities, you must redeem your shares through Prudential Securities. Please contact your Prudential Securities Financial Adviser.


    In order to redeem shares, a written request for redemption signed by you exactly as the account is registered is required. If you hold certificates, the certificates must be received by the transfer agent, the Distributor or your broker in order for the redemption request to be processed. If redemption is requested by a corporation, partnership, trust or fiduciary, written evidence of authority acceptable to the transfer agent must be submitted before such request will be accepted. All correspondence and documents concerning redemptions should be sent to the Trust in care of its transfer agent, Prudential Mutual Fund Services LLC, Attention: Redemption Services, P.O. Box 8149, Philadelphia, PA 19101, to the Distributor or to your broker.



    SIGNATURE GUARANTEE. If the proceeds of the redemption (1) exceed $100,000,
(2) are to be paid to a person other than the record owner, (3) are to be sent to an address other than the address on the transfer agent's records, or
(4) are to be paid to a corporation, partnership, trust or fiduciary, and your shares are held directly with the transfer agent, the signature(s) on the redemption request or stock power must be signature guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker-dealer, savings association or credit union. The transfer agent reserves the right to request additional information from, and make reasonable inquiries of, any eligible guarantor institution. In the case of redemptions from a PruArray Plan, if the proceeds of the redemption are invested in another investment option of the plan in the name of the record holder and at the same address as reflected in the transfer agent's records, a signature guarantee is not required.



    Payment for shares presented for redemption will be made by check within seven days after receipt by the transfer agent, the Distributor or your broker of the written request and certificates, if issued, except as indicated below. If you hold shares through a broker, payment for shares presented for redemption will be credited to your account at your broker, unless you indicate otherwise. Such payment may be postponed or the right of redemption suspended at times
(1) when the NYSE is closed for other than customary weekends and holidays,
(2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of its net assets, or (4) during any other period when the Securities and Exchange Commission (the Commission), by order, so permits; provided that applicable rules and regulations of the Commission shall govern as to whether the conditions prescribed in (2), (3), or (4) exist.



    Payment for redemption of recently purchased shares will be delayed until the Trust or its transfer agent has been advised that the purchase check has been honored, which may take up to 10 calendar days from the time of receipt of the purchase check by the transfer agent. Such delay may be avoided by purchasing shares by wire or by certified or cashier's check.

    EXPEDITED REDEMPTION PRIVILEGE. By electing the Expedited Redemption Privilege, you may arrange to have redemption proceeds sent to your bank account. The Expedited Redemption Privilege may be used to redeem shares in an amount of $200 or more, except if an account for which an expedited redemption is requested has a net asset value of less than $200, the entire account will be redeemed. Redemption proceeds in the amount of $1,000 or more will be remitted by wire to your bank account at a domestic commercial bank which is a member of the Federal Reserve system. Redemption proceeds of less than $1,000 will be mailed by check to your designated bank account. Expedited redemption requests may be made by telephone or letter, must be received by your Series prior to 4:00 p.m. New York time, to receive a redemption amount based on that day's NAV and are subject to the terms and conditions as set forth in each Series' respective Prospectus regarding redemption of shares. In the event that regular trading on the NYSE closes before 4:00 p.m., you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. For more information, see "How to Buy, Sell and Exchange Shares of the Series--Telephone Redemptions or Exchanges" in each Series' respective Prospectus. The Expedited Redemption Privilege may be modified or terminated at any time without notice. To receive further information, shareholders should contact PMFS at (800) 225-1852.



    REDEMPTION IN KIND. If the Board determines that it would be detrimental to the best interests of the remaining shareholders of the Trust to make payment wholly or partly in cash, the Trust may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of the Trust, in lieu of cash, in conformity with applicable rules of the Commission. Securities will be readily marketable and will be valued in the same manner as in a regular redemption. If your shares are redeemed in kind, you would incur transaction costs in converting the assets into cash. The Trust, however, has elected to be governed by Rule 18f-1 under the 1940 Act, under which the Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the relevant Series during any 90-day period for any one shareholder.



    INVOLUNTARY REDEMPTION. In order to reduce expenses of the Trust, the Board may redeem all of the shares of any shareholder, other than a shareholder which is an IRA or other tax-deferred retirement plan, whose account has an account value of less than $500 due to a redemption. The Trust will give such shareholders 60 days' prior written notice in which to purchase sufficient additional shares to avoid such redemption.


                         SHAREHOLDER INVESTMENT ACCOUNT


    Upon the initial purchase of Trust shares, a Shareholder Investment Account is established for each investor under which a record of the shares held is maintained by the transfer agent. Whenever a transaction takes place in the Shareholder Investment Account, the shareholder will be mailed a confirmation showing the transaction and the status of such account. Certificates are issued only for full shares and may be redeposited in the account at any time. There is no charge to the investor for issuance of a certificate. The Trust makes available to its shareholders the following privileges and plans. The privileges and/or plans described under the sections entitled "Procedure for Multiple Accounts," "Exchange Privilege," "Automatic Investment Plan (AIP)" and "Systematic Withdrawal Plan", are not offered as service options for Class S shares.


PROCEDURE FOR MULTIPLE ACCOUNTS


    Special procedures have been designed for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing an Application Form with Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent), Attention: Customer Service, P.O. Box 15005, New Brunswick, NJ 08906, signed by persons authorized to act for the institution. Individual sub-accounts may be opened at the time the master account is opened by listing them, or they may be added at a later date by written advice or by filing forms supplied by the Trust. Procedures are available to identify sub-accounts by name and number within the master account name. The investment minimums set forth above are applicable to the aggregate amounts invested by a group and not to the amount credited to each sub-account.


    PMFS provides each institution with a written confirmation for each transaction in sub-accounts. Further, PMFS provides, to each institution on a monthly basis, a statement which sets forth for each master account its share balance and income earned for the month. In addition, each institution receives a statement for each individual account setting forth transactions in the sub-account for the year-to-date, the total number of shares owned as of the dividend payment date and the dividends paid for the current month, as well as for the year-to-date.


    Further information on the sub-accounting system and procedures is available from the transfer agent, Prudential Securities or Prusec.

AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR DISTRIBUTIONS


    For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the applicable Series at net asset value. An investor may direct the transfer agent in writing not less than 5 full business days prior to the payable date to have subsequent dividends and/or distributions sent in cash rather than invested. In the case of recently purchased shares for which registration instructions have not been received by the record date, cash payment will be made directly to the broker. Any shareholder who receives a cash payment representing a dividend or distribution may reinvest such dividend or distribution at net asset value by returning the check to the transfer agent within 30 days after the payment date. Such reinvestment will be made at the NAV per share next determined after receipt of the check by the transfer agent.


EXCHANGE PRIVILEGE


    The Trust makes available to its shareholders the privilege of exchanging their shares for shares of the other Series and certain other Prudential mutual funds, including one or more specified money market funds, subject in each case to the minimum investment requirements of such funds. Class A or Class Z shares of such other Prudential mutual funds may also be exchanged for Class A or Class Z shares of the Money Market Series and U.S. Treasury Money Market Series. An exchange is treated as a redemption and purchase for Federal income tax purposes. All exchanges are made on the basis of relative NAV next determined after receipt of an order in proper form. Shares may be exchanged for shares of another fund only if shares of such fund may legally be sold under applicable state laws.


    It is contemplated that the Exchange Privilege may be applicable to new mutual funds whose shares may be distributed by the Distributor.


    In order to exchange shares by telephone, you must authorize telephone exchanges on your initial application form or by written notice to the transfer agent and hold shares in non-certificate form. Thereafter, you may call the Trust at (800) 225-1852 to execute a telephone exchange of shares on weekdays, except holidays, between the hours of 8:00 a.m. and 6:00 p.m. New York time. For your protection and to prevent fraudulent exchanges, your telephone call will be recorded and you will be asked to provide your personal identification number. A written confirmation of the exchange transaction will be sent to you. Neither the Trust nor its agents will be liable for any loss, liability or cost which results from acting upon instructions reasonably believed to be genuine under the foregoing procedures. All exchanges will be made on the basis of the relative NAV of the funds next determined after the request is received in good order.



    If you hold shares through Prudential Securities, you must exchange your shares by contacting your Prudential Securities financial adviser.



    Additional details about the Exchange Privilege and prospectuses for each of the Prudential mutual funds are available from the Trust's transfer agent, the Distributor or your broker. The Exchange Privilege may be modified, terminated or suspended on 60 days' notice, and any fund, including the Trust, or the Distributor, has the right to reject any exchange application relating to such fund's shares.



    You may also exchange shares by mail by writing to Prudential Mutual Fund Services LLC, Attention: Exchange Processing, P.O. Box 8157, Philadelphia, PA 19101.


    In periods of severe market or economic conditions the telephone exchange of shares may be difficult to implement and you should make exchanges by mail by writing to Prudential Mutual Fund Services LLC at the address noted above.

    CLASS A. Shareholders of the Trust may exchange their Class A shares for Class A shares of the Prudential mutual funds and shares of the money market funds specified below. No fee or sales load will be imposed upon the exchange; however, you may be subject to any sales charge that may be imposed by such other Prudential mutual fund into which you exchange. The following money market funds participate in the Class A Exchange Privilege:

       Prudential California Municipal Fund
           (California Money Market Series)
       Prudential Government Securities Trust
           (Money Market Series)
           (U.S. Treasury Money Market Series)
       Prudential Municipal Series Fund
           (New York Money Market Series)
           (New Jersey Money Market Series)
       Prudential MoneyMart Assets Inc.
       Prudential Tax-Free Money Fund, Inc.

    Shareholders of the Trust may not exchange their shares for Class B or Class C shares of the Prudential mutual funds or shares of Prudential Special Money Market Fund, Inc., a money market fund, except that shares acquired prior to January 22, 1990 subject to a contingent deferred sales charge can be exchanged for Class B shares.

    CLASS Z. Class Z shares may be exchanged for Class Z shares of other Prudential mutual funds.

AUTOMATIC INVESTMENT PLAN (AIP)


    Under AIP, an investor may arrange to have a fixed amount automatically invested in either Series by authorizing his or her bank account or brokerage account (including a Prudential Securities COMMAND Account) to be debited for a specified dollar amount for subsequent investment into a Series. The investor's bank must be a member of the Automated Clearing House System.



    Further information about this program and an application form can be obtained from the transfer agent, the Distributor or your broker.


SYSTEMATIC WITHDRAWAL PLAN


    A systematic withdrawal plan is available for shareholders through the Distributor, the transfer agent or your broker. The withdrawal plan provides for monthly, quarterly, semi-annual or annual redemption checks in any amount, except as provided below, up to the value of the shares in the shareholder's account.



    In the case of shares held through the transfer agent, all dividends and/or distributions must be automatically reinvested in additional full and fractional shares of the Trust in order for the shareholder to participate in the plan. See "Shareholder Investment Account--Automatic Reinvestment of Dividends and/or Distributions" above.



    The Distributor, the transfer agent, or your broker acts as an agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the systematic withdrawal payment. The Systematic Withdrawal Plan may be terminated at any time, and the Distributor reserves the right to initiate a fee of up to $5 per withdrawal, upon 30 days' written notice to the shareholder.



    Systematic withdrawals should not generally be considered as dividends, yield or income. If systematic withdrawals continuously exceed reinvested dividends and distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must generally be recognized for Federal income tax purposes. Each shareholder should consult his or her own tax adviser with regard to the tax consequences of the plan, particularly if used in connection with a retirement plan.



TAX-DEFERRED RETIREMENT PLANS



    Various tax-deferred retirement plans, including 401(k) plans, self-directed Individual Retirement Accounts and "tax-deferred accounts" under
Section 403(b)(7) of the Internal Revenue Code, are available through the Distributor. These plans are for use by both self-employed individuals and corporate employers. These plans permit either self-direction of accounts by participants or a pooled account arrangement. Information regarding the establishment, administration and custodial fees as well as other plan details are available from the Distributor or the transfer agent.


    Investors who are considering the adoption of such a plan should consult with their own legal counsel or tax adviser with respect to the establishment and maintenance of any such plan.

INDIVIDUAL RETIREMENT ACCOUNTS


    An Individual Retirement Account (IRA) permits the deferral of federal income tax on income earned in the account until the earnings are withdrawn. The following chart represents a comparison of the earnings in a personal savings account with those in an IRA, assuming a $2,000 annual contribution, an 8% rate of return and a 38.6% federal income tax bracket and shows how much more retirement income can accumulate within an IRA as opposed to a taxable individual savings account.


                          TAX-DEFERRED COMPOUNDING(1)


CONTRIBUTIONS  PERSONAL
 MADE OVER:    SAVINGS      IRA
-------------  --------     ---
10 years       $ 26,283   $ 31,291
15 years         44,978     58,649
20 years         68,739     98,846
25 years         98,936    157,909
30 years        137,316    244,692


------------

(1) The chart is for illustrative purposes only and does not represent the performance of the Trust or any specific investment. It shows taxable versus tax-deferred compounding for the periods and on the terms indicated. Earnings in a traditional IRA account will be subject to tax when withdrawn from the account. Distributions from a Roth IRA which meet the conditions required under the Internal Revenue Code will not be subject to tax upon withdrawal from the account.

MUTUAL FUND PROGRAMS

    From time to time, a Series of the Trust may be included in a mutual fund program with other Prudential mutual funds. Under such a program, a group of portfolios will be selected and thereafter promoted collectively. Typically, these programs are created with an investment theme, such as pursuit of greater diversification, protection from interest rate movements or access to different management styles. In the event such a program is instituted, there may be a minimum investment requirement for the program as a whole. A Series may waive or reduce the minimum initial investment requirements in connection with such a program.

    The mutual funds in the program may be purchased individually or as a part of the program. Since the allocation of portfolios included in the program may not be appropriate for all investors, investors should consult their financial adviser concerning the appropriate blend of portfolios for them. If investors elect to purchase the individual mutual funds that constitute the program in an investment ratio different from that offered by the program, the standard minimum investment requirements for the individual mutual funds will apply.

                                NET ASSET VALUE


    AMORTIZED COST VALUATION. The Money Market Series and the U.S. Treasury Money Market Series use the amortized cost method to determine the value of their portfolio securities in accordance with regulations of the Commission. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity. The method does not take into account unrealized capital gains and losses which may result from the effect of fluctuating interest rates on the market value of the security.


    With respect to each Series, the Trustees have determined to maintain a dollar-weighted average maturity of 90 days or less, to purchase instruments having remaining maturities of thirteen months or less and to invest only in securities determined by the investment adviser under the supervision of the Trustees to present minimal credit risks and to be of eligible quality in accordance with the provisions of Rule 2a-7 of the Investment Company Act. The Trustees have adopted procedures designed to stabilize, to the extent reasonably possible, both Series' price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures will include review of the Series' portfolio holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the Series' net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Trustees. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to prospective investors or existing shareholders, the Trustees will take such corrective action as they consider necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, the withholding of dividends, redemptions of shares in kind, or the use of available market quotations to establish a net asset value per share.

TIME NET ASSET VALUE IS CALCULATED


    A Series will compute its NAV once each business day at the close of regular trading on the NYSE, usually 4:00 p.m. New York time. A Series may not determine its NAV on days on which no orders to purchase, sell or exchange Series shares have been received or days on which changes in the value of a Series' securities do not materially affect its NAV. The NYSE is closed on the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                       TAXES, DIVIDENDS AND DISTRIBUTIONS

    Each Series of the Trust is treated as a separate entity for federal income tax purposes and each is qualified as, intends to remain qualified as, and has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") for each taxable year.


    Qualification of each Series as a regulated investment company under the Internal Revenue Code requires each Series to, among other things, (a) derive at least 90% of its gross income (including tax-exempt interest income but without offset for losses from the sale or other disposition of stock, securities or foreign currencies) from dividends, interest (including tax-exempt interest), payments with respect to certain securities loans, gains from the sale or other disposition of securities or foreign currencies and gains from certain financial futures, options and forward contracts; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of its assets is represented by cash, and cash items, U.S. Government securities or the securities of other regulated investment companies and other stock or securities limited in respect of any one issuer to an amount not greater than 5% of the value of its assets and not more than 10% of the outstanding voting securities of such issuer; (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies), and
(c) distribute to its shareholders at least 90% of its net investment income, including net short-term capital gains (I.E., the excess of net short-term capital gains over net long-term capital losses), and 90% of its net tax-exempt interest income in each taxable year. The performance and tax qualification of one Series will have no effect on the federal income tax liability of shareholders of the other Series.


    Qualification of each Series as a regulated investment company under the Internal Revenue Code will be determined at the level of each Series and not at the level of the Trust. Accordingly, the determination of whether any particular Series qualifies as a regulated investment company will be based on the activities of that Series, including the purchases and sales of securities and the income received and expenses incurred by that Series. Net capital gains of a Series which are available for distribution to shareholders will be computed by taking into account any capital loss carryforward of that Series.


    Each Series is required to distribute 98% of its ordinary income in the calendar year in which it is earned. Each Series is also required to distribute during the calendar year 98% of the capital gain net income it earned, if any, during the one-year period ending on October 31 of such calendar year, as well as all undistributed ordinary income and undistributed capital gain net income from the one-year period ending on October 31 of the preceeding calendar year. To the extent a Series does not meet these distribution requirements, it will be subject to a nondeductible 4% excise tax on the undistributed amount. For purposes of this excise tax, any amounts on which a Series must pay income tax is treated as distributed. Each Series intends to make timely distributions in order to avoid this excise tax. For this purpose, dividends declared in October, November or December payable to shareholders of record on a specified date in October, November or December and paid in the following January will be treated as having been paid by a Series and received by shareholders on December 31 of the calendar year in which such dividends were declared. Under this rule, therefore, a shareholder may be taxed in the prior year on dividends or distributions actually received in January of the following year.


    Dividends of net investment income and distributions of net short-term capital gains paid to a shareholder (including a shareholder acting as a nominee or fiduciary) who is a nonresident alien individual or a foreign corporation (the "foreign shareholder") are subject to a 30% U.S. federal withholding tax (or lower treaty rate ) upon the gross amount of the dividends or distributions unless the dividends or distributions are effectively connected with a U.S. trade or business conducted by the foreign shareholder. Capital gain distributions paid to a foreign shareholder are generally not subject to U.S. federal withholding tax. A foreign shareholder will, however, be required to pay U.S. income tax on any dividends and capital gain distributions which are effectively connected with the conduct of a U.S. trade or business of the foreign shareholder.

    Dividends paid by a Series from its ordinary income and distributions of a Series's net realized short-term capital gains are taxable to shareholders as ordinary income, whether or not reinvested. It's expected that none of the income of the Trust will consist of dividends from domestic corporations. Therefore, dividends of net investment income and distributions of net short-term capital gains will not be eligible for the dividends received deduction for corporate shareholders.

    Distribution of net capital gains (that is, the excess of capital gains from the sale of assets held for more than one year over net short-term capital losses, and including such gains from certain transactions in futures, forwards and options), if any, are taxable as capital gains to the shareholders, whether or not reinvested and regardless of the length of time a shareholder has owned his or her shares. The maximum capital gains rate for individuals generally is 20% with respect to assets held for more than one year. The maximum capital gains rate for corporate shareholders currently is the same as the maximum tax rate for ordinary income. The U.S. Treasury Money Market Series and the Money Market Series are not likely to realize long-term capital gains because of the types of securities they purchase. Net capital gains of a Series that are available for distribution to shareholders will be computed by taking into account any capital loss carryforward of such Series.


    Upon the redemption, sale or exchange of shares of a Series, a shareholder may recognize gain or loss. Such gain or loss will be capital gain or loss if the shares were held as a capital asset, and such capital gain or loss will be long-term capital gain or loss if such shares were held for more than one year. However, any loss from the sale of shares held for six months or less generally will be treated as long-term capital loss to the extent of any capital gain distributions on such shares.


    If any net capital gains are retained by a Series for investment, requiring federal income taxes to be paid thereon by the Series, the Series will elect to treat such capital gains as having been distributed to shareholders. As a result, shareholders will be taxed on such amounts as capital gains, will be able to claim their proportionate share of the federal income taxes paid by the Series on such gains as a credit against their own federal income tax liabilities, and will be entitled to increase the adjusted tax basis of their shares in such Series by the differences between their PRO RATA share of such gains and their tax credit.

    Any loss realized on a sale, redemption or exchange of shares of a Series by a shareholder will be disallowed to the extent such shares are replaced by other shares of a Series within a 61-day period beginning 30 days before and ending 30 days after the disposition of shares. In such a case, the basis of the replacement shares will be adjusted to reflect the disallowed loss. Shares purchased pursuant to the reinvestment of a dividend or distribution will constitute a replacement of shares.

    Shareholders electing to receive dividends and distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share of the Series on the reinvestment date.

    The Trust has obtained an opinion of counsel to the effect that the exchange of one class of a Series' shares for another class of its shares does not constitute a taxable event for federal income tax purposes. However, such an opinion is not binding on the Internal Revenue Service.

    A Series may purchase debt securities that contain original issue discount. Original issue discount that accrues in a taxable year is treated as income earned by that Series and therefore is subject to the distribution requirements of the Internal Revenue Code. Debt securities acquired by a Series may be subject to similar treatment by reason of an election made by the Series under the market discount rules. Because the original issue discount and market discount income earned by a Series in a taxable year may not be represented by cash income, a Series may have to dispose of other securities and use the proceeds to make distributions to satisfy the Internal Revenue Code's distribution requirement.


    Regulated futures contracts and certain listed options which are not equity options constitute Section 1256 contracts. Such 1256 contracts will be required to be marked to market for federal income tax purposes at the end of the Series' taxable year; that is, treated as having been sold at their fair market value on the last business day of the Series' taxable year. Sixty percent of any gain or loss recognized on such deemed sales and on actual dispositions of Section 1256 contracts will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.


    In addition, positions which are part of a straddle are subject to special rules including wash sale, short sale and constructive sale provisions of the Internal Revenue Code. The Series generally will be required to defer the recognition of losses on positions it holds as part of a straddle to the extent of any unrecognized gain with respect to one or more offsetting positions held by the Series, and will not be able to deduct the net interest or other charges incurred to purchase or carry straddle positions. Capital gains realized by the Series in connection with a conversion transaction (generally, a transaction substantially all of the Series' return from which is attributable to the time value of the Series' net investment in such transaction) will generally be recharacterized as ordinary income.

    See "Series Distributions and Tax Issues" in the Prospectus of each Series.

                            PERFORMANCE INFORMATION

CALCULATION OF YIELD


    The Series will each prepare a current quotation of yield from time to time. The yield quoted will be the simple annualized yield for an identified seven calendar day period. The yield calculation will be based on a hypothetical account having a balance of exactly one share at the beginning of the seven-day period. The base period return will be the change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the shares but excluding any capital changes. The yield will vary as interest rates and other conditions affecting money market instruments change. Yield also depends on the quality, length of maturity and type of instruments in the Series' portfolios and their operating expenses. The Series may also each prepare an effective annual yield computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized seven-day period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result. The Money Market Series' and U.S. Treasury Money Market Series' annualized seven-day current yield as of November 30, 2002 was 0.82% and 0.97% for Class A and 0.94% and 1.09% for
Class Z, respectively. Class S shares of the U.S. Treasury Money Market Series are new, therefore no yield data is available. The Money Market Series' and U.S. Treasury Money Market Series' effective annual yield as of November 30, 2002 was 1.19% and 1.32% for Class A and 1.32% and 1.45% for Class Z, respectively.


    Effective yield = [(base period return + 1) TO THE POWER OF 365/7] - 1

    The U.S. Treasury Money Market Series may also calculate the tax equivalent yield over a 7-day period. The tax equivalent yield will be determined by first computing the current yield as discussed above. The Series will then determine what portion of the yield is attributable to securities, the income of which is exempt for state and local income tax purposes. This portion of the yield will then be divided by one minus the maximum state tax rate of individual taxpayers and then added to the portion of the yield that is attributable to other securities.

    Comparative performance information may be used from time to time in advertising or marketing the Series' shares, including data from Lipper Analytical Services, Inc., Donoghue's Money Fund Report, The Bank Rate Monitor, other industry publications, business periodicals, rating services and market indexes.

    The Series' yields fluctuate, and annualized yield quotations are not a representation by the Series as to what an investment in the Series will actually yield for any given period. Yield for the Series will vary based on a number of factors including changes in market conditions, the level of interest rates and the level of each series' income and expenses.

    ADVERTISING. Advertising materials for the Trust may include biographical information relating to its portfolio manager(s), and may include or refer to commentary by the Trust's manager(s) concerning investment style, investment discipline, asset growth, current or past business experience, business capabilities, political, economic or financial conditions and other matters of general interest to investors. Advertising materials for the Trust also may include mention of The Prudential Insurance Company of America, its affiliates and subsidiaries, and reference the assets, products and services of those entities.

    From time to time, advertising materials for the Trust may include information concerning retirement and investing for retirement, may refer to the approximate number of Trust (interest holders) and may refer to Lipper rankings or Morningstar ratings, other related analyses supporting those ratings, other industry publications, business periodicals and market indexes. In addition, advertising materials may reference studies or analyses performed by the Manager or its affiliates. Advertising materials for sector funds, funds that focus on market capitalizations, index funds and international/global funds may discuss the potential benefits and risks of that investment style. Advertising materials for fixed income funds may discuss the benefits and risks of investing in the bond market including discussions of credit quality, duration and maturity.


    The Trust also may include comparative performance information in advertising or marketing the Trust's shares. Such performance information may include data from Lipper, Inc., Morningstar Publications, Inc., other industry publications, business periodicals and market indexes. Set forth below is a chart which compares the performance of different types of investments over the long-term and the rate of inflation.(1)




EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE
COMPARISON OF DIFFERENT
TYPES OF INVESTMENTS
OVER THE LONG TERM
(12/31/1926-12/31/2002)

Common Stocks          10.2%
Long-Term Gov't Bonds   5.5%
Inflation               3.1%



(1)Source: Ibbotson Associates. Used with permission. All rights reserved. Common stock returns are based on the Standard & Poor's 500 Composite Stock Price Index, a market-weighted, unmanaged index of 500 common stocks in a variety of industry sectors. It is a commonly used indicator of broad stock price movements. This chart is for illustrative purposes only, and is not intended to represent the performance of any particular investment or fund. Investors cannot invest directly in an index. Past performance is not a guarantee of future results.

                              FINANCIAL STATEMENTS


    Each series' financial statements for the fiscal year ended November 30, 2002, incorporated in this SAI by reference to such series' 2002 annual report to shareholders (File No. 811-3264), have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on authority of said firm as experts in auditing and accounting. You may obtain a copy of each series' annual report at no charge by request to the Trust by calling (800) 225-1852, or by writing to the Trust at Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

                   APPENDIX I--GENERAL INVESTMENT INFORMATION

    The following terms are used in mutual fund investing.

ASSET ALLOCATION

    Asset allocation is a technique for reducing risk and providing balance. Asset allocation among different types of securities within an overall investment portfolio helps to reduce risk and to potentially provide stable returns, while enabling investors to work toward their financial goal(s). Asset allocation is also a strategy to gain exposure to better performing asset classes while maintaining investment in other asset classes.

DIVERSIFICATION

    Diversification is a time-honored technique for reducing risk, providing "balance" to an overall portfolio and potentially achieving more stable returns. Owning a portfolio of securities mitigates the individual risks (and returns) of any one security. Additionally, diversification among types of securities reduces the risks (and general returns) of any one type of security.

DURATION

    Debt securities have varying levels of sensitivity to interest rates. As interest rates fluctuate, the value of a bond (or a bond portfolio) will increase or decrease. Longer term bonds are generally more sensitive to changes in interest rates. When interest rates fall, bond prices generally rise. Conversely, when interest rates rise, bond prices generally fall.

    Duration is an approximation of the price sensitivity of a bond (or a bond portfolio) to interest rate changes. It measures the weighted average maturity of a bond's (or a bond portfolio's) cash flows, I.E., principal and interest rate payments. Duration is expressed as a measure of time in years-the longer the duration of a bond (or a bond portfolio), the greater the impact of interest rate changes on the bond's (or the bond portfolio's) price. Duration differs from effective maturity in that duration takes into account call provisions, coupon rates and other factors. Duration measures interest rate risk only and not other risks, such as credit risk and, in the case of non-U.S. dollar denominated securities, currency risk. Effective maturity measures the final maturity dates of a bond (or a bond portfolio).

MARKET TIMING

    Market timing-buying securities when prices are low and selling them when prices are relatively higher-may not work for many investors because it is impossible to predict with certainty how the price of a security will fluctuate. However, owning a security for a long period of time may help investors off-set short-term price volatility and realize positive returns.

POWER OF COMPOUNDING

    Over time, the compounding of returns can significantly impact investment returns. Compounding is the effect of continuous investment on long-term investment results, by which the proceeds of capital appreciation (and income distributions, if elected) are reinvested to contribute to the overall growth of assets. The long-term investment results of compounding may be greater than that of an equivalent initial investment in which the proceeds of capital appreciation and income distributions are taken in cash.

STANDARD DEVIATION


    Standard deviation is an absolute (non-relative) measure of volatility that, for a mutual fund, depicts how widely the returns varied over a certain period of time. When a fund has a high standard deviation, its range of performance has been very wide, implying greater volatility potential. Standard deviation is only one of several measures of a fund's volatility.

                    APPENDIX II--HISTORICAL PERFORMANCE DATA

    The historical performance data contained in this Appendix relies on data obtained from statistical services, reports and other services believed by the Manager to be reliable. The information has not been independently verified by the Manager.

    The following chart shows the long-term performance of various asset classes and the rate of inflation.

                EACH INVESTMENT PROVIDES A DIFFERENT OPPORTUNITY



EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

VALUE OF $1.00 INVESTED ON
1/1/1926 THROUGH 12/31/2002

      SMALL STOCKS  COMMON STOCKS  LONG-TERM BONDS  TREASURY BILLS  INFLATION
1926
1936
1946
1956
1966
1976
1986
1996
2002     $8,080.31      $1,979.21           $52.76          $17.34     $10.06



Source: Ibbotson Associates. All rights reserved. Used with permission. All rights reserved. This chart is for illustrative purposes only and is not indicative of the past, present, or future performance of any asset class or any Prudential Mutual Fund.

IMPACT OF INFLATION. The "real" rate of investment return is that which exceeds the rate of inflation, the percentage change in the value of consumer goods and the general cost of living. A common goal of long-term investors is to outpace the erosive impact of inflation on investment returns.

Generally, stock returns are attributable to capital appreciation and the reinvesting any gains. Bond returns are due to reinvesting interest. Also, stock prices usually are more volatile than bond prices over the long-term. Small stock returns for 1926-1989 are those of stocks comprising the 5th quintile of the New York Stock Exchange. Thereafter, returns are those of the Dimensional Fund Advisors (DFA) Small Company Fund. Common stock returns are based on the S&P Composite Index, a market-weighted, unmanaged index of 500 stocks (currently) in a variety of industries. It is often used as a broad measure of stock market performance.

Long-term government bond returns are measured using a constant one-bond portfolio with a maturity of roughly 20 years. Treasury bill returns are for a one-month bill. Treasuries are guaranteed by the government as to the timely payment of principal and interest; equities are not. Inflation is measured by the consumer price index (CPI).

    Set forth below is historical performance data relating to various sectors of the fixed-income securities markets. The chart shows the historical total returns of U.S. Treasury bonds, U.S. mortgage securities, U.S. corporate bonds, U.S. high yield corporate bonds and world government bonds on an annual basis from 1991 through 2002. The total returns of the indices include accrued interest, plus the price changes (gains or losses) of the underlying securities during the period mentioned. The data is provided to illustrate the varying historical total returns and investors should not consider this performance data as an indication of the future performance of the Trust or of any sector in which the Trust invests.


    All information relies on data obtained from statistical services, reports and other services believed by the Manager to be reliable. Such information has not been verified. The figures do not reflect the operating expenses and fees of a mutual fund. See "Risk/Return Summary--Fees and Expenses" in each prospectus. The net effect of the deduction of the operating expenses of a mutual fund on these historical total returns, including the compounded effect over time, could be substantial.

           HISTORICAL TOTAL RETURNS OF DIFFERENT BOND MARKET SECTORS

               YEAR                   1991       1992       1993       1994       1995       1996       1997       1998
----------------------------------  --------   --------   --------   --------   --------   --------   --------   --------
U.S. Government Treasury Bonds(1)     15.3%       7.2%      10.7%      (3.4)%     18.4%       2.7%       9.6%      10.0%
U.S. Government Mortgage
  Securities(2)                       15.7%       7.0%       6.8%      (1.6)%     16.8%       5.4%       9.5%       7.0%
U.S. Investment Grade Corporate
  Bonds(3)                            18.5%       8.7%      12.2%      (3.9)%     22.3%       3.3%      10.2%       8.6%
U.S. High Yield Bonds(4)              46.2%      15.8%      17.1%      (1.0)%     19.2%      11.4%      12.8%       1.6%
World Government Bonds(5)             16.2%       4.8%      15.1%       6.0%      19.6%       4.1%      (4.3)%      5.3%
                                     -----      -----      -----      -----      -----      -----      -----      -----
Difference between highest and
  lowest returns percent              30.9%      11.0%      10.3%       9.9%       5.5%       8.7%      17.1%       8.4%

               YEAR                   1999       2000       2001       2002
----------------------------------  --------   --------   --------   --------
U.S. Government Treasury Bonds(1)    (2.56)%    13.52%      7.23%     11.50%
U.S. Government Mortgage
  Securities(2)                       1.86%     11.16%      8.22%      8.75%
U.S. Investment Grade Corporate
  Bonds(3)                           (1.96)%     9.39%     10.40%     10.52%
U.S. High Yield Bonds(4)              2.39%     (5.86)%     5.28%     (1.41)%
World Government Bonds(5)            (5.07)%    (2.63)%    (3.54)%    21.99%
                                     -----      -----      -----      -----
Difference between highest and
  lowest returns percent              7.46%     19.10%     13.94%     23.40%


    (1) LEHMAN BROTHERS TREASURY BOND INDEX is an unmanaged index made up of over 150 public issues of the U.S. Treasury having maturities of at least one year.

    (2) LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX is an unmanaged index that includes over 600 15 and 30-year fixed-rate mortgaged-backed securities of the Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC).

    (3) LEHMAN BROTHERS CORPORATE BOND INDEX includes over 3,000 public fixed-rate, nonconvertible investment-grade bonds. All bonds are U.S. dollar-denominated issues and include debt issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies or international agencies. All bonds in the index have maturities of at least one year. Source: Lipper Inc.

    (4) LEHMAN BROTHERS HIGH YIELD BOND INDEX is an unmanaged index comprising over 750 public, fixed-rate, nonconvertible bonds that are rated Ba1 or lower by Moody's Investors Service (or rated BB+ or lower by Standard & Poor's or Fitch Investors Service). All bonds in the index have maturities of at least one year.

    (5) SALOMON SMITH BARNEY WORLD GOVERNMENT INDEX (NON U.S.) includes 800 bonds issued by various foreign governments or agencies, excluding those in the U.S., but including those in Japan, Germany, France, the U.K., Canada, Italy, Australia, Belgium, Denmark, the Netherlands, Spain, Sweden, and Austria. All bonds in the index have maturities of at least one year.

    This chart illustrates the performance of major world stock markets for the period from December 31, 1986 through December 31, 2002. It does not represent the performance of any Prudential mutual fund.




EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUAL TOTAL RETURNS OF MAJOR WORLD STOCK MARKETS
(12/31/1986 - 12/31/2002 --- IN U.S. DOLLARS)

Denmark         10.58%
Hong Kong       10.44%
USA             10.25%
Netherlands     10.00%
United Kingdom   9.48%
Switzerland      9.46%
Sweden           9.41%
Belgium          8.64%
Spain            8.55%
Europe           8.03%
France           7.56%
Australia        7.07%
Canada           6.86%
Norway           6.49%
Austria          4.00%
Germany          3.94%
Italy            2.39%
Japan           -1.21%




Source: Morgan Stanley Capital International (MSCI and Lipper Inc. as of 12/31/02). Used with permission. Morgan Stanley Country indexes are unmanaged indexes which include those stocks making up the largest two-thirds of each country's total stock market capitalization. Returns reflect the reinvestment of all distributions. This chart is for illustrative purposes only and is not indicative of the past, present or future performance of any specific investment. Investors cannot invest directly in stock indexes.


    This chart shows the growth of a hypothetical $10,000 investment made in the stocks representing the S&P 500 Stock Index with and without reinvested dividends.



EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             CAPITAL APPRECIATION     CAPITAL APPRECIATION
           AND REINVESTING DIVIDENDS          ONLY
     1976
     1980
     1984
     1988
     1992
     1996
     2002                   $211,280               $92,515



Source: Lipper Inc. Used with permission. All rights reserved. This chart is used for illustrative purposes only and is not intended to represent the past, present or future perfomnance of any Prudential Mutual Fund. Common stock total return is based on the Standard & Poor's 500 composite Stock Price Index, a market-value-weighted index made up of 500 of the largest stocks in the U.S. based upon their stock market value. Investors cannot invest directly in indexes.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WORLD STOCK MARKET CAPITALIZATION BY REGION
WORLD TOTAL: 12.7 TRILLION

              U.S.  56.2%
            Europe  29.7%
     Pacific Basin  11.8%
            Canada   2.3%




Source: Morgan Stanley Capital International, December 31, 2002. Used with permission. This chart represents the capitalization of major world stock markets as measured by the Morgan Stanley Capital International (MSCI) World Index. The total market capitalization is based on the value of approximately 1,600 1,577 companies in 22 countries (representing approximately 60% of the aggregate market value of the stock exchanges). This chart is for illustrative purposes only and does not represent the allocation of any Prudential mutual fund.


    The chart below shows the historical volatility of general interest rates as measured by the long U.S. Treasury Bond.



EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

LONG-TERM U.S. TREASURY BOND YIELD IN PERCENTAGES (1926 - 2002)

     1926
     1936
     1946
     1956
     1966
     1976
     1986
     1996
     2002



Source: Ibbotson Associates. Used with permission. All rights reserved. The chart illustrates the historical yield of the long-term U.S. Treasury Bond from 1926-2002. Yields represent that of an annually renewed one-bond portfolio with a remaining maturity of approximately 20 years. This chart is for illustrative purposes and should not be constnued to represent the yields of any Prudential mutual fund.

           APPENDIX III--INFORMATION RELATING TO PORTFOLIO SECURITIES

    The following chart shows where each series of the Trust fits in the Prudential Fund Family in terms of the duration of its portfolio securities.


                                                         DURATION
                ------------------------------------------------------------------------------------------
CREDIT QUALITY              SHORT                      INTERMEDIATE                       LONG
--------------  -----------------------------  -----------------------------  ----------------------------
High                 Money Market Funds              Government Income        Single States CA, FL, NJ, PA
                                                    Global Total Return           National Municipals
                                                                                      Muni Insured
Med               Short-Term Corporate Bond          Total Return Bond         Muni High Income CA Income
Low                                                     High Yield


    Each Series may provide (i) lower yield and total return than other Prudential bond funds, but with higher overall quality. Currently, each Series is maintaining a short-term duration.

                                     III-1

                                     PART C
                               OTHER INFORMATION



ITEM 23. EXHIBITS.



        (a) (1) Declaration of Trust as amended and restated on September 6, 1988 of the Registrant. Incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 27 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 1998 (File No. 2-74139).



          (2) Amendment to Declaration of Trust, dated March 1, 1991. Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 27 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 1998 (File No. 2-74139).



          (3) Amended Certificate of Designation dated July 27, 1995. Incorporated by reference to Exhibit No. 1(c) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on January 25, 1996 (File No. 2-74139).



          (4) Amended Certificate of Designation dated January 22, 1996. Incorporated by reference to Exhibit No. 1(d) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on January 25, 1996 (File No. 2-74139).



          (5) Amended Certificate of Designation dated February 21, 1997. Incorporated by reference to Exhibit No. 1(e) to Post-Effective Amendment No. 26 to the Registration Statement filed on Form N-1A via EDGAR on February 4, 1997 (File No. 2-74139).



          (6) Amended and Restated Certificate of Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value. Incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 33 to the Registration Statement filed on Form N-1A via EDGAR on October 23, 2002 (File No. 2-74139).



        (b) Amended and Restated By-Laws of the Registrant. Incorporated by reference to Exhibit (b) to Post Effective Amendment No. 31 to Registration Statement on Form N-1A filed via EDGAR February 2, 2001 (File No. 2-74139).



        (c) (1) Specimen certificate for shares of beneficial interest issued by the Registrant. Incorporated by reference to Exhibit No. (c)(1) to Post-Effective Amendment No. 29 to the Registration Statement filed on Form N-1A via EDGAR on March 29, 1999 (File No. 2-74139).



          (2) Specimen certificate for shares of beneficial interest issued by the Registrant's U.S. Treasury Money Market Series. Incorporated by reference to Exhibit No. (c)(2) to Post-Effective Amendment No. 29 to the Registration Statement filed on Form N-1A via EDGAR on March 29, 1999 (File No. 2-74139).



          (3) Instruments defining rights of holders of the securities being offered. Incorporated by reference to Exhibit 4(c) to Post-Effective Amendment No. 19 to the Registration Statement filed on Form N-1A via EDGAR on January 27, 1994 (File No. 2-74139).



        (d) (1) Management Agreement dated August 9, 1988, as amended on November 19, 1993, between the Registrant and Prudential Mutual Fund Management, Inc. Incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 19 to the Registration Statement filed on Form N-1A via EDGAR on January 27, 1994 (File No. 2-74139).



          (2) Subadvisory Agreement dated August 9, 1988, between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation. Incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 27 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 1998 (File No. 2-74139).



          (3) Amendment to Subadvisory Agreement dated November 18, 1999, between Prudential Investments Fund Management LLC and The Prudential Investment Corporation. Incorporated by reference to Exhibit d(3) to Post-Effective Amendment No. 30 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 2000 (File No. 2-74139).



        (e) (1) Distribution Agreement with Prudential Investment Management Services LLC. Incorporated by reference to Exhibit (e)(i) to Post-Effective Amendment No. 28 to the Registration Statement filed on Form N-1A via EDGAR on January 28, 1999.



          (2) Dealer Agreement. Incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 28 to the Registration Statement filed on Form N-1A via EDGAR on January 28, 1999.

        (g) (1) Custodian Agreement between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 27 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 1998 (File No. 2-74139).



          (2) Amendment to Custodian Agreement dated February 22, 1999 by and between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit d(3) to Post-Effective Amendment No. 30 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 2000 (File No. 2-74139).



          (3) Amendment to Custodian Contract/Agreement dated as of July 17, 2001 by and between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit g(3) to Post-Effective Amendment No. 32 to the Registration Statement filed on Form N-1A via EDGAR on January 28, 2002 (File No. 2-74139).



          (4) Amendment to Custodian Contract/Agreement dated as of January 17, 2002 by and between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit g(4) to Post-Effective Amendment No. 32 to the Registration Statement filed on Form N-1A via EDGAR on January 28, 2002 (File No. 2-74139).



        (h) (1) Transfer Agency Agreement between the Registrant and Prudential Mutual Fund Services, Inc. Incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 27 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 1998 (File No. 2-74139).



          (2) Amendment to Transfer Agency and Service Agreement dated
          August 24, 1999 by and between the Registrant and Prudential Mutual Fund Services LLC (successor to Prudential Mutual Fund Services, Inc). Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 30 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 2000 (File No. 2-74139).



          (3) Service Agreement between the Registrant and Prudential Securities Incorporated. Incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 33 to the Registration Statement filed on Form N-1A via EDGAR on October 23, 2002 (File No. 2-74139).



          (4) Service Agreement between the Registrant and Pruco Securities Corporation. Incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 33 to the Registration Statement filed on Form N-1A via EDGAR on October 23, 2002 (File No. 2-74139).



        (i) (1) Opinion of Sullivan & Worcester. Incorporated by reference to Exhibit No. (1) to Post-Effective Amendment No. 29 to the Registration Statement filed on Form N-1A via EDGAR on March 25, 1999 (File
          No. 2-74139).



          (2) Consent of Sullivan and Worcester.*



        (j)  Consent of Independent Accountants.*



        (m) (1) Distribution and Service Plan for Class A Shares, dated December 20, 1990, as amended and restated on July 1, 1993 and August 1, 1995 (Money Market Series and U.S. Treasury Money Market Series). Incorporated by reference to Exhibit d(3) to Post-Effective Amendment No. 30 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 2000 (File No. 2-74139).



          (2) Distribution and Service Plan for Class A Shares, dated July 26, 1995, as amended and restated on July 1, 1993 and August 1, 1995 (Short-Intermediate Term Series). Incorporated by reference to Exhibit d(3) to Post-Effective Amendment No. 30 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 2000 (File
          No. 2-74139).



          (3) Distribution Plan for Class S shares of U.S. Treasury Money Market Series. Incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 33 to the Registration Statement filed on Form N-1A via EDGAR on October 23, 2002 (File No. 2-74139).



        (n) (1) Rule 18f-3 Plan for Money Market Series. Incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on January 25, 1996.



          (2) Rule 18f-3 Plan for Money Market Series, U.S. Treasury Money Market Series and Short-Intermediate Term Series. Incorporated by reference to Exhibit No. 18(b) to Post-Effective Amendment No. 26 to Registration Statement filed on Form N-1A via EDGAR on February 4, 1997 (File No. 2-74139).



          (3) Rule 18f-3 Plan for U.S. Treasury Money Market Series dated August 15, 2002. Incorporated by reference to Exhibit (n)(3) to Post-Effective Amendment No. 33 to the Registration Statement filed on Form N-1A via EDGAR on October 23, 2002 (File No. 2-74139).

        (p) (1) Code of Ethics of the Registrant dated September 4, 2002. Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 33 to the Registration Statement filed on Form N-1A via EDGAR on October 23, 2002 (File No. 2-74139).



          (2) Code of Ethics and Personal Securities Trading Policy of Prudential Investment Management, Inc., Prudential Investments LLC and Prudential Investment Management Services LLC dated September 4, 2002. Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 33 to the Registration Statement filed on Form N-1A via EDGAR on October 23, 2002 (File No. 2-74139).



        (q) Powers of Attorney. Incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed via EDGAR on January 28, 2002 (File No. 2-74139).

------------------------
*Filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

    No person is controlled by or under common control with the Registrant.

ITEM 25. INDEMNIFICATION.

    Article V, Section 5.3 of the Registrant's Amended and Restated Declaration of Trust provides that the Trustees shall provide for indemnification by the Trust of every person who is, or has been, a Trustee or officer of the Trust against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof, in such manner not otherwise prohibited or limited by law as the Trustees may provide from time to time in the By-Laws. Section 5.1 also provides that Trustees, officers, employees or agents of the Trust shall not be subject to any personal liability to any other person, other than the Trust or its shareholders, in connection with Trust property or the affairs of the Trust, except liability arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. Section 5.1 also provides that the Registrant will indemnify and hold harmless each shareholder from and against all claims and liabilities to which such shareholder may become subject by reason of his being or having been a shareholder and shall reimburse such shareholder for all expenses reasonably related thereto.

    As permitted by Sections 17(h) and (i) of the 1940 Act and pursuant to
Article VII of the Fund's By-Laws (Exhibit (b) to the Registration Statement), in certain cases, an individual who is a present or former officer, Trustee, employee or agent of the Registrant or who serves or has served another trust, corporation, partnership, joint venture or other enterprise in one of such capacities at the request of the Registrant (a representative of the Trust) may be indemnified by the Registrant against certain liabilities in connection with the Registrant provided that such representative acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Registrant, subject to certain qualifications and exceptions including liabilities to the Registrant or to its shareholders to which such representative would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of duties. As permitted by Section 17(i) of the Investment Company Act and pursuant to Section 10 of the Distribution Agreement (Exhibit 6(e)(1) to the Registration Statement), in certain cases the Distributor of the Registrant may be indemnified against liabilities which it may incur except liabilities arising from bad faith, gross negligence, in the performance of its duties, willful misfeasance or reckless disregard of duties. Such Article V of the Declaration of Trust, Article VII of the By-Laws, as amended and Section 10 of the Distribution Agreement are hereby incorporated by reference in their entirety. The Trust has purchased an insurance policy insuring its officers and Trustees against certain liabilities, and certain costs of defending claims against such officers and Trustees, to the extent such officers and Trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Trust against the cost of indemnification payments to officers and Trustees under certain circumstances.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, (Securities Act) may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Investment Company Act and will be governed by the final adjudication of such issue.

Pursuant and subject to the provisions of Article XI of the Registrant's By-Laws, the Registrant shall indemnify each representative of the Trust against, or advance the expenses of a representative of the Trust for, the amount of any deductible provided in any liability insurance policy maintained by the Registrant.

    Section 9 of the Management Agreement (Exhibit (d)(1) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit (d)(2) to the Registration Statement) limit the liability of Prudential Investments LLC (PI) and Prudential Investment Management, Inc. (PIM), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements. Section 9 of the Management Agreement also holds PI liable for losses resulting from a breach of fiduciary duty with respect to the receipt of compensation for services.

    The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust, By-Laws and the Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the Investment Company Act so long as the interpretations of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

    (a) Prudential Investments LLC (PI)

    See "How the Series Is Managed" in the Prospectus constituting Part A of this Registration Statement and "Management of the Trust" in the Statement of Additional Information (SAI) constituting Part B of this Registration Statement.

    The business and other connections of the officers of PI are listed in Schedules A and D of Form ADV of PI as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (File No. 801-31104).

    The business and other connections of PI's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is Gateway Center Three, Newark, NJ 07102.


NAME AND ADDRESS              POSITION WITH PI                    PRINCIPAL OCCUPATIONS
----------------              ----------------                    ---------------------
Robert F. Gunia               Executive Vice President and Chief  Executive Vice President and Chief Administrative
                               Administrative Officer              Officer, PI; Vice President, Prudential;
                                                                   President, PIMS
William V. Healey             Executive Vice President, Chief     Executive Vice President, Chief Legal Officer and
                               Legal Officer and Secretary         Secretary, PI; Vice President and Associate
                                                                   General Counsel, Prudential; Senior Vice
                                                                   President, Chief Legal Officer and Secretary, PIMS
David R. Odenath, Jr.         Officer in Charge, President,       Officer in Charge, President, Chief Executive
                               Chief Executive Officer and Chief   Officer and Chief Operating Officer, PI; Senior
                               Operating Officer                   Vice President, The Prudential Insurance Company
                                                                   of America (Prudential)
Kevin B. Osborn               Executive Vice President            Executive Vice President, PI
Stephen Pelletier             Executive Vice President            Executive Vice President, PI
Judy A. Rice                  Executive Vice President            Executive Vice President, PI
Philip N. Russo               Executive Vice President, Chief     Executive Vice President, Chief Financial Officer
                               Financial Officer and Treasurer     and Treasurer, Director of Jennison Associates,
                                                                   LLC
Lynn M. Waldvogel             Executive Vice President            Executive Vice President, PI


    (b) Prudential Investment Management, Inc. (PIM).

    See "How the Series is Managed--Investment Adviser" in the Prospectus constituting Part A of the Regtistration Statement and "Investment Advisory and Other Services--Manager and Investment Adviser" in the SAI constituting Part B of this Reistration Statement.

    The business and other connections of PIM's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is Gateway Center Three, Newark, NJ 07102.

NAME AND ADDRESS              POSITION WITH PIM                         PRINCIPAL OCCUPATIONS
----------------              -----------------                         ---------------------
Matthew J. Chanin             Director and Senior Vice   Director and President of Prudential Equity
Gateway Center Four            President                  Investors, Inc.; Chairman, Director and President
Newark, NJ 07102                                          of Prudential Private Placement Investors, Inc.
John H. Hobbs                 Director and Vice          Chairman & CEO and Director of Jennison Associates,
18(th) Floor                   President                  LLC; Director of Prudential Trust Company
466 Lexington Avenue
New York, NY 10017
Philip N. Russo               Director                   Director of Jennison Associates, LLC; Executive Vice
                                                          President, Chief Financial Officer and Treasurer,
                                                          PI
John R. Strangfeld, Jr.       Chairman and Director      Vice Chairman of Prudential Financial Inc.;
                                                          Chairman, Director and CEO of Prudential Securities
                                                          Group; Director and President of Prudential Asset
                                                          Management Holding Company; Director of Jennison
                                                          Associates LLC; Executive Vice President of The
                                                          Prudential Insurance Company of America
James J. Sullivan             Director, Vice President   Chairman, Director, President and CEO of Prudential
Gateway Center Two             and Managing Director      Trust Company; Director and President of the
Newark, NJ 07102                                          Prudential Asset Management Company, Inc.
Bernard Winograd              Director, President & CEO  Senior Vice President of Prudential Financial Inc.;
                                                          Director of Jennison Associates, LLC; Director and
                                                          Vice President of Prudential Asset Management
                                                          Holding Company

ITEM 27. PRINCIPAL UNDERWRITERS

    (a) Prudential Investment Management Services LLC (PIMS)


    PIMS is distributor for Cash Accumulation Trust, Command Money Fund, Command Government Fund, Command Tax-Free Fund, Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential California Municipal Fund, Prudential Equity Fund, Inc., Prudential Europe Growth Fund, Inc., Prudential Gibraltar Fund, Inc., Prudential Global Total Return Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust, Prudential High Yield Fund, Inc., Prudential Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., Prudential Money Mart Assets, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Natural Resources Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Real Estate Securities Fund, Prudential Sector Funds, Inc., Prudential Short-Term Corporate Bond Fund, Inc., Prudential Small Company Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Tax-Managed Funds, Prudential Tax-Managed Small-Cap Fund, Inc., Prudential Total Return Bond Fund, Prudential 20/20 Focus Fund, Prudential U.S. Emerging Growth Fund, Inc., Prudential Value Fund, Prudential World Fund, Inc., Special Money Market Fund, Inc., Strategic Partners Asset Allocation Funds, Strategic Partners Opportunity Funds, Strategic Partners Style Specific Funds, The Prudential Investment Portfolios, Inc., and The Target Portfolio Trust.


    PIMS is also distributor of the following unit investment trusts: Separate
Accounts: The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account.

    (b) Information concerning the officers and directors of PIMS is set forth below:


                                     POSITIONS AND                                  POSITIONS AND
                                     OFFICES WITH                                   OFFICES WITH
NAME(1)                              UNDERWRITER                                    REGISTRANT
-------                              -------------                                  -------------
Edward P. Baird....................  Executive Vice President                       None
213 Washington St.
Newark, NJ 07102
C. Edward Chaplin..................  Executive Vice President and Treasurer         None
751 Broad Street
Newark, NJ 07102
John T. Doscher....................  Senior Vice President and Chief Compliance     None
                                       Officer
Michael J. McQuade.................  Senior Vice President and Chief Financial      None
                                     Officer
Robert F. Gunia....................  President                                      Vice
                                                                                    President and
                                                                                    Trustee
William V. Healey..................  Senior Vice President, Secretary and Chief     None
                                     Legal Officer
Stephen Pelletier..................  Executive Vice President                       None
Scott G. Sleyster..................  Executive Vice President                       None
71 Hanover Road
Florham Park, NJ 07932
Bernard B. Winograd                  Executive Vice President                       None


--------------
(1) The address of each person named is Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102 unless otherwise indicated.

    (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS


    All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, Prudential Investment Management, Inc., Gateway Center Two, Newark, NJ 07102, the Registrant, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102; and Prudential Mutual Fund Services LLC, 194 Wood Avenue South, Iselin, NJ 08830. Documents required by Rules 31a-1(b)(5),
(6), (7), (9), (10) and (11) and 31a-1(f) will be kept at Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102, documents required by Rules 31a-1(b)(4) and (11) and 31a-1(d) at Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102 and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services LLC.


ITEM 29. MANAGEMENT SERVICES

    Other than as set forth under the captions "How the Series Is Managed--Manager", "--Investment Adviser" and "--Distributor" in the Prospectus and "Investment Advisory and Other Services--Manager and Investment Adviser" and "--Principal Underwriter, Distributor and Rule 12b-1 Plans" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 30. UNDERTAKINGS

    The Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


  Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 30th day of January, 2003.


                                               PRUDENTIAL GOVERNMENT SECURITIES
                                               TRUST

                                               By:               *
                                                 -------------------------------
                                                     David R. Odenath, Jr.,
                                                             President

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                      SIGNATURE                        TITLE                                       DATE
                      ---------                        -----                                       ----

                          *
     -------------------------------------------       Trustee
                  Eugene C. Dorsey

                          *
     -------------------------------------------       Trustee
                   Delayne D. Gold

                          *
     -------------------------------------------       Vice President and Trustee
                   Robert F. Gunia

                          *
     -------------------------------------------       Trustee
                  Thomas T. Mooney

                          *
     -------------------------------------------       Trustee
                   Stephen P. Munn

                          *
     -------------------------------------------       President and Trustee
                David R. Odenath, Jr.

                          *
     -------------------------------------------       Trustee
                 Richard A. Redeker

                          *
     -------------------------------------------       Vice President and Trustee
                    Judy A. Rice

                          *
     -------------------------------------------       Trustee
                 Nancy Hays Teeters

                          *
     -------------------------------------------       Trustee
                 Louis A. Weil, III

                          *
     -------------------------------------------       Treasurer and Principal Financial
                   Grace C. Torres                      and Accounting Officer

By: /s/ Deborah A. Docs
   ------------------------------------------

    (Deborah A. Docs,                                           January 30, 2003

    Attorney-in-Fact)

                                 EXHIBIT INDEX


(i)(2)     Consent of Sullivan and Worcester.

(j)        Consent of Independent Accountants.